                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-1A

                                                                File No. 2-28871
                                                               File No. 811-1485

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             |X|

         Pre-Effective Amendment No.                                | |
                                     ----------------

         Post-Effective Amendment No.          65                   |X|
                                      ---------------

                              AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     |X|

         Amendment No.     65
                       -------------

                        DELAWARE GROUP EQUITY FUNDS III
-------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

   2005 Market Street, Philadelphia, Pennsylvania               19103-71094
-----------------------------------------------------    ----------------------
       (Address of Principal Executive Offices)                  (Zip Code)

Registrant's Telephone Number, including Area Code:     (800) 523-1918
                                                        --------------

      Richelle S. Maestro, 2005 Market Street, Philadelphia, PA 19103-7094
-------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

Approximate Date of Public Offering:         August 27, 2002
                                             ----------------

It is proposed that this filing will become effective:

            Immediately upon filing pursuant to paragraph (b)
-----------
            on (date) pursuant to paragraph (b)
-----------
     X      60 days after filing pursuant to paragraph (a) (1)
-----------
            on (date) pursuant to paragraph (a)(1)
-----------
            75 days after filing pursuant to paragraph (a) (2)
-----------
            on (date) pursuant to paragraph (a)(2) of Rule 485
-----------

If appropriate:

                  this post-effective amendment designates a new effective date for a previously filed post-effective amendment
---------

                             --- C O N T E N T S ---



This Post-Effective Amendment No. 65 to Registration File No. 2-28871 includes the following:


1.       Facing Page

2.       Contents Page

3.       Part A - Prospectuses

4.       Part B - Statement of Additional Information

5.       Part C - Other Information

6.       Signatures

7.       Exhibits

                           Delaware
                           Investments(SM)
                           ---------------
                           A member of Lincoln Financial Group(R)



                           Delaware Focused Value Fund
                        (formerly Delaware Research Fund)
                          Delaware Focused Growth Fund



                           Class A * Class B * Class C



                                   Prospectus
                                 August 29, 2002


                             Growth of Capital Funds

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this Prospectus, and any representation to the contrary is a criminal offense.

Table of Contents



Fund profiles                                                               page
Delaware Focused Value Fund
Delaware Focused Growth Fund

How we manage the Funds                                                     page
Our investment strategies
The securities we typically invest in
The risks of investing in the Funds

Who manages the Funds                                                       page
Investment manager
Portfolio managers
Who's who?

About your account                                                          page

Investing in the Funds
      Choosing a share class
      How to reduce your sales charge
      How to buy shares
      Retirement plans
      How to redeem shares
      Account minimums
      Special services
Dividends, distributions and taxes

Certain management considerations                                           page

Financial highlights                                                        page

Glossary                                                                    page

Profile: Delaware Focused Value Fund (formerly Delaware Research Fund)

What is the Fund's goal? Delaware Focused Value Fund seeks to provide long-term capital growth. Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies? We invest primarily in equity securities and have the ability to invest in companies of all market capitalizations. In pursuing the Fund's objective, we use a value investment style. That is, we invest in stocks that we believe are undervalued and have an above-average potential to increase in price. Generally, the Fund will hold only 20 to 30 different stocks.

In making our investment decisions, we analyze stocks using quantitative models that measure their value, earnings expectations and risk characteristics. Among the stocks that we regard as the most favorable investment opportunities based on this quantitative analysis, we apply a bottom-up analysis to choose the stocks which we believe to be undervalued and which we believe have the greatest potential for long-term price appreciation. We will generally sell a stock if it has increased in price to the point where we no longer consider it to be undervalued.


What are the main risks of investing in the Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. The Fund will be affected by declines in stock prices, which could be caused by a drop in the stock market, problems in the economy or poor performance from particular companies or industry sectors.

Delaware Focused Value Fund is considered "non-diversified" under the federal laws and rules that regulate mutual funds. That means the Fund may allocate more of its net assets to investments in single securities than a "diversified" fund. Because of the small number of different stocks held by the Fund, a change in the price of any single stock may have a significant effect on the Fund's performance. Thus, adverse effects on an investment held by the Fund will subject the Fund to greater risk. Because the Fund will continually purchase and sell securities according to its screening process and will tend to purchase or sell securities to maintain an approximately equal weighting for each holding, portfolio turnover may exceed 300%. High turnover rate can result in increased transaction costs and tax liability for an investor.

The Fund may invest a significant portion of its assets in particular industries or in closely related industries, although it will not invest more than 25% of its net assets in any one industry. Higher industry concentrations cause the Fund to be more sensitive to changes in conditions in those industries. In addition, the smaller companies that Delaware Focused Value Fund may invest in may involve greater risk than other companies due to their narrow product lines, limited financial resources and much greater sensitivity to economic conditions.

For a more complete discussion of risk, please see "The risks of investing in the Funds" on page __.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.





Who should invest in the Fund
o        Investors with long-term financial goals.
o        Investors seeking an investment primarily in common stocks.

o Investors seeking exposure to the capital appreciation opportunities of both value and growth sectors of the market in a relatively concentrated portfolio.

Who should not invest in the Fund
o    Investors with short-term financial goals.
o    Investors whose primary goal is current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
o Investors unwilling to accept the risks of a non-diversified, more concentrated, fund.


You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial advisor to determine whether it is an appropriate choice for you.

How has Delaware Focused Value Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show the return for the Fund's Class A shares for the past two calendar years as well as the average annual returns for these shares for the one-year and lifetime periods. Returns for Class B and Class C are not shown because these shares have not commenced operations. The Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect voluntary expense caps in effect during the periods. The returns would be lower without the voluntary caps.


                             [BAR GRAPH}

                 Year-by-year total return (Class A)


                         2001         2000

                         ___%        -8.88%




As of June 30, 2002, the Fund's Class A shares had a calendar year-to-date return of ___%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 0.00% for the quarter ended ______________ and its lowest quarterly return was ___% for the quarter ended ___________________.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns in the previous paragraph or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table on page __ do include the sales charge.

                              Average annual returns for periods ending 12/31/01





-----------------------------------------------------------------------------------------------
                                                                           Lifetime
                                                                   1 year  (inception 12/29/99)
-----------------------------------------------------------------------------------------------

Class A return before taxes                                         ____%         ____%
-----------------------------------------------------------------------------------------------
Class A return after taxes on distributions                         ____%         ____%
-----------------------------------------------------------------------------------------------
Class A return after taxes on distributions and sale of Fund
shares                                                              ____%         ____%
-----------------------------------------------------------------------------------------------
Russell 1000 Value Index
(reflects no deduction for fees, expenses, or taxes)                ____%         ____%
-----------------------------------------------------------------------------------------------
S&P 500 Composite Stock Index
(reflects no deduction for fees, expenses, or taxes)                ____%         ____%
-----------------------------------------------------------------------------------------------


The Fund's returns are compared to the performance of the Russell 1000 Value Index and S&P 500 Composite Stock Index. You should remember that unlike the Fund, the indexes are unmanaged and do not reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns shown above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

What are the Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.


--------------------------------------------------------------------------------------------
CLASS                                                       A           B         C
--------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases as a       5.75%       none      none
percentage of offering price
--------------------------------------------------------------------------------------------
Maximum contingent deferred sales charge (load) as a        none(1)     5%(2)     1%(3)
percentage of original purchase price or redemption price,
whichever is lower
--------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested           none        none      none
dividends
--------------------------------------------------------------------------------------------
Redemption fees                                             none        none      none
--------------------------------------------------------------------------------------------


Annual fund operating expenses are deducted from the Fund's assets.


--------------------------------------------------------------------------------------------
Management fees                                            1.000%      1.000%    1.000%
--------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees(4)                    0.25%       1.00%     1.00%
--------------------------------------------------------------------------------------------
Other expenses                                              ____%       ____%     ____%
--------------------------------------------------------------------------------------------
Total operating expenses(5)                                 ____%       ____%     ____%
--------------------------------------------------------------------------------------------


This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(6) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

--------------------------------------------------------------------------------
CLASS(7)       A        B         B (if redeemed)      C         C (if redeemed)
--------------------------------------------------------------------------------
1 year       $___     $___            $___           $___        $___
--------------------------------------------------------------------------------
3 years      $___     $___            $___           $___        $___
--------------------------------------------------------------------------------
5 years      $___     $___            $___           $___        $___
--------------------------------------------------------------------------------
10 years     $___     $___            $___           $___        $___
--------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.
(4) Class A shares are subject to a 12b-1 fee of 0.30% (fixed at 0.25% by the Board of Trustees) of average daily net assets and Class B and Class C shares are each subject to a 12b-1 fee of ___% of average daily net assets. The distributor has agreed to waive these 12b-1 fees through ___________________.
(5) The investment manager has agreed to waive fees and pay expenses through _________________ in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding ___% of average daily net assets.
(6) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not reflect the voluntary expense waivers described in footnotes 4 and 5.
(7) Class B shares automatically convert to Class A shares at the end of the eighth year. Information for the ninth and tenth years reflects expenses of the Class A shares.

Profile: Delaware Focused Growth Fund

What is the Fund's goal? Delaware Focused Growth Fund seeks to provide long-term capital growth. Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies? We invest primarily in common stocks of companies that we believe have the potential for high earnings growth by following a bottom-up approach that focuses on a company's historic or projected earnings growth rate, price-to-earnings ratio and cash flows. Once companies with the desired characteristics are identified, the Fund evaluates further the company's management, its strength within its industry and various financial and economic factors. The Fund may, from time to time, concentrate its investments in a particular industry or group of industries. The Fund generally invests in a portfolio of 20 to 40 stocks which can be of any size or market capitalization, including securities of emerging or other growth-oriented companies.

What are the main risks of investing in the Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund will be affected by declines in stock prices. Stock prices may be negatively affected by declines in the stock market or poor performance in specific industries or companies. The Fund is a non-diversified investment company under the Investment Company Act of 1940 and may be subject to greater risk than if it were diversified. The Fund may, from time to time, invest more than 25% of its net assets in any one industry or group of industries. In instances where there is greater concentration in a particular sector, the Fund may be particularly sensitive to changes in the general market or economic conditions that affect that sector.

For a more complete discussion of risk, please see "The risk of investing in the Funds" on page __.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.





Who should invest in the Fund
o    Investors with long-term financial goals.
o    Investors seeking an investment primarily in common stocks.
o Investors seeking exposure to capital appreciation opportunities in a concentrated portfolio of stocks.

Who should not invest in the Fund o Investors with short-term financial goals.
o    Investors whose primary goal is current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.


You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial advisor to determine whether it is an appropriate choice for you.

How has Delaware Focused Growth Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show the return for the Fund's Class A shares for the past calendar year as well as the average annual returns for these shares for the one-year and lifetime periods. Returns for Class B and Class C are not shown because these shares have not commenced operations. The Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect voluntary expense caps in effect during the periods. The returns would be lower without the voluntary caps.

                                [BAR GRAPH]

                    Year-by-year total return (Class A)

                                   2000

                                   4.55%


As of June 30, 2001, the Fund's Class A shares had a calendar year-to-date return of -2.37%. During the period illustrated in this bar chart, Class A's highest quarterly return was 25.94% for the quarter ended March 31, 2000 and its lowest quarterly return was -17.05% for the quarter ended December 31, 2000.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns in the previous paragraph or in the bar chart. If this fee were included, the return would be less than that shown. The average annual returns shown in the table on page __ do include the sales charge.

                              Average annual returns for periods ending 12/31/00

----------------------------------------------------
CLASS                         A       S&P 500 Index
           (Inception 12/29/99)
----------------------------------------------------
1 year                   -1.46%              -9.10%
----------------------------------------------------
Lifetime                 -1.23%              -9.10%
----------------------------------------------------

The Fund's returns are compared to the performance of the S&P 500 Index. You should remember that unlike the Fund, the index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns above.

What are the Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.

--------------------------------------------------------------------------------
CLASS                                                 A        B        C
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on                5.75%    none     none
purchases as a percentage of offering price
--------------------------------------------------------------------------------
Maximum contingent deferred sales charge (load)       none(1)  5%(2)    1%(3)
as a percentage of original purchase price or
redemption price, whichever is lower
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on                none     none     none
reinvested dividends
--------------------------------------------------------------------------------
Redemption fees                                       none     none     none
--------------------------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets.

--------------------------------------------------------------------------------
Management fees                                       0.65%    0.65%    0.65%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees(4)              0.25%    1.00%    1.00%
--------------------------------------------------------------------------------
Other expenses                                        0.41%    0.41%    0.41%
--------------------------------------------------------------------------------
Total operating expenses(5)                           1.31%    2.06%    2.06%
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.6 This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

------------------------------------------------------------------------------
CLASS(7)     A          B        B (if redeemed)    C          C (if redeemed)
------------------------------------------------------------------------------
1 year         $701       $209             $709       $209               $309
------------------------------------------------------------------------------
3 years        $966       $646             $946       $646               $646
------------------------------------------------------------------------------
5 years      $1,252     $1,108           $1,308     $1,108             $1,108
------------------------------------------------------------------------------
10 years     $2,063     $2,197           $2,197     $2,390             $2,390
------------------------------------------------------------------------------


(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.
(4) The Class A shares are subject to a 12b-1 fee of 0.30% (fixed at 0.25% by the Board of Trustees) of average daily net assets and Class B and C shares are each subject to a 12b-1 fee of 1.00% of average daily net assets. The distributor has agreed to waive these 12b-1 fees through February 28, 2002.
(5) The investment manager has agreed to waive fees and pay expenses through February 28, 2002 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 0.75% of average daily net assets.
(6) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not reflect the voluntary expense waivers described in footnotes 4 and 5.
(7) Class B shares automatically convert to Class A shares at the end of the eighth year. Information for the ninth and tenth years reflects expenses of the Class A shares.

How we manage the Funds

Our investment strategies

We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for the Funds. Following is a description of how the portfolio managers pursue each Fund's investment goal.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.


Delaware Focused Value Fund

The Fund invests primarily in equity securities without any limit on size or capitalization of the companies issuing them. In pursuing the Fund's objective, we use a value investment style. That is, we invest in stocks that we believe are undervalued and have an above-average potential to increase in price. Generally, the Fund will limit its portfolio to 20 to 30 different stocks. The process we follow in making investment decisions is described below.

o We begin by analyzing stocks using quantitative models that measure their value, earnings expectations and risk characteristics.
o We then perform a bottom-up analysis on the companies that our quantitative analysis identifies as the most favorable investment opportunities. That analysis focuses on the financial condition and relative competitive position of each issuer under consideration.
o Based on this bottom-up analysis, we select 20 to 30 individual securities for the Fund that we believe to be undervalued and to have the greatest potential for capital appreciation.

We will generally sell a stock if it has increased in price to the point where we no longer consider it to be undervalued. We will also consider selling a stock if we identify another investment that we believe has greater return potential based on our investment process.

Delaware Focused Value Fund's investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.


Delaware Focused Growth Fund

The Fund strives to identify companies that offer the potential for long-term price appreciation because they are likely to experience high earnings growth. The Fund invests in a portfolio of 20-40 stocks which can be of any size or market capitalization. The Fund uses a bottom-up approach to identify companies that typically exhibit one or more of the following characteristics:

o     A history of high growth in earnings-per-share,
o     Projections for high future growth or acceleration in earnings-per-share,
o     A price-to-earnings ratio that is low relative to other stocks, and
o     Discounted cash flows that are high relative to other stocks.

Once we identify stocks that have these characteristics, we further evaluate the company. We look at the capability of the management team, the strength of the company's position within its industry, whether its internal structure can support continued growth, how high the company's return on equity is, how much of the company's profits are reinvested in the company to fuel additional growth, and how stringent the company's financial and accounting policies are.

All of these give us insight into the outlook for the company, helping us to identify companies poised for high earnings growth. We believe that this high earnings growth, if it occurs, would result in price appreciation for the company's stock.

Delaware Focused Growth Fund's investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in
Stocks offer investors the potential for capital appreciation, and may pay dividends as well.



----------------------------------------------------------------------------------------------
               Securities                                    How we use them
----------------------------------------------------------------------------------------------
Common stocks: Securities that represent       We invest at least 65% of each Fund's total
shares of ownership in a corporation.          assets in a portfolio of 20-30 equity
Stockholders participate in the                securities (including common stocks and
corporation's profits and losses,              convertible securities) for Delaware Focused
proportionate to the number of shares they     Value Fund and 20-40 for Delaware Focused
own.                                           Growth Fund. Generally, however, we invest
                                               90% to 100% of net assets in common stock.
                                               Each Fund may invest in common stocks of any
                                               market capitalization.
--------------------------------------------------------------------------------------------
Foreign securities and American Depositary     Although each Fund may invest up to 25% of
Receipts: Securities of foreign entities       its net assets in foreign securities, we
issued directly or, in the case of American    have no present intention of doing so. We
Depositary Receipts, through a U.S. bank.      may invest without limit in ADRs and will do
ADRs represent a bank's holdings of a stated   so when we believe they offer greater value
number of shares of a foreign corporation.     and greater appreciation potential than U.S.
An ADR entitles the holder to all dividends    securities.
and capital gains earned by the underlying
foreign shares. ADRs are bought and sold the
same as U.S. securities.
--------------------------------------------------------------------------------------------
Convertible securities: Usually preferred      Each Fund may invest in convertible
stocks or corporate bonds that can be          securities and selects them on the basis of
exchanged for a set number of shares of        the common stock into which they can be
common stock at a predetermined price.         converted, not on the basis of the debt
ratings of the convertible securities.
--------------------------------------------------------------------------------------------
Repurchase agreements: An agreement between    Typically, each Fund uses repurchase
a buyer of securities, such as a Fund, and a   agreements as a short-term investment for
seller of securities in which the seller       its cash position. In order to enter into
agrees to buy the securities back within a     these repurchase agreements, each Fund must
specified time at the same price the buyer     have collateral of 102% of the repurchase
paid for them, plus an amount equal to an      price. The Funds may not have more than 10%
agreed upon interest rate. Repurchase          of their assets in repurchase agreements
agreements are often viewed as equivalent to   with maturities of over seven days. The
cash.                                          Funds will only enter into repurchase
                                               agreements in which the collateral is
                                               comprised of U.S. government securities.
--------------------------------------------------------------------------------------------
Restricted securities: Privately placed        The Funds may invest in privately placed
securities whose resale is restricted under    securities including those that are eligible
securities law.                                for resale only among certain institutional
                                               buyers without registration, which are
                                               commonly known as Rule 144A Securities.
--------------------------------------------------------------------------------------------
Options and futures: Options represent a       If we have stocks in the Funds that have
right to buy or sell a security at an agreed   unrealized gains because of past
upon price at a future date. The purchaser     appreciation, we would want to protect those
of an option may or may not choose to go       gains when we anticipate adverse conditions.
through with the transaction.                  We might use options or futures to
                                               neutralize the effect of any price declines,
Futures contracts are agreements for the       without selling the security. For example,
purchase or sale of securities at a            we might buy a put option giving us the
specified price, on a specified date. Unlike   right to sell the stock at a specific price
an option, a futures contract must be          on a specific date in the future. If prices
executed unless it is sold before the          then fell, our decline would be offset by
settlement date.                               the gain on the put option. On the other
                                               hand, if prices rose, we would lose the
Certain options and futures may be             amount paid for the put option, but we would
considered to be derivative securities.        still own the stock, and could benefit from
                                               the appreciation. Use of these strategies
                                               can increase the operating costs of the
                                               Funds and can lead to loss of principal.
--------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------
               Securities                                    How we use them
----------------------------------------------------------------------------------------------
Illiquid securities: Securities that do not    The Funds may invest no more than 15% of net
have a ready market, and cannot be easily      assets in illiquid securities.
sold within seven days at approximately the
price that a fund has valued them. Illiquid
securities include repurchase agreements
maturing in more than seven days.
----------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------
               Securities                                    How we use them
----------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs): REITs    Each Fund may invest in REITs consistent with
are pooled investment vehicles which invest     its investment objective and policies.
primarily in income-producing real estate or
real estate related loans or interests.
REITs are generally classified as equity
REITs, mortgage REITs or a combination of
equity and mortgage REITs. Equity REITs
invest the majority of their assets directly
in real property and derive income primarily
from the collection of rents. Equity REITs
can also realize capital gains by selling
properties that have appreciated in value.
Mortgage REITs invest the majority of their
assets in real estate mortgages and derive
income from the collection of interest
payments.
----------------------------------------------------------------------------------------------

Each Fund may also invest in other securities including warrants, preferred stocks and bonds. Please see the Statement of Additional Information for additional descriptions of these securities and other securities in which the Funds may invest.

Lending securities
Each Fund may lend up to 25% of its assets to qualified brokers, dealers and institutional investors for their use in securities transactions. These transactions, if any, may generate additional income for the Funds.

Purchasing securities on a when-issued or delayed delivery basis
Each Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. A Fund will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Temporary defensive positions
In response to unfavorable market conditions, each Fund may make temporary investments in bonds, cash or cash equivalents. To the extent that a Fund holds these securities, it may be unable to achieve its investment objective.

Portfolio turnover
The Funds intend to engage in active and frequent trading of their portfolio securities to achieve their investment objectives. We anticipate that Delaware Focused Growth Fund will have an annual portfolio turnover of more than 100%. Delaware Focused Value Fund's portfolio turnover rate may exceed 300%. A turnover rate of 100% would occur if a Fund sold and replaced securities valued at 100% of its net assets within one year. High turnover rate can result in increased transaction costs and tax liability for investors.

The risks of investing in the Funds
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in a Fund, you should carefully evaluate the risks. Because of the nature of the Funds, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in the Funds. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

----------------------------------------------------------------------------------------------
               Risks                                  How we strive to manage them
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Market risk is the risk that all or a          For each Fund, we maintain a long-term
majority of the securities in a certain        approach and focus on securities that we
market-like the stock or bond market-will      believe can continue to provide returns over
decline in value because of factors such as    an extended period of time regardless of
economic conditions, future expectations or    interim market fluctuations. We do not try
investor confidence.                           to predict overall market movements and
                                               generally do not trade for short-term
                                               purposes.
----------------------------------------------------------------------------------------------
Industry and security risk is the risk that    Each Fund may invest more than 25% of its
the value of securities in a particular        net assets in any one industry or group of
industry or the value of an individual stock   industries. As a result, the value of a
or bond will decline because of changing       Fund's shares will fluctuate in response to
expectations for the performance of that       economic, political or regulatory
industry or for the individual company         developments affecting a particular industry
issuing the stock.                             or closely related industries that represent
                                               a large percentage of a Fund's assets, and
                                               may fluctuate more widely than shares of a
                                               fund that invests in a broader range of
                                               industries.

                                               To seek to reduce these risks, we limit the
                                               amount of each Fund's assets invested in any
                                               one industry and we follow a rigorous
                                               selection process before choosing securities
                                               for the Fund.
----------------------------------------------------------------------------------------------
Interest rate risk is the risk that            Each Fund can invest in small or mid-cap
securities, particularly bonds with longer     companies and we seek to address the
maturities, will decrease in value if          potential interest rate risks associated
interest rates rise and increase in value if   with those holdings by analyzing each
interest rates fall. However, investments in   company's financial situation and its cash
equity securities issued by small and          flow to determine the company's ability to
medium-sized companies, which often borrow     finance future expansion and operations. The
money to finance operations, may also be       potential impact that rising interest rates
adversely affected by rising interest rates.   might have on a stock is taken into
Financial services companies may also be       consideration before a stock is purchased.
affected by interest rate changes because
such changes impact their cost of capital
and profitability.
----------------------------------------------------------------------------------------------
Foreign risk is the risk that foreign          Each Fund typically invests only a small
securities may be adversely affected by        portion of its portfolio in foreign
political instability, changes in currency     securities or ADRs. When we do purchase
exchange rates, foreign economic conditions    foreign securities, they are often
or inadequate regulatory and accounting        denominated in U.S. dollars. We also tend to
standards.                                     avoid markets where we believe accounting
                                               standards or the regulatory structure are
                                               underdeveloped.
----------------------------------------------------------------------------------------------
Company size risk is the risk that prices of   Each Fund seeks opportunities among
small and medium-sized companies may be more   companies of all sizes. However, because
volatile than larger companies because of      each Fund does not concentrate specifically
limited financial resources or dependence on   on small or medium-sized companies, this
narrow product lines.                          risk may be balanced by holdings of larger
                                               companies.
----------------------------------------------------------------------------------------------
Liquidity risk is the possibility that         We limit exposure to illiquid securities.
securities cannot be readily sold within
seven days at approximately the price that a
fund values them.
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
               Risks                                  How we strive to manage them
----------------------------------------------------------------------------------------------
Non-diversified funds risk: Non-diversified     Each Fund will not be diversified under the
investment Each Fund will not be diversified    1940 Act. However, Delaware Focused Value
under the 1940 Act. However, companies have     Fund generally will be invested in 20 to 30
the flexibility to invest as much as 50%        stocks and Delaware Focused Growth Fund will
Delaware Focused Value Fund generally will      generally invest in 20 to 40 stocks.
be invested in 20 to 30 of their assets in
as few as two issuers with no single stocks
and Delaware Focused Growth Fund will
generally invest in 20 issuer accounting for
more than 25% of the portfolio as to 40
stocks. set forth in applicable tax laws.
The remaining 50% of the portfolio must be
diversified so that no more than 5% of a
fund's assets as set forth in applicable tax
laws are invested in the securities of a
single issuer. Since a non-diversified fund
may invest its assets in fewer issuers, the
value of fund shares may increase or
decrease more rapidly than if the fund were
fully diversified because changes in the
price of any one portfolio security may
affect a larger portion of the fund's
overall assets.
----------------------------------------------------------------------------------------------
Futures and options risk is the possibility     We will not use futures and options for
that a fund may experience a significant        speculative reasons. We may use futures and
loss if it employs an options or futures        options to protect gains in the portfolio
strategy related to a security or a market      without actually selling a security. We may
index and that security or index moves in       also use options and futures to quickly
the opposite direction from what the            invest excess cash so that the portfolio is
portfolio manager anticipated. Futures and      generally fully invested.
options also involve additional expenses,
which could reduce any benefit or increase
any loss to a fund from using the strategy.
----------------------------------------------------------------------------------------------

Who manages the Funds


Investment manager
The Funds are managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for each Fund, manages each Fund's business affairs and provides daily administrative services. For these services, the manager was paid a fee for the last fiscal year as follows:




                                                                               Investment management fees

-------------------------------------------------------------------------------------------------------------
                                                Delaware Focused Value Fund   Delaware Focused Growth Fund
-------------------------------------------------------------------------------------------------------------
As a percentage of average daily net assets                     ____%*                  0.34%*
-------------------------------------------------------------------------------------------------------------


*Reflects a waiver of fees by the manager

Portfolio managers


Delaware Focused Value Fund
Joshua H. Brooks, Timothy G. Connors and J. Paul Dokas have primary responsibility for making day-to-day investment decisions for Delaware Focused Value Fund. Mr. Connors and Mr. Dokas have been managing the Fund since its inception and Mr. Brooks has been managing the Fund since December 14, 2001.

Joshua H. Brooks, Senior Vice President/Chief Investment Officer - Value Investing, earned his undergraduate education at Yale University and Seikei Gakuen in Tokyo and an MBA from the University of London's London Business School. He joined Delaware Investments in 1991 as an analyst. Since that time, he has worked in various positions in equity research, portfolio management and business development in both Philadelphia and London. Prior returning to Philadelphia in 2000, Mr. Brooks worked at Delaware International Advisers in London as a Senior Portfolio Manager.


Timothy G. Connors, Senior Vice President/Director of Research - Fundamental, earned a bachelor's degree at the University of Virginia and an MBA degree in Finance at Tulane University. Mr. Connors co-manages Structured Products team portfolios with Mr. Dokas. He joined Delaware Investments in 1997 after serving as a Principal at Miller, Anderson & Sherrerd, where he managed equity accounts, conducted sector analysis, and directed research. He previously held positions at CoreStates Investment Advisers and Fauquier National Bank. He is a CFA Charterholder and a member of the Association for Investment Management and Research.


J. Paul Dokas, Senior Vice President/Director of Research - Quantitative, leads Delaware Investments' Structured Products Team in the portfolio management of over $3 billion in assets. He is also responsible for quantitative research used to develop and refine existing investment services and for making asset-allocation decisions for various Delaware Investments portfolios. He joined Delaware Investments in 1997 from Bell Atlantic Corporation, where he was Director of Trust Investment Management. He earned a bachelor's degree at Loyola College in Baltimore and a MBA degree at the University of Maryland. He is a CFA charterholder. Mr. Dokas is a member of AIMR, a member of the Society of Quantitative Analysts and a Director of the Philadelphia Society of Financial Analysts.


Delaware Focused Growth Fund
John B. Jares has primary responsibility for making day-to-day investment decisions for Delaware Focused Growth Fund. He has been managing the Fund since January 4, 2001. In making investment decisions for the Fund, Mr. Jares regularly consults with Evan D. Rothschild.

John B. Jares, Vice President/Senior Portfolio Manager, holds a BS in Finance from Colorado State University and an MS in Finance from the University of Colorado. He joined Delaware Investments in March 2000. Mr. Jares came to Delaware from Berger Funds, where he served as a portfolio manager for the Berger Balanced Fund. Prior to joining Berger, Mr. Jares was a senior equity analyst at Founders Asset Management, with responsibility for large capitalization companies. He began his career at Lipper Analytical Services, Inc. in 1992. Mr. Jares is a CFA charterholder.

Evan D. Rothschild, Assistant Vice President/Equity Analyst, holds a bachelor's of science degree from the University of Virginia. Prior to joining Delaware Investments in 1999, he served as an equity analyst with Berger Associates in Denver, Colorado. Previously, he was an analyst with J.C. Bradford & Co. in Nashville. Mr. Rothschild is a Chartered Financial Analyst.

Who's who?
The following describes the various organizations involved with managing, administering and servicing the Delaware Investments Funds.


                                Board of Trustees
Investment manager                                     Custodian
Delaware Management Company                            JPMorgan Chase Bank
2005 Market Street                                     4 Chase Metrotech Center
Philadelphia, PA 19103-7094         The Funds          Brooklyn, NY 11245

             Distributor                     Service agent
             Delaware Distributors, L.P.     Delaware Service Company, Inc.
             2005 Market Street              2005 Market Street
             Philadelphia, PA 19103-7094     Philadelphia, PA 19103-7094


             Financial intermediary wholesaler
             Lincoln Financial Distributors, Inc.
             2001 Market Street
             Philadelphia, PA 19103-7055

Portfolio managers
(see page __ for details)
                               Financial advisors
                                  Shareholders

Board of Trustees A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. Generally, at least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. However, the Delaware Focused Value Fund and Delaware Focused Growth Fund rely on certain exemptive rules created by the SEC that require the Board of Trustees overseeing the Funds to be comprised of a majority of such independent Trustees. These independent fund trustees, in particular, are advocates for shareholder interests.


Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASDR(SM)) rules governing mutual fund sales practices.

Financial intermediary wholesaler Pursuant to a contractual arrangement with Delaware Distributors, L.P., Lincoln Financial Distributors, Inc. (LFD) is primarily responsible for promoting the sale of Fund shares through broker/dealers, financial advisors and other financial intermediaries.


Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.


Financial advisors Financial advisors provide advice to their clients--analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisors are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.


Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

About your account


Investing in the Funds
You can choose from a number of share classes for the Funds. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial advisor to determine which class best suits your investment goals and time frame.


Choosing a share class

Class A

o Class A shares have an up-front sales charge of up to 5.75% that you pay when you buy the shares. The offering price for Class A shares includes the front-end sales charge.

o    If you invest $50,000 or more, your front-end sales charge will be reduced.

o You may qualify for other reduced sales charges, as described in "How to reduce your sales charge," and under certain circumstances the sales charge may be waived; please see the Statement of Additional Information.

o Class A shares are subject to an annual 12b-1 fee no greater than 0.30% of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

o Class A shares generally are not subject to a contingent deferred sales charge except in the limited circumstances described in the table below.



Class A sales charges

-----------------------------------------------------------------------------------------------------------------
     Amount of purchase         Sales charge as %     Sales charge as % of amount    Dealer's commission as % of
                                of offering price              invested                    offering price
-----------------------------------------------------------------------------------------------------------------
      Less than $50,000                5.75%                     6.10%                          5.00%

-----------------------------------------------------------------------------------------------------------------
         $50,000 but                   4.75%                     4.99%                          4.00%
        under $100,000
-----------------------------------------------------------------------------------------------------------------
         $100,000 but                  3.75%                     3.90%                          3.00%
        under $250,000
-----------------------------------------------------------------------------------------------------------------
         $250,000 but                  2.50%                     2.56%                          2.00%
        under $500,000
-----------------------------------------------------------------------------------------------------------------
         $500,000 but                  2.00%                     2.04%                          1.60%
       under $1 million
-----------------------------------------------------------------------------------------------------------------

As shown below, there is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if your financial advisor is paid a commission on your purchase, you will have to pay a limited contingent deferred sales charge of 1% if you redeem these shares within the first year and 0.50% if you redeem them within the second year, unless a specific waiver of the charge applies.



----------------------------------------------------------------------------------------------------------------
     Amount of purchase          Sales charge as %     Sales charge as % of amount   Dealer's commission as % of
                                 of offering price              invested                   offering price
----------------------------------------------------------------------------------------------------------------
      $1 million up to                  none                      none                          1.00%
         $5 million
----------------------------------------------------------------------------------------------------------------
      Next $20 million                  none                      none                          0.50%
     up to $25 million
----------------------------------------------------------------------------------------------------------------
        Amount over                     none                      none                          0.25%
        $25 million
----------------------------------------------------------------------------------------------------------------

Class B

o Class B shares have no up-front sales charge, so the full amount of your purchase is invested in a Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within six years after you buy them.

o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 5%. The contingent deferred sales charge is 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o For approximately eight years after you buy your Class B shares, they are subject to annual 12b-1 fees no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

o Approximately eight years after you buy them, Class B shares automatically convert into Class A shares with a 12b-1 fee of no more than 0.30%, which is currently being waived. Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o You may purchase up to $250,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

Class C

o Class C shares have no up-front sales charge, so the full amount of your purchase is invested in a Fund. However, you will pay a contingent deferred sales charge of 1% if you redeem your shares within 12 months after you buy them.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o Class C shares are subject to an annual 12b-1 fee no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class C shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

o Unlike Class B shares, Class C shares do not automatically convert into another class.

o You may purchase any amount less than $1,000,000 of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

Each share class of a Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its shares. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

How to reduce your sales charge
We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the Statement of Additional Information for detailed information and eligibility requirements. You can also get additional information from your financial advisor. You or your financial advisor must notify us at the time you purchase shares if you are eligible for any of these programs.



------------------------- --------------------------------------------------------------------------------------------------
        Program           How it works                                                  Share class
                                                                    A                         B                      C
----------------------------------------------------------------------------------------------------------------------------
Letter of Intent          Through a Letter of Intent you            X          Although the Letter of Intent and Rights of
                          agree to invest a certain amount                     Accumulation do not apply to the purchase of
                          in Delaware Investments Funds                        Class B and Class C shares, you can combine
                          (except money market funds with                      your purchase of Class A shares with your
                          no sales charge) over a 13-month                     purchase of Class B and Class C shares to
                          period to qualify for reduced                        fulfill your Letter of Intent or qualify for
                          front-end sales charges.                             Rights of Accumulation.
------------------------------------------------------------------------------
Rights of Accumulation    You can combine your holdings or          X
                          purchases of all funds in the
                          Delaware Investments family
                          (except money market funds with
                          no sales charge) as well as the
                          holdings and purchases of your
                          spouse and children under 21 to
                          qualify for reduced front-end
                          sales charges.
------------------------------------------------------------------------------
Reinvestment of           Up to 12 months after you redeem     For Class       For Class B, your account        Not
Redeemed Shares           shares, you can reinvest the         A, you will     will be credited with the        available.
                          proceeds without paying a sales      not have to     contingent deferred sales
                          charge as noted to the right.        pay an          charge you previously paid
                                                               additional      on the amount you are
                                                               front-end       reinvesting. Your schedule
                                                               sales           for contingent deferred
                                                               charge.         sales charges and conversion
                                                                               to Class A will not start over
                                                                               again; it will pick up from
                                                                               the point at which you
                                                                               redeemed your shares.
------------------------------------------------------------------------------------------------------------------------------
SIMPLE IRA, SEP IRA,      These investment plans may                X          There is no reduction in sales charges for
SARSEP, Prototype         qualify for reduced sales                            Class B or Class C shares for group purchases
Profit Sharing,           charges by combining the                             by retirement plans.
Pension, 401(k),          purchases of all members of the
SIMPLE 401(k),            group. Members of these groups
403(b)(7), and 457        may also qualify to purchase
Retirement Plans          shares without a front-end sales
                          charge and may qualify for a
                          waiver of any contingent
                          deferred sales charges.
------------------------------------------------------------------------------------------------------------------------------

How to buy shares


Through your financial advisor
Your financial advisor can handle all the details of purchasing shares, including opening an account. Your advisor may charge a separate fee for this service.

By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 2005 Market Street, Philadelphia, PA 19103-7094. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.


By wire
Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account Number 8900403748. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.


By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800 523-1918.

Through automated shareholder services
You can purchase or exchange shares through Delaphone, our automated telephone service. For more information about how to sign up for this service, call our Shareholder Service Center at 800 523-1918.

How to buy shares (continued)


Once you have completed an application, you can open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. If you are buying shares in an Individual Retirement Account (IRA) or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of only $25. The minimum for an Education IRA is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Education IRAs.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receives your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on a business day, you will pay that day's closing share price which is based on a Fund's net asset value. If your order is received after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine a Fund's net asset value (NAV) per share at the close of regular trading on the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in a Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. For all other securities, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.






Retirement plans
In addition to being an appropriate investment for your IRA, Roth IRA and Education IRA, shares in a Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in a Fund can play an important role in your retirement planning or for details about group plans, please consult your financial advisor, or call 800 523-1918.

How to redeem shares


Through your financial advisor
Your financial advisor can handle all the details of redeeming your shares. Your advisor may charge a separate fee for this service.

By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 2005 Market Street, Philadelphia, PA 19103-7094. All owners of the account must sign the request, and for redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.


By telephone
You can redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next business day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.


Through automated shareholder services
You can redeem shares through Delaphone, our automated telephone service. For more information about how to sign up for this service, call our Shareholder Service Center at 800 523-1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, and we or an authorized agent receives the request before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), you will receive the net asset value next determined after we receive your request. If we receive your request after the close of regular trading on the New York Stock Exchange, you will receive the net asset value next determined on the next business day. We will deduct any applicable contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' net asset value when you purchased them or their net asset value when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares--not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums
If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Uniform Gifts to Minors Act or Uniform Transfers to Minors Act accounts or accounts with automatic investing plans, $500 for Education IRAs) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, a Fund may redeem your account after 60 days' written notice to you.

Special services
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The Automatic Investing Plan allows you to make regular monthly or quarterly investments directly from your checking account.

Direct Deposit
With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as Social Security or direct transfers from your bank account.

Wealth Builder Option
With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges

You can exchange all or part of your shares, normally for shares of the same class in another Delaware Investments fund without paying a front-end or a contingent deferred sales charge at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge you will pay any applicable sales charges on your new shares. When exchanging Class B and Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same contingent deferred sales charge as the shares you originally purchased. The holding period for the contingent deferred sales charge will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange.


Dividends, distributions and taxes
Dividends and capital gains, if any, are paid semi-annually. We automatically reinvest all dividends and any capital gains.


Tax laws are subject to change, so we urge you to consult your tax advisor about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from a Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from a Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time a Fund held the assets. In addition, you may be subject to state and local taxes on distributions.


We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

Investments by fund of funds and investment vehicles that operate similarly to funds of funds

Delaware Focused Value Fund accepts investments from funds of funds, including those within Delaware Investments family, and investment vehicles that operate similarly to funds of funds, such as 529 plans. A "529 Plan" is a college savings program that operates under section 529 of the Internal Revenue Code. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by these funds of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The manager will monitor transactions by the funds of funds and/or similar investment vehicles and will attempt to minimize any adverse effects on the Fund and funds of funds and/or similar investment vehicle as a result of these transactions.

Financial highlights

The financial highlights table is intended to help you understand a Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with each Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800 523-1918. Financial highlights are not shown for Class B and Class C shares because these shares had not commenced operations as of the close of the fiscal year.



---------------------------------------------------------------------------------------------------------------------
                                            Delaware Focused Value Fund
                                         (formerly Delaware Research Fund)              Delaware Focused Growth Fund
                                                      A Class                                     A Class
---------------------------------------------------------------------------------------------------------------------
                                                 Year ended 6/30          12/29/99(1)                     12/29/99(1)
                                                                           through        Year ended       through
                                             2002             2001          6/30/01          6/30/00       6/30/00
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
of period                                  $________       $8.260          $8.500            $10.450        $8.500


Income (loss) from investment
 operations:

Net investment income(2)                   _________        0.044           0.329(4)           0.113         0.127
Net realized and unrealized gain
(loss) on investments                         --           (0.291)         (0.569)            (1.546)        1.823
                                           ---------       ------          ------            -------       -------
Total from investment operations              --           (0.247)         (0.240)            (1.433)        1.950
                                           ---------       ------          ------            -------       -------

Less dividends and distributions from:

Net investment income                      _________       (0.303)             --             (0.207)           --
                                           ---------       ------          ------            -------       -------

Net realized gain on investments                               --              --             (1.400)           --
                                           ---------       ------          ------            -------       -------

Total dividends and distributions                          (0.303)             --             (1.607)           --
                                           ---------       ------          ------            -------       -------

Net asset value, end of period             $________       $7.710          $8.260             $7.410       $10.450
                                           =========       ======          ======            =======       =======
Total return(3)                            _________%       (3.18%)         (2.82%)           (16.78%)       22.94%

Ratios and supplemental data:

Net assets, end of period
(000 omitted)                              $________       $   97          $  346               $121           $40


Ratio of expenses to average
net assets                                 _________%        0.97%           0.75%              0.75%         0.75%

Ratio of expenses to average net
assets prior to expense limitation
and expenses paid indirectly               _________%        1.53%           1.48%              1.31%         1.30%

Ratio of net investment income
to average net assets                      _________%        0.54%           7.46%(4)           1.41%         2.54%

Ratio of net investment income
(loss) to average net assets
prior to expense limitation
and expenses paid indirectly               _________%       (0.02%)          6.73%(4)           0.85%         1.99%

Portfolio turnover                         _________%         237%            435%               245%          304%

-------------
(1) Date of commencement of operations; ratios have been annualized but total return has not been annualized.
(2)    Per share information was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge. Total return reflects the expense limitations in effect for the Funds.

(4) During the fiscal year ended June 30, 2000, the Delaware Research Fund (renamed Delaware Focused Value Fund) received a non-cash dividend of approximately $0.31 per share as a result of a corporate action of an investment held by the Fund. This is unusual and not likely to be repeated. Absent this dividend, the ratio of net investment income to average net asset and ratio of net investment income to average net assets prior to expense limitation and expenses paid indirectly would have been 0.42% and (0.31%), respectively.

How to read the financial highlights

Net investment income
Net investment income includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.


Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions from - Net realized gain on investments."


Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

Glossary

How to use this glossary

The glossary includes definitions of investment terms, many of which are used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise. See Fixed-income securities.

Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical ratings organization.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.


Commission
The fee an investor pays to a financial advisor for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.


Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.


Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial advisor for advice and service, rather than an up-front commission.


Corporate bond
A debt security issued by a corporation. See Bond.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.


Financial advisor
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.


Fixed-income securities
With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See Bond.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.


Management fee
The amount paid by a mutual fund to the investment advisor for management services, expressed as an annual percentage of the fund's average daily net assets.


Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

NASD Regulation, Inc. (NASDR(SM))
The independent subsidiary of the National Association of Securities Dealers, Inc. responsible for regulating the securities industry.

Nationally recognized statistical ratings organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service, Inc. (Moody's), Standard & Poor's (S&P), and Fitch, Inc. (Fitch).

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

Russell 1000 Value Index
The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecast growth values.


S&P 500 Composite Stock Index
The S&P 500 Composite Stock Index; an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate financial advisors for advice and service provided.


SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gifts to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

Delaware Focused Value Fund (formerly Delaware Research Fund)
Delaware Focused Growth Fund


Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the report period. You can find more detailed information about the Funds in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this Prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in these Funds, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918. You may also obtain additional information about the Funds from your financial advisor.

You can find reports and other information about the Funds on the EDGAR database on the SEC web site (http://www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Funds, including their Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 942-8090.


Web site

www.delawareinvestments.com

E-mail

service@delinvest.com

Shareholder Service Center


800 523-1918


Call the Shareholder Service Center Monday to Friday, 8 a.m. to 8 p.m. Eastern time:

o    For fund information, literature, price, yield and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions and telephone exchanges.

Delaphone Service


800 362-FUND (800 362-3863)


o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

Investment Company Act file number: 811-1485


Fund Symbols                                  CUSIP                  NASDAQ
                                              -----                  ------
Delaware Focused Value Fund Class A         246308100                DREAX
Delaware Focused Growth Fund Class A        246113104                DLCAX

P-505 [--] IVES 08/02


                           Delaware
                           Investments(SM)
                           -------------------------------------
                           A member of Lincoln Financial Group(R)

                           Delaware
                           Investments(SM)
                           -------------------------------------
                           A member of Lincoln Financial Group(R)



                           Delaware Focused Value Fund
                        (formerly Delaware Research Fund)
                          Delaware Focused Growth Fund



                               Institutional Class



                                   Prospectus
                                 August 29, 2002


                             Growth of Capital Funds

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this Prospectus, and any representation to the contrary is a criminal offense.

Table of Contents

Fund profiles                                        page
Delaware Focused Value Fund
Delaware Focused Growth Fund

How we manage the Funds                              page
Our investment strategies
The securities we typically invest in
The risks of investing in the Funds

Who manages the Funds                                page
Investment manager
Portfolio managers
Who's who?

About your account                                   page
Investing in the Funds
How to buy shares
How to redeem shares
Account minimum
Exchanges
Dividends, distributions and taxes

Certain management considerations                    page

Financial highlights                                 page

Glossary                                             page

Profile: Delaware Focused Value Fund (formerly Delaware Research Fund)

What is the Fund's goal? Delaware Focused Value Fund seeks to provide long-term capital growth. Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies? We invest primarily in equity securities and have the ability to invest in companies of all market capitalizations. In pursuing the Fund's objective, we use a value investment style. That is, we invest in stocks that we believe are undervalued and have an above-average potential to increase in price. Generally, the Fund will hold only 20 to 30 different stocks.

In making our investment decisions, we analyze stocks using quantitative models that measure their value, earnings expectations and risk characteristics. Among the stocks that we regard as the most favorable investment opportunities based on this quantitative analysis, we apply a bottom-up analysis to choose the stocks which we believe to be undervalued and which we believe have the greatest potential for long-term price appreciation. We will generally sell a stock if it has increased in price to the point where we no longer consider it to be undervalued.


What are the main risks of investing in the Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. The Fund will be affected by declines in stock prices, which could be caused by a drop in the stock market, problems in the economy or poor performance from particular companies or industry sectors.

Delaware Focused Value Fund is considered "non-diversified" under the federal laws and rules that regulate mutual funds. That means the Fund may allocate more of its net assets to investments in single securities than a "diversified" fund. Because of the small number of different stocks held by the Fund, a change in the price of any single stock may have a significant effect on the Fund's performance. Thus, adverse effects on an investment held by the Fund will subject the Fund to greater risk. Because the Fund will continually purchase and sell securities according to its screening process and will tend to purchase or sell securities to maintain an approximately equal weighting for each holding, portfolio turnover may exceed 300%. High turnover rate can result in increased transaction costs and tax liability for an investor.

The Fund may invest a significant portion of its assets in particular industries or in closely related industries, although it will not invest more than 25% of its net assets in any one industry. Higher industry concentrations cause the Fund to be more sensitive to changes in conditions in those industries. In addition, the smaller companies that Delaware Focused Value Fund may invest in may involve greater risk than other companies due to their narrow product lines, limited financial resources and much greater sensitivity to economic conditions.

For a more complete discussion of risk, please see "The risks of investing in the Funds" on page __.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.



Who should invest in the Fund
o        Investors with long-term financial goals.
o        Investors seeking an investment primarily in common stocks.

o Investors seeking exposure to the capital appreciation opportunities of both value and growth sectors of the market in a relatively concentrated portfolio.

Who should not invest in the Fund

o        Investors with short-term financial goals.
o        Investors whose primary goal is current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
o Investors unwilling to accept the risks of a non-diversified, more concentrated, fund.


You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial advisor to determine whether it is an appropriate choice for you.

How has Delaware Focused Value Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show the return for the Fund's Institutional Class shares for the past two calendar years as well as the average annual returns for these shares for the one-year and lifetime periods. The Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect voluntary expense caps in effect during the periods. The returns would be lower without the voluntary caps.

                                  [BAR GRAPH]


Year-by-year total return (Institutional Class)





                2001              2000
                ----             ------
                ____%            -8.86%





As of June 30, 2002, the Fund`s Institutional Class shares had a calendar year-to-date return of ___%. During the periods illustrated in this bar chart, Institutional Class' highest quarterly return was ____% for the quarter ended ______________ and its lowest quarterly return was _____% for the quarter ended
_________________.

                            Average annual returns for periods ending 12/31/01


                                                                               Lifetime
                                                                   1 year      (inception 12/29/99)
                                                                -------------- --------------------
Return before taxes                                                 ___%             ___%
Return after taxes on distributions                                 ___%             ___%
Return after taxes on distributions and sale of Fund shares         ___%             ___%
Russell 1000 Value Index
(reflects no deduction for fees, expenses, or taxes)                ___%             ___%
S&P 500 Composite Stock Index
(reflects no deduction for fees, expenses, or taxes)                ___%             ___%




The Fund's returns are compared to the performance of the Russell 1000 Value Index and S&P 500 Composite Stock Index. You should remember that unlike the Fund, the indexes are unmanaged and do not reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

What are the Fund's fees and expenses?


You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.


----------------------------------------------------------- --------
Maximum sales charge (load) imposed on purchases as a       none
percentage of offering price
----------------------------------------------------------- --------
Maximum contingent deferred sales charge (load)             none
as a percentage of original purchase price or
redemption price, whichever is lower
----------------------------------------------------------- --------
Maximum sales charge (load) imposed on reinvested           none
dividends
----------------------------------------------------------- --------
Redemption fees                                             none
----------------------------------------------------------- --------
Exchange fees(1)                                            none
----------------------------------------------------------- --------

Annual fund operating expenses are deducted from the Fund's assets.

----------------------------------------------------------- --------
Management fees                                             1.00%
----------------------------------------------------------- --------
Distribution and service (12b-1) fees                       none
----------------------------------------------------------- --------
Other expenses                                              ___%
----------------------------------------------------------- --------
Total operating expenses(2)                                 ___%
----------------------------------------------------------- --------


This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(3) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.



--------------- ----------
        1 year      $____
--------------- ----------
       3 years      $____
--------------- ----------
       5 years      $____
--------------- ----------
      10 years      $____
--------------- ----------


(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2) The investment manager has agreed to waive fees and pay expenses through ________________ in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) from exceeding _____% of average daily net assets.

(3) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not reflect the voluntary expense cap described in footnote 2.

Profile: Delaware Focused Growth Fund

What is the Fund's goal? Delaware Focused Growth Fund seeks to provide long-term capital growth. Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies? We invest primarily in common stocks of companies that we believe have the potential for high earnings growth by following a bottom-up approach that focuses on a company's historic or projected earnings growth rate, price-to-earnings ratio and cash flows. Once companies with the desired characteristics are identified, the Fund evaluates further the company's management, its strength within its industry and various financial and economic factors. The Fund may, from time to time, concentrate its investments in a particular industry or group of industries. The Fund generally invests in a portfolio of 20 to 40 stocks which can be of any size or market capitalization, including securities of emerging or other growth-oriented companies.

What are the main risks of investing in the Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund will be affected by declines in stock prices. Stock prices may be negatively affected by declines in the stock market or poor performance in specific industries or companies. The Fund is a non-diversified investment company under the Investment Company Act of 1940 and may be subject to greater risk than if it were diversified. The Fund may, from time to time, invest more than 25% of its net assets in any one industry or group of industries. In instances where there is greater concentration in a particular sector, the Fund may be particularly sensitive to changes in the general market or economic conditions that affect that sector.

For a more complete discussion of risk, please see "The risks of investing in the Funds" on page __.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial advisor to determine whether it is an appropriate choice for you.


Who should invest in the Fund
o        Investors with long-term financial goals.
o        Investors seeking an investment primarily in common stocks.
o Investors seeking exposure to capital appreciation opportunities in a concentrated portfolio of stocks.

Who should not invest in the Fund
o        Investors with short-term financial goals.
o        Investors whose primary goal is current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.

How has Delaware Focused Growth Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show the return for the Fund's Institutional Class shares for the past calendar year as well as the average annual returns for these shares for the one-year and lifetime periods. The Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect voluntary expense caps in effect during the periods. The returns would be lower without the voluntary caps.



                                   [BAR CHART]

Year-by-year total return (Institutional Class)

                   2000
                   ----
                   4.55%


As of June 30, 2001, the Fund`s Institutional Class shares had a calendar year-to-date return of -2.37%. During the period illustrated in this bar chart, Institutional Class' highest quarterly return was 25.94% for the quarter ended March 31, 2000 and its lowest quarterly return was -17.05% for the quarter ended December 31, 2000.

                             Average annual returns for periods ending 12/31/00

-------------------- ------------------------ ----------------------
CLASS                          Institutional          S&P 500 Index
                         (Inception12/29/99)
-------------------- ------------------------ ----------------------
1 year                                 4.55%                 -9.10%
-------------------- ------------------------ ----------------------
Lifetime                               4.74%                 -9.10%
-------------------- ------------------------ ----------------------

The Fund's returns are compared to the performance of the S&P 500 Index. You should remember that unlike the Fund, the index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

What are the Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.

------------------------------------------------------------- ------------
Maximum sales charge (load) imposed on   purchases as a       none
percentage of offering price
------------------------------------------------------------- ------------
Maximum contingent deferred sales charge (load)               none
as a percentage of original purchase price or
redemption price, whichever is lower
------------------------------------------------------------- ------------
Maximum sales charge (load) imposed on   reinvested           none
dividends
------------------------------------------------------------- ------------
Redemption fees                                               none
------------------------------------------------------------- ------------
Exchange fees(1)                                              none
------------------------------------------------------------- ------------

Annual fund operating expenses are deducted from the Fund's assets.

------------------------------------------------------------- ------------
Management fees                                               0.65%
------------------------------------------------------------- ------------
Distribution and service (12b-1) fees                         none
------------------------------------------------------------- ------------
Other expenses                                                0.41%
------------------------------------------------------------- ------------
Total operating expenses(2)                                   1.06%
------------------------------------------------------------- ------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. (3) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

 -------------- -----------
        1 year        $108
 -------------- -----------
       3 years        $337
 -------------- -----------
       5 years        $585
 -------------- -----------
      10 years      $1,294
 -------------- -----------

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(2) The investment manager has agreed to waive fees and pay expenses through February 28, 2002 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) from exceeding 0.75% of average daily net assets.
(3) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not reflect the voluntary expense cap described in footnote 2.

How we manage the Funds

Our investment strategies
We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for the Funds. Following is a description of how the portfolio managers pursue each Fund's investment goal.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.


Delaware Focused Value Fund

The Fund invests primarily in equity securities without any limit on size or capitalization of the companies issuing them. In pursuing the Fund's objective, we use a value investment style. That is, we invest in stocks that we believe are undervalued and have an above-average potential to increase in price. Generally, the Fund will limit its portfolio to 20 to 30 different stocks. The process we follow in making investment decisions is described below.

o We begin by analyzing stocks using quantitative models that measure their value, earnings expectations and risk characteristics.
o We then perform a bottom-up analysis on the companies that our quantitative analysis identifies as the most favorable investment opportunities. That analysis focuses on the financial condition and relative competitive position of each issuer under consideration.
o Based on this bottom-up analysis, we select 20 to 30 individual securities for the Fund that we believe to be undervalued and to have the greatest potential for capital appreciation.

We will generally sell a stock if it has increased in price to the point where we no longer consider it to be undervalued. We will also consider selling a stock if we identify another investment that we believe has greater return potential based on our investment process.

Delaware Focused Value Fund's investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.


Delaware Focused Growth Fund

The Fund strives to identify companies that offer the potential for long-term price appreciation because they are likely to experience high earnings growth. The Fund invests in a portfolio of 20-40 stocks which can be of any size or market capitalization. The Fund uses a bottom-up approach to identify companies that typically exhibit one or more of the following characteristics:

o        A history of high growth in earnings-per-share,
o Projections for high future growth or acceleration in earnings-per-share,
o        A price-to-earnings ratio that is low relative to other stocks, and
o        Discounted cash flows that are high relative to other stocks.

Once we identify stocks that have these characteristics, we further evaluate the company. We look at the capability of the management team, the strength of the company's position within its industry, whether its internal structure can support continued growth, how high the company's return on equity is, how much of the company's profits are reinvested in the company to fuel additional growth, and how stringent the company's financial and accounting policies are.

All of these give us insight into the outlook for the company, helping us to identify companies poised for high earnings growth. We believe that this high earnings growth, if it occurs, would result in price appreciation for the company's stock.

Delaware Focused Growth Fund's investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in
Stocks offer investors the potential for capital appreciation, and may pay dividends as well.



----------------------------------------------------------- --------------------------------------------------------------------
                        Securities                                                    How we use them
----------------------------------------------------------- --------------------------------------------------------------------
Common stocks: Securities that represent shares of          We invest at least 65% of each Fund's total assets in a portfolio
ownership in a corporation. Stockholders participate in     of 20-30 equity securities (including common stocks and
the corporation's profits and losses, proportionate to      convertible securities) for Delaware Focused Value Fund and 20-40
the number of shares they own.                              for Delaware Focused Growth Fund.  Generally, however, we invest
                                                            90% to 100% of net assets in common stock. Each Fund may invest in common stocks of any market capitalization.
----------------------------------------------------------- --------------------------------------------------------------------
Foreign securities and American Depositary Receipts:        Although each Fund may invest up to 25% of its net assets in foreign
Securities of foreign entities issued directly or, in       securities, we have no present intention of doing so. We may invest
the case of American Depositary Receipts, through a U.S.    without limit in ADRs and will do so when we believe they offer greater
bank. ADRs represent a bank's holdings of a stated number   value and greater appreciation potential than U.S. securities.
of shares of a foreign corporation. An ADR entitles the
holder to all dividends and capital gains earned by the
underlying foreign shares. ADRs are bought and sold the
same as U.S. securities.
----------------------------------------------------------- --------------------------------------------------------------------
Convertible securities: Usually preferred stocks or         Each Fund may invest in convertible securities and selects them
corporate bonds that can be exchanged for a set number of   on the basis of the common stock into which they can be
shares of common stock at a predetermined price.            converted, not on the basis of the debt ratings of the
                                                            convertible securities.
----------------------------------------------------------- --------------------------------------------------------------------
Repurchase agreements: An agreement between a buyer of      Typically, each Fund uses repurchase agreements as a short-term
securities, such as a Fund, and a seller of securities in   investment for its cash position. In order to enter into these
which the seller agrees to buy the securities back within   repurchase agreements, each Fund must have collateral of 102% of
a specified time at the same price the buyer paid for       the repurchase price. The Funds may not have more than 10% of
them, plus an amount equal to an agreed upon interest       their assets in repurchase agreements with maturities of over
rate. Repurchase agreements are often viewed as             seven days. The Funds will only enter into repurchase agreements
equivalent to cash.                                         in which the collateral is comprised of U.S. government securities.
----------------------------------------------------------- --------------------------------------------------------------------
Restricted securities: Privately placed securities whose    The Funds may invest in privately placed securities including
resale is restricted under securities law.                  those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as Rule 144A
                                                            Securities.
----------------------------------------------------------- --------------------------------------------------------------------
Options and futures: Options represent a right to buy or    If we have stocks in the Funds that have unrealized gains because
sell a security at an agreed upon price at a future date.   of past appreciation, we would want to protect those gains when we
The purchaser of an option may or may not choose to go      anticipate adverse conditions. We might use options or futures to
through with the transaction.                               neutralize the effect of any price declines, without selling the security.  For example, we might buy a put option giving us the
Futures contracts are agreements for the purchase or sale   right to sell the stock at a specific price on a specific date in
of securities at a specified price, on a specified date.    the future. If prices then fell, our decline would be offset by
Unlike an option, a futures contract must be executed       the gain on the put option. On the other hand, if prices rose, we
unless it is sold before the settlement date.               would lose the amount paid for the put option, but we would still own the stock, and could benefit from the appreciation.
Certain options and futures may be considered to be         Use of these strategies can increase the operating costs of the
derivative securities.                                      Funds and can lead to loss of principal.
----------------------------------------------------------- --------------------------------------------------------------------
Illiquid securities: Securities that do not have a ready    The Funds may invest no more than 15% of net assets in illiquid
market, and cannot be easily sold within seven days at      securities.
approximately the price that a fund has valued them.
Illiquid securities include repurchase agreements maturing
in more than seven days.
----------------------------------------------------------- --------------------------------------------------------------------


----------------------------------------------------------- --------------------------------------------------------------------
                        Securities                                                    How we use them
----------------------------------------------------------- --------------------------------------------------------------------
Real Estate Investment Trusts (REITs): REITs are pooled     Each Fund may invest in REITs consistent with its investment
investment vehicles which invest primarily in               objective and policies.
income-producing real estate or real estate related loans
or interests. REITs are generally classified as equity
REITs, mortgage REITs or a combination of equity and
mortgage REITs. Equity REITs invest the majority of their
assets directly in real property and derive income
primarily from the collection of rents. Equity REITs can
also realize capital gains by selling properties that
have appreciated in value. Mortgage REITs invest the
majority of their assets in real estate mortgages and
derive income from the collection of interest payments.
----------------------------------------------------------- --------------------------------------------------------------------


Each Fund may also invest in other securities including warrants, preferred stocks and bonds. Please see the Statement of Additional Information for additional descriptions of these securities and other securities in which the Funds may invest.

Lending securities
Each Fund may lend up to 25% of its assets to qualified brokers, dealers and institutional investors for their use in securities transactions. These transactions, if any, may generate additional income for the Funds.

Purchasing securities on a when-issued or delayed delivery basis
Each Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. A Fund will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Temporary defensive positions
In response to unfavorable market conditions, each Fund may make temporary investments in bonds, cash or cash equivalents. To the extent that a Fund holds these securities, it may be unable to achieve its investment objective.

Portfolio turnover
The Funds intend to engage in active and frequent trading of their portfolio securities to achieve their investment objectives. We anticipate that Delaware Focused Growth Fund will have an annual portfolio turnover of more than 100%. Delaware Focused Value Fund's portfolio turnover rate may exceed 300%. A turnover rate of 100% would occur if a Fund sold and replaced securities valued at 100% of its net assets within one year. High turnover rate can result in increased transaction costs and tax liability for investors.

The risks of investing in the Funds
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in a Fund, you should carefully evaluate the risks. Because of the nature of the Funds, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in the Funds. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.



----------------------------------------------------------- ---------------------------------------------------------------------
                          Risks                                                 How we strive to manage them
----------------------------------------------------------- ---------------------------------------------------------------------
Market risk is the risk that all or a majority of the       For each Fund, we maintain a long-term approach and focus on
securities in a certain market-like the stock or bond       securities that we believe can continue to provide returns over an
market-will decline in value because of factors such as     extended period of time regardless of interim market fluctuations.
economic conditions, future expectations or investor        We do not try to predict overall market movements and generally do
confidence.                                                 not trade for short-term purposes.
----------------------------------------------------------- ---------------------------------------------------------------------
Industry and security risk is the risk that the value of    Each Fund may invest more than 25% of its net assets in any one
securities in a particular industry or the value of an      industry or group of industries. As a result, the value of a
individual stock or bond will decline because of changing   Fund's shares will fluctuate in response to economic, political or
expectations for the performance of that industry or for    regulatory developments affecting a particular industry or closely
the individual company issuing the stock.                   related industries that represent a large percentage of a Fund's assets, and may fluctuate more widely than shares of a fund that invests in a broader range of industries.

                                                            To seek to reduce these risks, we limit the amount of each Fund's assets invested in any one industry and we follow a rigorous selection process before choosing securities for the Fund.
----------------------------------------------------------- ---------------------------------------------------------------------
Interest rate risk is the risk that securities,             Each Fund can invest in small or mid-cap companies and we seek to
particularly bonds with longer maturities, will decrease    address the potential interest rate risks associated with those
in value if interest rates rise and increase in value if    holdings by analyzing each company's financial situation and its
interest rates fall. However, investments in equity         cash flow to determine the company's ability to finance future
securities issued by small and medium-sized companies,      expansion and operations.  The potential impact that rising
which often borrow money to finance operations, may also    interest rates might have on a stock is taken into consideration
be adversely affected by rising interest rates.             before a stock is purchased.
Financial services companies may also be affected by
interest rate changes because such changes impact their
cost of capital and profitability.
----------------------------------------------------------- ---------------------------------------------------------------------
Foreign risk is the risk that foreign securities may be     Each Fund typically invests only a small portion of its portfolio
adversely affected by political instability, changes in     in foreign securities or ADRs. When we do purchase foreign
currency exchange rates, foreign economic conditions or     securities, they are often denominated in U.S. dollars. We also
inadequate regulatory and accounting standards.             tend to avoid markets where we believe accounting standards or the regulatory structure are underdeveloped.
----------------------------------------------------------- ---------------------------------------------------------------------
Company size risk is the risk that prices of small and      Each Fund seeks opportunities among companies of all sizes.
medium-sized companies may be more volatile than larger     However, because each Fund does not concentrate specifically on
companies because of limited financial resources or         small or medium-sized companies, this risk may be balanced by
dependence on narrow product lines.                         holdings of larger companies.
----------------------------------------------------------- ---------------------------------------------------------------------
Liquidity risk is the possibility that securities cannot    We limit exposure to illiquid securities.
be readily sold within seven days at approximately the
price that a fund values them.
----------------------------------------------------------- ---------------------------------------------------------------------


----------------------------------------------------------- ---------------------------------------------------------------------
                          Risks                                                 How we strive to manage them
----------------------------------------------------------- ---------------------------------------------------------------------
Non-diversified funds risk: Non-diversified investment      Each Fund will not be diversified under the 1940 Act. However,
companies have the flexibility to invest as much as 50%     Delaware Focused Value Fund generally will be invested in 20 to 30
of their assets in as few as two issuers with no single     stocks and Delaware Focused Growth Fund will be invested in 20 to
issuer accounting for more than 25% of the portfolio as     40 stocks.
set forth in applicable tax laws. The remaining 50% of the
portfolio must be diversified so that no more than 5% of a
fund's assets as set forth in applicable tax laws are
invested in the securities of a single issuer. Since a
non-diversified fund may invest its assets in fewer
issuers, the value of fund shares may increase or decrease
more rapidly than if the fund were fully diversified
because changes in the price of any one portfolio security
may affect a larger portion of the fund's overall assets.
----------------------------------------------------------- ---------------------------------------------------------------------
Futures and options risk is the possibility that a fund     We will not use futures and options for speculative reasons. We may
may experience a significant loss if it employs an          use futures and options to protect gains in the portfolio without
options or futures strategy related to a security or a      actually selling a security.  We may also use options and futures
market index and that security or index moves in the        to quickly invest excess cash so that the portfolio is generally
opposite direction from what the portfolio manager          fully invested.
anticipated.  Futures and options also involve additional
expenses, which could reduce any benefit or increase any
loss to a fund from using the strategy.

----------------------------------------------------------- ---------------------------------------------------------------------

Who manages the Funds


Investment manager
The Funds are managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for each Fund, manages each Fund's business affairs and provides daily administrative services. For its services to each Fund, Delaware Management Company will receive the following annual fee from each Fund:


                                                     Investment management fees


                                                          Delaware Focused Value Fund         Delaware Focused Growth Fund
                                                       ----------------------------------- ------------------------------------
As a percentage of average daily net assets                          ____%*                              0.34%*
------------------------------------------------------ ----------------------------------- ------------------------------------



*Reflects a waiver of fees by the manager

Portfolio managers


Delaware Focused Value Fund
Joshua H. Brooks, Timothy G. Connors and J. Paul Dokas have primary responsibility for making day-to-day investment decisions for Delaware Focused Value Fund. Mr. Connors and Mr. Dokas have been managing the Fund since its inception and Mr. Brooks has been managing the Fund since December 14, 2001.

Joshua H. Brooks, Senior Vice President/Chief Investment Officer - Value Investing, earned his undergraduate education at Yale University and Seikei Gakuen in Tokyo and an MBA from the University of London's London Business School. He joined Delaware Investments in 1991 as an analyst. Since that time, he has worked in various positions in equity research, portfolio management and business development in both Philadelphia and London. Prior returning to Philadelphia in 2000, Mr. Brooks worked at Delaware International Advisers in London as a Senior Portfolio Manager.


Timothy G. Connors, Senior Vice President/Director of Research - Fundamental, earned a bachelor's degree at the University of Virginia and an MBA degree in Finance at Tulane University. Mr. Connors co-manages Structured Products team portfolios with Mr. Dokas. He joined Delaware Investments in 1997 after serving as a Principal at Miller, Anderson & Sherrerd, where he managed equity accounts, conducted sector analysis, and directed research. He previously held positions at CoreStates Investment Advisers and Fauquier National Bank. He is a CFA Charterholder and a member of the Association for Investment Management and Research.


J. Paul Dokas, Senior Vice President/Director of Research - Quantitative, leads Delaware Investments' Structured Products Team in the portfolio management of over $3 billion in assets. He is also responsible for quantitative research used to develop and refine existing investment services and for making asset-allocation decisions for various Delaware Investments portfolios. He joined Delaware Investments in 1997 from Bell Atlantic Corporation, where he was Director of Trust Investment Management. He earned a bachelor's degree at Loyola College in Baltimore and a MBA degree at the University of Maryland. He is a CFA charterholder. Mr. Dokas is a member of AIMR, a member of the Society of Quantitative Analysts and a Director of the Philadelphia Society of Financial Analysts.


Delaware Focused Growth Fund
John B. Jares has primary responsibility for making day-to-day investment decisions for Delaware Focused Growth Fund. He has been managing the Fund since January 4, 2001. In making investment decisions for the Fund, Mr. Jares regularly consults with Evan D. Rothschild.

John B. Jares, Vice President/Senior Portfolio Manager, holds a BS degree in finance and an MBA from the University of Colorado. He joined Delaware Investments in March 2000. Mr. Jares came to Delaware from Berger Funds, where he served as a portfolio manager and securities analyst specializing in the consumer and technology sectors. Prior to joining Berger, Mr. Jares was a senior equity analyst at Founders Asset Management, with responsibility for large capitalization companies. He began his career at Lipper Analytical Services, Inc. in 1992. Mr. Jares is a CFA charterholder.

Evan D. Rothschild, Assistant Vice President/Equity Analyst, holds a bachelor's of science degree from the University of Virginia. Prior to joining Delaware Investments in 1999, he served as an equity analyst with Berger Associates in Denver, Colorado. Previously, he was an analyst with J.C. Bradford & Co. in Nashville. Mr. Rothschild is a Chartered Financial Analyst.

Who's who?
The following describes the various organizations involved with managing, administering and servicing the Delaware Investments Funds.



                                Board of Trustees
Investment manager                                    Custodian
Delaware Management Company                           JPMorgan Chase Bank
2005 Market Street                                    4 Chase Metrotech Center
Philadelphia, PA 19103-7094          The Funds        Brooklyn, NY 11245


          Distributor                          Service agent
          Delaware Distributors, L.P.          Delaware Service Company, Inc.
          2005 Market Street                   2005 Market Street
          Philadelphia, PA 19103-7094          Philadelphia, PA 19103-7094


          Financial intermediary wholesaler
          Lincoln Financial Distributors, Inc.
          2001 Market Street
          Philadelphia, PA 19103-7055


Portfolio managers
(see page __ for details)

                                  Shareholders


Board of Trustees A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. Generally, at least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. However, the Delaware Focused Value Fund and Delaware Focused Growth Fund rely on certain exemptive rules created by the SEC that require the Board of Trustees overseeing the Funds to be comprised of a majority of such independent Trustees. These independent fund trustees, in particular, are advocates for shareholder interests.


Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASDR)(SM) rules governing mutual fund sales practices.

Financial intermediary wholesaler Pursuant to a contractual arrangement with Delaware Distributors, L.P., Lincoln Financial Distributors, Inc. (LFD) is primarily responsible for promoting the sale of Fund shares through broker/dealers, financial advisors and other financial intermediaries.


Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

About your account

Investing in the Funds
Institutional Class shares are available for purchase only by the following:

o retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;

o tax-exempt employee benefit plans of the Funds' manager or its affiliates and of securities dealer firms with a selling agreement with the distributor;

o institutional advisory accounts of the Funds' manager, or its affiliates and those having client relationships with Delaware Investment Advisers, another series of Delaware Management Business Trust, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts;

o a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; or


o registered investment advisors investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the advisor for investment purposes. Use of Institutional Class shares is restricted to advisors who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients.

How to buy shares


By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 2005 Market Street, Philadelphia, PA 19103-7094. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

By wire
Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account Number 8900403748. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us at 800 510-4015 so we can assign you an account number.

By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that you may not exchange your shares for Class B or Class C shares. To open an account by exchange, call your Client Services Representative at 800 510-4015.

Through your financial advisor
Your financial advisor can handle all the details of purchasing shares, including opening an account. Your advisor may charge a separate fee for this service.


The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receives your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on a business day, you will pay that day's closing share price which is based on a Fund's net asset value. If your order is received after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.


We determine each Fund's net asset value (NAV) per share at the close of regular trading on the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in each Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. For all other securities, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

How to redeem shares


By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 2005 Market Street, Philadelphia, PA 19103-7094. All owners of the account must sign the request, and for redemptions of more than $100,000, you must include a signature guarantee for each owner. You can also fax your written request to 267 256-8992. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.


By telephone
You can redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next business day after we receive your request. Bank information must be on file before you request a wire redemption.


Through your financial advisor
Your financial advisor can handle all the details of redeeming your shares. Your advisor may charge a separate fee for this service.


If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, and we or an authorized agent receives the request before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), you will receive the net asset value next determined after we receive your request. If we receive your request after the close of regular trading on the New York Stock Exchange, you will receive the net asset value next determined on the next business day. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Account minimum
If you redeem shares and your account balance falls below $250, a Fund may redeem your account after 60 days' written notice to you.


Exchanges
You can exchange all or part of your shares, normally for shares of the same class in another Delaware Investments fund. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You don't pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class B and Class C shares of the funds in the Delaware Investments family.


Dividends, distributions and taxes
Dividends and capital gains, if any, are paid semi-annually. We automatically reinvest all dividends and any capital gains.


Tax laws are subject to change, so we urge you to consult your tax advisor about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from a Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.


We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

Certain management considerations


Investments by fund of funds and investment vehicles that operate similarly to funds of funds

Delaware Focused Value Fund accepts investments from funds of funds, including those within Delaware Investments family, and investment vehicles that operate similarly to funds of funds, such as 529 plans. A "529 Plan" is a college savings program that operates under section 529 of the Internal Revenue Code. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by these funds of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The manager will monitor transactions by the funds of funds and/or similar investment vehicles and will attempt to minimize any adverse effects on the Fund and funds of funds and/or similar investment vehicle as a result of these transactions.

Financial highlights


The financial highlights table is intended to help you understand a Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800 523-1918





                                                                  Delaware Focused Value Fund
                                                                (formerly Delaware Research Fund)   Delaware Focused Growth Fund
                                                                        Institutional Class              Institutional Class
                                                              --------------------------------------------------------- -----------
                                                                 Year ended      12/29/99(1) through  Year ended 12/29/99(1) through
                                                                   6/30               6/30/00          6/30/01          6/30/00
                                                              ------------------ ------------------- ----------- -------------------
                                                                2002    2001
                                                              ------ -----------  ----------------- ------------- -----------------
Net asset value, beginning of period                         $_____   $    8.260    $     8.500     $  10.450        $    8.500

Income (loss) from investment operations:
Net investment income(2),                                                  0.042          0.329(4)      0.113             0.127
                                                              -----
Net realized and unrealized gain (loss) on investments                    (0.289)        (0.569)       (1.546)            1.823
                                                              -----   ----------    -----------     ---------        ----------
Total from investment operations                                          (0.247)        (0.240)       (1.433)            1.950
                                                              -----   ----------    -----------     ---------        ----------
Less dividends and distributions from:
Net investment income                                                     (0.303)             -        (0.207)
                                                              -----   ----------    -----------     ---------        ----------
Net realized gain on investments                                               -              -        (1.400)
                                                              -----   ----------    -----------     ---------        ----------
Total dividends and distributions                                         (0.303)             -        (1.607)
                                                              -----   ----------    -----------     ---------        ----------
Net asset value, end of period                                $       $    7.710    $     8.260     $   7.410        $   10.450
                                                              =====   ==========    ===========     =========        ==========
Total return(3)                                               _____%      (3.18%)        (2.82%)      (16.78%)           22.94%
                                                                                                                     -----_----
Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $____   $    5,301    $     5,473     $   2,045        $    2,458
                                                                                                                     ----------
Ratio of expenses to average net assets                       _____%       0.97%          0.75%         0.75%             0.75%
                                                                                                                     ----------
Ratio of expenses to average net assets prior to expense
limitation and expenses paid indirectly                       _____%       1.28%          1.23%         1.06%             1.05%
                                                                                                                     ----------
Ratio of net investment income to average net assets          _____%       0.54%          7.46%(4)      1.41%             2.54%
                                                                                                                     ----------
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expenses paid indirectly      _____%       0.23%          6.98%(4)      1.10%             2.24%
                                                                                                                     ----------
Portfolio turnover                                            _____%        237%           435%          245%              304%
                                                                                                                     ----------



(1) Date of commencement of operations; ratios have been annualized but total return has not been annualized.

(2)    Per share information was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value. Total return reflects the expense limitations in effect for the Funds.

(4) During the fiscal year ended June 30, 2000, the Delaware Research Fund (renamed Delaware Focused Value Fund) received a non-cash dividend of approximately $0.31 per share as a result of a corporate action of an investment held by the Fund. This is unusual and not likely to be repeated. Absent this dividend, the ratio of net investment income to average net asset and ratio of net investment income to average net assets prior to expense limitation and expenses paid indirectly would have been 0.42% and (0.06%), respectively.

How to read the financial highlights

Net investment income
Net investment income includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.


Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions from Net realized gain on investments."


Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

Glossary

How to use this glossary

The glossary includes definitions of investment terms, many of which are used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise. See Fixed-income securities.

Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical ratings organization.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.


Commission
The fee an investor pays to a financial advisor for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.


Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Corporate bond
A debt security issued by a corporation. See Bond.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Fixed-income securities
With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See Bond.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.


Management fee
The amount paid by a mutual fund to the investment advisor for management services, expressed as an annual percentage of the fund's average daily net assets.


Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

NASD Regulation, Inc. (NASDR(SM))
The independent subsidiary of the National Association of Securities Dealers, Inc. responsible for regulating the securities industry.


Nationally recognized statistical ratings organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service, Inc. (Moody's), Standard & Poor's (S&P), and Fitch, Inc. (Fitch).


Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

Russell 1000 Value Index
The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecast growth values.


S&P 500 Composite Stock Index
The S&P 500 Composite Stock Index; an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate financial advisors for advice and service provided.


SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

Delaware Focused Value Fund (formerly Delaware Research Fund)
Delaware Focused Growth Fund

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the report period. You can find more detailed information about the Funds in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this Prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in these Funds, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 510-4015. You may also obtain additional information about the Funds from your financial advisor.

You can find reports and other information about the Funds on the EDGAR database on the SEC web site (http://www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Funds, including their Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 942-8090.



Web site

www.delawareinvestments.com

E-mail

service@delinvest.com

Client Services Representative


800 510-4015


Delaphone Service


800 362-FUND (800 362-3863)

For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.


Investment Company Act file number: 811-1485



Fund Symbols                                            CUSIP        NADAQ
                                                        -----        -----
Delaware Focused Value Fund Institutional Class       246308209      DREIX
Delaware Focused Growth Fund Institutional Class      246113203      DLCIX


                           Delaware
                           Investments(SM)
                           --------------------------------------
                           A member of Lincoln Financial Group(R)


P-508 [--] IVES 08/02

         Delaware Investments includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific tax-exempt funds, money market funds, global and international funds and closed-end funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, shareholders of the Classes A, B and C Shares should contact their financial advisor or call Delaware Investments at 800 523-1918 and shareholders of the Institutional Classes should contact Delaware Investments at 800 510-4015.


INVESTMENT MANAGER
Delaware Management Company
2005 Market Street
Philadelphia, PA 19103-7094

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
2005 Market Street
Philadelphia, PA 19103-7094

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
2005 Market Street
Philadelphia, PA 19103-7094

INDEPENDENT AUDITORS
Ernst & Young LLP
2001 Market Street
Philadelphia, PA 19103-7055

CUSTODIAN
JPMorgan Chase Bank
4 Chase Metrotech Center
Brooklyn, NY 11245




--------------------------------------------------------------------------------

                        DELAWARE GROUP EQUITY FUNDS III

--------------------------------------------------------------------------------


Delaware American Services Fund
Delaware Focused Growth Fund
Delaware Focused Value Fund
  (formerly Delaware Research Fund)
Delaware Technology and Innovation Fund
Delaware Trend Fund


A CLASS
B CLASS
C CLASS
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------




PART B

STATEMENT OF
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


AUGUST 29, 2002













                                [GRAPHIC OMITTED]

                       STATEMENT OF ADDITIONAL INFORMATION
                                 August 29, 2002

                         DELAWARE GROUP EQUITY FUNDS III
                           Delaware American Services
                          Delaware Focused Growth Fund
                           Delaware Focused Value Fund
                        (formerly Delaware Research Fund)
                     Delaware Technology and Innovation Fund
                               Delaware Trend Fund

                               2005 Market Street
                           Philadelphia, PA 19103-7094



        For more information about the Institutional Class: 800 510-4015

       For Prospectus, Performance and Information on Existing Accounts of Class A Shares, Class B Shares and Class C Shares: Nationwide 800 523-1918

         Dealer Services: (BROKER/DEALERS ONLY) Nationwide 800 362-7500


        Delaware Group Equity Funds III ("Equity Funds III") is a professionally-managed mutual fund of the series type. This Statement of Additional Information ("Part B" of the registration statement) describes shares of Delaware American Services Fund, Delaware Focused Growth Fund, Delaware Focused Value Fund (formerly Delaware Research Fund), Delaware Technology and Innovation Fund and Delaware Trend Fund (individually a "Fund" and collectively the "Funds"). Each Fund offers Class A Shares, Class B Shares and Class C Shares (together referred to as the "Fund Classes") and an Institutional Class (together referred to as the "Institutional Classes"). Equity Funds III also offer Delaware Health Care Fund and Delaware Small Cap Growth Fund, which is described in a separate Part B. All references to "shares" in this Part B refer to all classes of shares of Equity Funds III, except where noted.

        This Part B supplements the information contained in the current Prospectuses for the Fund Classes dated August 29, 2002 and the current Prospectuses for the Institutional Classes dated August 29, 2002, as they may be amended from time to time. Part B should be read in conjunction with the respective Class' Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into each Class' Prospectus. A prospectus relating to the Fund Classes and a prospectus relating to the Institutional Classes may be obtained by writing or calling your investment dealer or by contacting a Fund's national distributor, Delaware Distributors, L.P. (the "Distributor"), at the above address or by calling the above phone numbers. Each Fund's financial statements, the notes relating thereto, the financial highlights and the report of independent auditors will be incorporated by reference from the Annual Report into this Part B. The Annual Reports will accompany any request for Part B. The Annual Reports will be able to be obtained, without charge, by calling 800 523-1918.

----------------------------------------------------- ------- ---------------------------------------------------------- ------
TABLE OF CONTENTS
                                                       Page                                                               Page
----------------------------------------------------- ------- ---------------------------------------------------------- ------
Cover Page                                                    Dividends and Realized Securities Profits Distributions
----------------------------------------------------- ------- ---------------------------------------------------------- ------
Investment Policies                                           Taxes
----------------------------------------------------- ------- ---------------------------------------------------------- ------
Performance Information                                       Investment Management Agreement
----------------------------------------------------- ------- ---------------------------------------------------------- ------
Trading Practices and Brokerage                               Officers and Trustees
----------------------------------------------------- ------- ---------------------------------------------------------- ------
Purchasing Shares                                             General Information
----------------------------------------------------- ------- ---------------------------------------------------------- ------
Investment Plans                                              Financial Statements
----------------------------------------------------- ------- ---------------------------------------------------------- ------
Determining Offering Price and Net Asset Value                Appendix A--Investment Objectives of the Funds in the
                                                                     Delaware Investments Family
----------------------------------------------------- ------- ---------------------------------------------------------- ------
Redemption and Exchange
----------------------------------------------------- ------- ---------------------------------------------------------- ------

INVESTMENT POLICIES

Investment Restrictions

         Fundamental Investment Restrictions--Each Fund has adopted the following restrictions which cannot be changed without approval by the holders of a "majority" of the Fund's outstanding shares, which is a vote by the holders of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

         A Fund shall not:

         1. Make investments that will result in the concentration (as that term may be defined in the Investment Company Act of 1940 ("1940 Act"), any rule or order thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit. The Delaware Focused Growth Fund may, from time to time, make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission staff interpretation thereof) of its investments in the securities of issuers within various industries or industry groupings.

         2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

         3. Underwrite the securities of other issuers, except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933 (the "1933 Act").

         4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         6. Make loans, provided that this restriction does not prevent a Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

         Non-fundamental Investment Restrictions--In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectuses, each Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval.

         1. Each Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, a Fund may not operate as a "fund of funds" which invests primarily in the shares of other investment companies as permitted by
Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a "fund of funds."

         2. A Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

         The following are additional non-fundamental investment restrictions for the Delaware Trend Fund:

         The Delaware Trend Fund shall not:

         1. Invest more than 5% of the value of its assets in securities of any one company (except U.S. government bonds) or purchase more than 10% of the voting or nonvoting securities of any one company.

         2. Acquire control of any company.

         3. Purchase or retain securities of any company which has an officer or director who is an officer or director of the Fund, or an officer, director or partner of its investment manager if, to the knowledge of the Fund, one or more of such persons own beneficially more than 1/2 of 1% of the shares of the company, and in the aggregate more than 5% thereof.

         4. Invest in securities of other investment companies except at customary brokerage commissions rates or in connection with mergers, consolidations or offers of exchange.

         5. Purchase any security issued by any other investment company if after such purchase it would: (a) own more than 3% of the voting stock of such company, (b) own securities of such company having a value in excess of 5% of the Fund's assets or (c) own securities of investment companies having an aggregate value in excess of 10% of the Fund's assets.

         6. Make any investment in real estate unless necessary for office space or the protection of investments already made. (This restriction does not preclude the Fund's purchase of securities issued by real estate investment trusts.) Any investment in real estate together with any investment in illiquid assets cannot exceed 10% of the value of the Fund's assets.

         7. Sell short any security or property.

         8. Deal in commodities.

         9. Borrow money in excess of 10% of the value of its assets, and then only as a temporary measure for extraordinary or emergency purposes. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sunday and holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The Fund shall not issue senior securities as defined in the 1940 Act, except for notes to banks.

         10. Make loans. However, the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities, whether or not the purchase was made upon the original issuance of the securities, and the entry into "repurchase agreements" are not to be considered the making of a loan by the Fund and the Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         11. Invest more than 5% of the value of its total assets in securities of companies less than three years old. Such three-year period shall include the operation of any predecessor company or companies.

         12. Act as an underwriter of securities of other issuers.

         13. Permit long or short positions on shares of the Fund to be taken by its officers, trustees or any of its affiliated persons. Such persons may buy shares of the Fund for investment purposes, however, as described under Purchasing Shares.

         14. Invest more than 25% of its assets in any one particular industry. Although it is not a matter of fundamental policy, the Fund has also made a commitment that it will not invest in warrants valued at the lower of cost or market exceeding 5% of the Fund's net assets. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York Stock Exchange or American Stock Exchange. In addition, although not a fundamental investment restriction, the Fund currently does not invest its assets in real estate limited partnerships or oil, gas and other mineral leases.

         The Funds may make the following investments consistent with their respective investment objective.

Equity Securities

         Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate.

Warrants

         Each Fund may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

Foreign Securities

         Each Fund may invest up to 25% (not more than 5% for the Delaware Trend
Fund) of its net assets in foreign securities, although none of the Funds presently intends to invest in these securities. Investors should recognize that investing in foreign corporations involves certain considerations, including those set forth below, which are not typically associated with investing in United States corporations.

         Foreign corporations are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to United States corporations. There may also be less supervision and regulation of foreign stock exchanges, brokers and listed corporations than exist in the United States. The Funds may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange as between the currencies of different nations and control regulations. Furthermore, there may be the possibility of expropriation or confiscatory taxation, political, economic or social instability or diplomatic developments which could affect assets of the Funds held in foreign countries.

         Each Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce a Fund's distributions paid to shareholders.

ADRs

         Each Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs") that are actively traded in the United States. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. "Sponsored" ADRs are issued jointly by the issuer of the underlying security and a depository, and "unsponsored" ADRs are issued without the participation of the issuer of the deposited security. Holders of unsponsored ADRs generally bear all the costs of such facilities and the depository of an unsponsored ADR facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR.

Repurchase Agreements

         A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to a Fund, if any, would be the difference between the repurchase price and the market value of the security. Each Fund will limit its investments in repurchase agreements to those which Delaware Management Company (the "Manager") under the guidelines of the Board of Trustees determines to present minimal credit risks and which are of high quality. In addition, a Fund must have collateral of 102% of the repurchase price, including the portion representing the Fund's yield under such agreements which is monitored on a daily basis. While a Fund is permitted to do so, it normally does not invest in repurchase agreements, except to invest excess cash balances.

         The funds available from the Delaware Investments family have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow certain funds in the Delaware Investments family jointly to invest cash balances. The Funds may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

Restricted and Illiquid Securities

         Each Fund may purchase privately placed securities the resale of which is restricted under applicable securities laws. Such securities may offer a higher return than comparably registered securities but involve some additional risk as they can be resold only in privately negotiated transactions in accordance with an exemption from the registration requirements under applicable securities laws or after registration. The Funds will not purchase illiquid assets, including such restricted securities, if more than 15% (10% for the Delaware Trend Fund) of the value of their respective assets would then consist of illiquid securities.

         Certain of the privately placed securities acquired by a Fund will be eligible for resale by the Fund pursuant to Rule 144A under the 1933 Act ("Rule 144A Securities"). Rule 144A permits many privately placed or legally restricted securities to be freely traded without restriction among certain institutional buyers such as the Fund.

         While maintaining oversight, the Board of Trustees of Equity Funds III has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of each Fund's limitation in investments in illiquid securities. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security;
(ii) whether at least three dealers are willing to purchase or sell the security and then number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, a Fund's holdings of illiquid securities exceed a limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

Borrowings

         Although each Fund is permitted under certain circumstances to borrow money and invest in investment company securities, it does not normally do so.

Portfolio Loan Transactions

         Each Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         It is the understanding of the Manager that the staff of the SEC permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: 1) each transaction must have 100% collateral in the form of cash, short-term U.S. government securities, or irrevocable letters of credit payable by banks acceptable to a Fund from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund; 3) a Fund must be able to terminate the loan after notice, at any time; 4) a Fund must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; 5) a Fund may pay reasonable custodian fees in connection with the loan; and 6) the voting rights on the lent securities may pass to the borrower; however, if the trustees of the Equity Funds III know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the trustees to vote the proxy.

         The major risk to which a Fund would be exposed on a portfolio loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, the Funds will only enter into loan arrangements after a review of all pertinent facts by the Manager, under the supervision of the Board of Trustees, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

Options on Securities


         Delaware American Services Fund, Delaware Focused Growth Fund, Delaware Focused Value Fund and Delaware Technology and Innovation Fund may write call options and purchase put options on a covered basis only, and will not engage in option writing strategies for speculative purposes. The Funds may invest in options that are either Exchange-listed or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on a Fund's ability to effectively hedge their securities. Each Fund will not invest more than 15% of its assets in illiquid securities.


         A. Covered Call Writing--Each Fund may write covered call options from time to time on such portion of its portfolio, without limit, as the Manager determines is appropriate in seeking to obtain a Fund's investment objective. A call option gives the purchaser of such option the right to buy, and the writer, in this case a Fund, has the obligation to sell the underlying security at the exercise price during the option period. The advantage to a Fund of writing covered calls is that it receives a premium which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

         During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

         With respect to options on actual portfolio securities owned by a Fund, the Fund may enter into closing purchase transactions. A closing purchase transaction is one in which a Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

         Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

         If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

         The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

         A Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by a Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

         B. Purchasing Put Options--Each Fund may invest up to 2% of its total assets in the purchase of put options. Each Fund will, at all times during which it holds a put option, own the security covered by such option.

         Each Fund intends to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow a Fund to protect unrealized gain in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, a Fund will lose the value of the premium paid. A Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

         A Fund may sell a put option purchased on individual portfolio securities. Additionally, a Fund may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

Options on Stock Indices

         Each Fund (except the Delaware Trend Fund) may also engage in transactions involving options on stock indices. A stock index assigns relative values to the common stocks included in the index with the index fluctuating with changes in the market values of the underlying common stock.

         Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Gain or loss to the Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

         As with stock options, a Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an Exchange or it may let the option expire unexercised.

         A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100. Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following Exchanges among others: The Chicago Board Options Exchange, New York Stock Exchange and American Stock Exchange.

         A Fund's ability to hedge effectively all or a portion of its securities through transactions in options on stock indices depends on the degree to which price movements in the underlying index correlate with price movements in the Funds portfolio securities. Since a Fund's portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, a Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both such securities and the hedging instrument.

         Positions in stock index options may be closed out only on an Exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option. Thus, it may not be possible to close such an option. The inability to close options positions could have an adverse impact on a Fund's ability to effectively hedge its securities. A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

         A Fund will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets.

Futures Contracts and Options on Futures Contracts


         Delaware American Services Fund, Delaware Focused Growth Fund, Delaware Focused Value Fund and Delaware Technology and Innovation Fund may enter into futures contracts on stocks and stock indices, and purchase or sell options on such futures contracts. These activities will not be entered into for speculative purposes, but rather for hedging purposes and to facilitate the ability to quickly deploy into the stock market a Fund's positions in cash, short-term debt securities and other money market instruments, at times when the Fund's assets are not fully invested in equity securities. Such positions will generally be eliminated when it becomes possible to invest in securities that are appropriate for a Fund.


         A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which the securities underlying the contract are delivered, or in the case of securities index futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. In addition, futures contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.

         The purchase or sale of a futures contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin" as a good faith deposit. Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contracts more or less valuable, a process known as "marking to the market." A Fund will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

         Purchases or sales of stock index futures contracts are used for hedging purposes to attempt to protect a Fund's current or intended investments from broad fluctuations in stock prices. For example, a Fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When a Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, the corresponding positions in stock index futures contracts will be closed out.

         Each Fund may also purchase and write options on the types of futures contracts in which a Fund may invest, and enter into related closing transactions. Options on futures are similar to options on securities, as described below, except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than to actually purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. In the event that an option written by a Fund is exercised, the Fund will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

         At any time prior to the expiration of a futures contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. Likewise, a position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to availability of a secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The Fund may realize a profit or a loss when closing out a futures contract or an option on a futures contract.

         To the extent that interest or exchange rates or securities prices move in an unexpected direction, a Fund may not achieve the anticipated benefits of investing in futures contracts and options thereon, or may realize a loss. To the extent that a Fund purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, the possible lack of a secondary market could prevent a Fund from closing out its positions relating to futures.

REITs


         Delaware American Services Fund, Delaware Focused Growth Fund, Delaware Focused Value Fund and Delaware Technology and Innovation Fund may invest in REITs. REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements in the Internal Revenue Code. REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Code, and/or to maintain exemptions from the 1940 Act.


         A Fund's investments in REITs present certain further risks that are unique and in addition to the risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent on management skills, are not diversified, and are subject to the risks of financing projects. REITs whose underlying assets include long-term health care properties, such as nursing, retirement and assisted living homes, may be impacted by federal regulations concerning the health care industry.

         REITs (especially mortgage REITs) are also subject to interest rate risks -- when interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

         REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than other securities.

Securities of Companies in the Financial Services Industry

         Certain provisions of the federal securities laws permit investment portfolios to invest in companies engaged in securities-related activities only if certain conditions are met. Purchases of securities of a company that derived 15% or less of gross revenues during its most recent fiscal year from securities-related activities (i.e., broker, dealer, underwriting, or investment advisory activities) are subject only to the same percentage limitations as would apply to any other securities a Fund may purchase.

         Each Fund may also purchase securities (not limited to equity or debt individually) of an issuer that derived more than 15% of its gross revenues in its most recent fiscal year from securities-related activities if the following conditions are met: (1) immediately after the purchase of any securities issuer's equity and debt securities, the purchase cannot cause more than 5% of the Fund's total assets to be invested in securities of that securities issuer;
(2) immediately after a purchase of equity securities of a securities issuer, a Fund may not own more than 5% of the outstanding securities of that class of the securities issuer's equity securities; and (3) immediately after a purchase of debt securities of a securities issuer, a Fund may not own more than 10% of the outstanding principal amount of the securities issuer's debt securities.

         In applying the gross revenue test, an issuer's gross revenues from its own securities-related activities should be combined with its ratable share of the securities-related activities of enterprises of which its owns a 20% or greater voting or equity interest. All of the above percentage limitations are applicable at the time of purchase as well as the issuer's gross revenue test. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations must be made as though such warrant, right, or conversion privilege had been exercised.

         The following transactions would not be deemed to be an acquisition of securities of a securities-related business: (i) receipt of stock dividends on securities acquired in compliance with the conditions described above; (ii) receipt of securities arising from a stock-for-stock split on securities acquired in compliance with the conditions described above; (iii) exercise of options, warrants, or rights acquired in compliance with the federal securities laws; (iv) conversion of convertible securities acquired in compliance with the conditions described above; (v) the acquisition of demand features or guarantees
(puts) under certain circumstances.

         In addition, Delaware American Services Fund is generally prohibited from purchasing or otherwise acquiring any security (not limited to equity or debt individually) issued by any insurance company if the Fund and any company controlled by the Fund own in the aggregate or, as a result of the purchase, will own in the aggregate more than 10% of the insurance company. Certain state insurance laws impose similar limitations.

Concentration

         In applying a Fund's fundamental policy concerning concentration that is described above, it is a matter of non-fundamental policy that: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset backed securities will be classified according to the underlying assets securing such securities.

PERFORMANCE INFORMATION

         From time to time, each Fund may state each Class' total return in advertisements and other types of literature. Any statement of total return performance data for a Class will be accompanied by information on the average annual compounded rate of return for that Class over, as relevant, the most recent one-year, five-year and ten-year, or life-of-fund periods, as applicable. Each Fund may also advertise aggregate and average total return information of each Class over additional periods of time.

         The average annual total rate of return for each Class will be based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations.

                                 P(1 + T)(n) = ERV
         Where:
                  P = a hypothetical initial purchase order of $1,000 from which, in the case of only Class A Shares, the maximum front-end sales charge is deducted;

                  T =   average annual total return;

                  n =   number of years;

                ERV = redeemable value of the hypothetical $1,000 purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C Shares.

         In presenting performance information for Class A Shares, the contingent deferred sales charge applicable only to certain redemptions of those shares ("Limited CDSC") will not be deducted from any computation of total return. See the Prospectuses for the Fund Classes for a description of the Limited CDSC and the limited instances in which it applies. All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares.

         Total return performance for each Class will be computed by adding all reinvested income and realized securities profits distributions plus the change in net asset value during a specific period and dividing by the offering price at the beginning of the period. It will also reflect, as applicable, the maximum sales charge, or CDSC, paid with respect to the illustrated investment amount, but not any income taxes payable by shareholders on the reinvested distributions included in the calculation. Because securities prices fluctuate, past performance should not be considered as a representative of the results which may be realized from an investment in a Fund in the future.

         Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made with respect to Class A Shares and that all distributions are reinvested at net asset value, and, with respect to Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, a Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.


         The performance of each Class of the Funds as shown below is the average annual total return quotations through June 30, 2002, computed as described above. The average annual total return for Class A Shares at offer reflects the maximum front-end sales charge of 5.75% paid on the purchase of shares. The average annual total return for the Class A Shares at net asset value (NAV) does not reflect the payment of any front-end sales charge. Pursuant to applicable regulation, total return shown for the Institutional Class for the periods prior to the commencement of operations of such Class is calculated by taking the performance of Class A Shares and adjusting it to reflect the elimination of all sales charges. However, for those periods, no adjustment has been made to eliminate the impact of 12b-1 payments, and performance would have been affected had such an adjustment been made. The average annual total return for Class B and C Shares including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at June 30, 2002. The average annual total return for Class B and C Shares excluding deferred sales charge assumes the shares were not redeemed at June 30, 2002, and therefore does not reflect the deduction of a CDSC. Stock prices fluctuated during the periods covered and past results should not be considered as representative of future performance. Returns for the Class B Shares and Class C Shares of Delaware Focused Growth Fund and Delaware Focused Value Fund are not provided because these shares have not commenced operations as of the close of the fiscal year.



                                             Average Annual Total Returns
------------------------- ------------- ------------- -------------- --------------- -------------- --------------- --------------
                                                                         Class B        Class B         Class C        Class C
                                                                        Shares(3)       Shares(3)       Shares(3)      Shares(3)
Delaware American            Class A       Class A                     (Including      (Excluding     (Including      (Excluding
Services Fund              Shares(1/2)   Shares(1/2)   Institutional    Deferred        Deferred        Deferred        Deferred
                           (at Offer)     (at NAV)        Class(3)    Sales Charge)   Sales Charge)   Sales Charge)  Sales Charge)
------------------------- ------------- ------------- -------------- --------------- -------------- --------------- --------------
1 year ended 6/30/02                 %             %             %              %               %              %               %
                            ----------    ----------    ----------     ----------      ----------     ----------      ----------
------------------------- ------------- ------------- -------------- --------------- -------------- --------------- --------------
Life of Fund                         %             %             %              %               %              %               %
                            ----------    ----------    ----------     ----------      ----------     ----------      ----------
------------------------- ------------- ------------- -------------- --------------- -------------- --------------- --------------


(1) Class A Shares began paying 12b-1 payments on March 1, 2001 and performance prior to that date does not reflect such payments.
(2) Commenced operations on December 29, 1999 and date of initial public offering was March 1, 2001.
(3)      Date of commencement and initial public offer was March 1, 2001.



                                    Average Annual Total Returns(1)
---------------------------------- ---------------------- --------------------- ---------------------
Delaware Focused Growth Fund           Class A Shares        Class A Shares         Institutional
                                         (at Offer)             (at NAV)                Class
---------------------------------- ---------------------- --------------------- ---------------------
1 year ended 6/30/02                             %                      %                     %
                                        ----------             ----------            ----------
---------------------------------- ---------------------- --------------------- ---------------------
Life of Fund2                                    %                      %                     %
                                        ----------             ----------            ----------
---------------------------------- ---------------------- --------------------- ---------------------


(1) Returns reflect fee waivers by the Manager and Distributor. See Investment Management Agreement and Plans Under Rule 12b-1 for the Fund Classes.
(2)      Commenced operations on December 29, 1999.


                                    Average Annual Total Returns1
---------------------------------- ---------------------- --------------------- ---------------------
Delaware Focused Value Fund            Class A Shares        Class A Shares         Institutional
                                         (at Offer)             (at NAV)                Class
---------------------------------- ---------------------- --------------------- ---------------------
1 year ended 6/30/02                             %                      %                     %
                                        ----------             ----------            ----------
---------------------------------- ---------------------- --------------------- ---------------------
Life of Fund(2)                                  %                      %                     %
                                        ----------             ----------            ----------
---------------------------------- ---------------------- --------------------- ---------------------


(1) Returns reflect fee waivers by the Manager and Distributor. See Investment Management Agreement and Plans Under Rule 12b-1 for the Fund Classes.
(2)      Commenced operations on December 29, 1999.


                                            Average Annual Total Returns(1)
------------------------- ------------- ------------- ------------- ---------------- -------------- ---------------- -------------

                                                                    Class B Shares   Class B Shares  Class C Shares  Class C Shares
Delaware Technology and      Class A       Class A                     (Including      (Excluding      (Including     (Excluding
Innovation Fund              Shares        Shares     Institutional  Deferred Sales     Deferred     Deferred Sales    Deferred
                           (at Offer)     (at NAV)        Class        Charge)(3)    Sales Charge)      Charge)      Sales Charge)
------------------------- ------------- ------------- ------------- ---------------- -------------- ---------------- -------------
1 year ended 6/30/02                 %             %             %                %              %               %              %
                          ---------  -  ---------  -  ---------  -  ---------     -  ---------   -  ---------    -  ---------   -
------------------------- ------------- ------------- ------------- ---------------- -------------- ---------------- -------------
Life of Fund(2)                      %             %             %                %              %               %              %
                          ---------  -  ---------  -  ---------  -  ---------     -  ---------   -  ---------    -  ---------   -
------------------------- ------------- ------------- ------------- ---------------- -------------- ---------------- -------------


(1) Returns reflect fee waivers by the Manager and Distributor. See Investment Management Agreement and Plans Under Rule 12b-1 for the Fund Classes.
(2)      Commenced operations on December 29, 1999.



                                             Average Annual Total Returns
------------------------- ------------- ------------- ------------- ---------------- -------------- --------------- --------------
Delaware Trend                                                       Class B Shares  Class B Shares Class C Shares  Class C Shares
Fund                        Class A       Class A                     (Including      (Excluding     (Including      (Excluding
                           Shares(1/2)    Shares(1)   Institutional    Deferred        Deferred        Deferred        Deferred
                           (at Offer)     (at NAV)        Class     Sales Charge)(3)  Sales Charge)  Sales Charge)   Sales Charge)
------------------------- ------------- ------------- ------------- ---------------- -------------- --------------- --------------
1 year ended 6/30/02                 %             %             %                %              %               %              %
                          ---------  -  ---------  -  ---------  -  ---------     -  ---------   -  ---------    -  ---------   -
------------------------- ------------- ------------- ------------- ---------------- -------------- --------------- --------------
3 years ended 6/30/02                %             %             %                %              %               %              %
                          ---------  -  ---------  -  ---------  -  ---------     -  ---------   -  ---------    -  ---------   -
------------------------- ------------- ------------- ------------- ---------------- -------------- --------------- --------------
5 years ended 6/30/02                %             %             %                %              %               %              %
                          ---------  -  ---------  -  ---------  -  ---------     -  ---------   -  ---------    -  ---------   -
------------------------- ------------- ------------- ------------- ---------------- -------------- --------------- --------------
10 years ended 6/30/02               %             %             %                %              %               %              %
                          ---------  -  ---------  -  ---------  -  ---------     -  ---------   -  ---------    -  ---------   -
------------------------- ------------- ------------- ------------- ---------------- -------------- --------------- --------------
15 years ended 6/30/02               %             %             %                %              %               %              %
                          ---------  -  ---------  -  ---------  -  ---------     -  ---------   -  ---------    -  ---------   -
------------------------- ------------- ------------- ------------- ---------------- -------------- --------------- --------------
Life of Fund4                        %             %             %                %              %               %              %
                          ---------  -  ---------  -  ---------  -  ---------     -  ---------   -  ---------    -  ---------   -
------------------------- ------------- ------------- ------------- ---------------- -------------- --------------- --------------


(1) Class A Shares began paying 12b-1 payments on June 1, 1992 and performance prior to that date does not reflect such payments.
(2) Prior to November 2, 1998, the maximum front-end sales charge was 4.75%. Effective November 2, 1998, the maximum front-end sales charge was increased to 5.75% and the above performance numbers are calculated using 5.75% as the applicable sales charge.
(3) Effective November 2, 1998, the CDSC schedule for Class B Shares increased as follows: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed with two years of purchase;
         (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (vi) 0% thereafter. The above figures have been calculated using this new schedule. 4 Date of initial public offering of Class A Shares was October 3, 1968; date of initial public offering of Class B Shares was September 6, 1994; date of initial public offering of Class C Shares was November 29, 1995; date of initial public offering of Institutional Class shares was November 23, 1992.

         From time to time, a Fund may also quote its Classes' actual total return performance, dividend results and other performance information in advertising and other types of literature. This information may be compared to that of other mutual funds with similar investment objectives and to stock, bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund (or Fund Class) may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or to the S&P 500 Index, the Dow Jones Industrial Average or the Russell 2000 Growth Index.

         Lipper Analytical Services, Inc. maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare a Fund's performance to another fund in appropriate categories over specific time periods also may be quoted in advertising and other types of literature. The S&P 500 Stock Index and the Dow Jones Industrial Average are industry-accepted unmanaged indices of generally-conservative securities used for measuring general market performance. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecast growth values. These stocks are selected from the 2,000 smallest companies in the Russell 3000 Index which represent approximately 10% of the total market capitalization of the Russell 3000 Index. The NASDAQ Composite Index is a market capitalization price only index that tracks the performance of domestic common stock traded on the regular NASDAQ market as well as National Market System traded foreign common stocks and American Depositary Receipts. The total return performance reported for these indices will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charge or other fees. A direct investment in an unmanaged index is not possible.

         In addition, the performance of multiple indices compiled and maintained by statistical research firms, such as Salomon Brothers and Lehman Brothers, may be combined to create a blended performance result for comparative performances. Generally, the indices selected will be representative of the types of securities in which a Fund may invest and the assumptions that were used in calculating the blended performance will be described.

         Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. A Fund may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of a Fund. A Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future.

         Each Fund may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of a Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. In addition, selected indices may be used to illustrate historic performance of selected asset classes. A Fund may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury bills and shares of a Fund. In addition, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning (such as information on Roth IRAs and Education IRAs) and investment alternative to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

         Materials may refer to the CUSIP numbers of a Fund and may illustrate how to find the listings of the Fund in newspapers and periodicals. Materials may also include discussions of other funds, products, and services.

         Each Fund may quote various measures of volatility and benchmark correlation in advertising. In addition, a Fund may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. A Fund may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics. Advertisements and sales materials relating to a Fund may include information regarding the background and experience of its portfolio managers.

         Because every investor's goals and risk threshold are different, the Distributor, as distributor for each Fund and other mutual funds available from the Delaware Investments family, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible personal financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the Manager's overriding investment philosophy and how that philosophy impacts the investment disciplines employed in seeking the objectives of a Fund and the other funds in the Delaware Investments family. The Distributor may also from time to time cite general or specific information about the institutional clients of Delaware Investment Advisers ("DIA"), an affiliate of the Manager, including the number of such clients serviced by DIA.


         The following tables present examples, for purposes of illustration only, of cumulative total return performance for each Fund through June 30, 2002. For these purposes, the calculations assume the reinvestment of any capital gains distributions and income dividends paid during the indicated periods. The performance does not reflect any income taxes payable by shareholders on the reinvested distributions included in the calculations. The performance of Class A Shares reflects the maximum front-end sales charge paid on the purchase of shares but is also shown without reflecting the impact of any front-end sales charge. The performance of Class B Shares and Class C Shares is calculated both with the applicable CDSC included and excluded. Past performance is not a guarantee of future results. Pursuant to applicable regulation, total return shown for the Delaware Trend Fund Institutional Class for the periods prior to the commencement of operations of such Class is calculated by taking the performance of Class A Shares and adjusting it to reflect the elimination of all sales charges. However, for those periods, no adjustment has been made to eliminate the impact of 12b-1 payments, and performance would have been affected had such an adjustment been made. Returns for the Class B Shares and Class C Shares of Delaware Focused Growth Fund and Delaware Focused Value Fund are not provided because these shares have not commenced operations as of the close of the fiscal year.

                                                   Cumulative Total Returns
------------------- -------------- --------------- -------------- --------------- -------------- -------------- ---------------
                                                                      Class B        Class B        Class C         Class C
                                                                     Shares(3)       Shares(3)      Shares(3)       Shares(3)
Delaware American      Class A         Class A                      (Including      (Excluding     (Including     (Excluding
Services Fund         Shares(1/2)    Shares(1/2)   Institutional  Deferred Sales     Deferred       Deferred    Deferred Sales
                      (at Offer)      (at NAV)        Class(3)        Charge)      Sales Charge)  Sales Charge)      Charge)
------------------- -------------- --------------- -------------- --------------- -------------- -------------- ---------------
3 months ended                  %               %              %               %              %              %               %
6/30/02
                    ---------   -  ---------    -  ---------   -  ---------    -  ---------   -  ---------   -  ---------    -
------------------- -------------- --------------- -------------- --------------- -------------- -------------- ---------------
6 months ended
6/30/02                         %               %              %               %              %              %               %
                    ---------   -  ---------    -  ---------   -  ---------    -  ---------   -  ---------   -  ---------    -
------------------- -------------- --------------- -------------- --------------- -------------- -------------- ---------------
9 months ended
6/30/02                         %               %              %               %              %              %               %
                    ---------   -  ---------    -  ---------   -  ---------    -  ---------   -  ---------   -  ---------    -
------------------- -------------- --------------- -------------- --------------- -------------- -------------- ---------------
1 year ended
6/30/02                         %               %              %               %              %              %               %
                    ---------   -  ---------    -  ---------   -  ---------    -  ---------   -  ---------   -  ---------    -
------------------- -------------- --------------- -------------- --------------- -------------- -------------- ---------------
Life of Fund                    %               %              %               %              %              %               %
------------------- -------------- --------------- -------------- --------------- -------------- -------------- ---------------


(1) Class A Shares began paying 12b-1 payments on March 1, 2001 and performance prior to that date does not reflect such payments.
(2) Commenced operations on December 29, 1999 and date of initial public offering was March 1, 2001.
(3)      Date of commencement and initial public offer was March 1, 2001.

                                              Cumulative Total Returns(1)
------------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                        Delaware          Delaware          Delaware          Delaware          Delaware          Delaware
                     Focused Growth    Focused Growth    Focused Growth    Focused Value     Focused Value     Focused Value
                          Fund              Fund              Fund              Fund              Fund              Fund
                     Class A Shares    Class A Shares    Institutional     Class A Shares    Class A Shares    Institutional
                       (at Offer)         (at NAV)           Class           (at Offer)         (at NAV)           Class
------------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
3 months ended                     %                 %                 %                 %                 %                 %
6/30/02             ---------      -  ---------      -  ---------      -  ---------      -  ---------      -  ---------      -
------------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
6 months ended
6/30/02                            %                 %                 %                 %                 %                 %
                    ---------      -  ---------      -  ---------      -  ---------      -  ---------      -  ---------      -
------------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
9 months ended
6/30/02                            %                 %                 %                 %                 %                 %
                    ---------      -  ---------      -  ---------      -  ---------      -  ---------      -  ---------      -
------------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
1 year ended
6/30/02                            %                 %                 %                 %                 %                 %
                    ---------      -  ---------      -  ---------      -  ---------      -  ---------      -  ---------      -
------------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
Life of Fund(2)                    %                 %                 %                 %                 %                 %
------------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------


(1) Returns reflect fee waivers by the Manager and Distributor. See Investment Management Agreement and Plans Under Rule 12b-1 for the Fund Classes.
(2)      Commenced operations on December 29, 1999.

                                              Cumulative Total Returns(1)
------------------- -------------- --------------- -------------- --------------- -------------- -------------- ---------------
Delaware                                                          Class B Shares  Class B Shares Class C Shares Class C Shares
Technology and                                                      (Including      (Excluding     (Including     (Excluding
Innovation Fund     Class A Shares Class A Shares  Institutional     Deferred        Deferred       Deferred       Deferred
                      (at Offer)      (at NAV)         Class      Sales Charge)   Sales Charge)  Sales Charge)  Sales Charge)
------------------- -------------- --------------- -------------- --------------- -------------- -------------- ---------------

------------------- -------------- --------------- -------------- --------------- -------------- -------------- ---------------
3 months ended                  %               %              %               %              %              %               %
6/30/02             ---------   -  ---------    -  ---------   -  ---------    -  ---------   -  ---------   -  ---------    -
------------------- -------------- --------------- -------------- --------------- -------------- -------------- ---------------
6 months ended
6/30/02                         %               %              %               %              %              %               %
                    ---------   -  ---------    -  ---------   -  ---------    -  ---------   -  ---------   -  ---------    -
------------------- -------------- --------------- -------------- --------------- -------------- -------------- ---------------
9 months ended
6/30/02                         %               %              %               %              %              %               %
                    ---------   -  ---------    -  ---------   -  ---------    -  ---------   -  ---------   -  ---------    -
------------------- -------------- --------------- -------------- --------------- -------------- -------------- ---------------
1 year ended
6/30/02                         %               %              %               %              %              %               %
                    ---------   -  ---------    -  ---------   -  ---------    -  ---------   -  ---------   -  ---------    -
------------------- -------------- --------------- -------------- --------------- -------------- -------------- ---------------
Life of Fund(2)                 %               %              %               %              %              %               %
------------------- -------------- --------------- -------------- --------------- -------------- -------------- ---------------


(1) Returns reflect fee waivers by the Manager. See Investment Management Agreement.
(2)      Commenced operations on December 29, 1999.

                                            Cumulative Total Returns
------------------- -------------- --------------- -------------- --------------- -------------- -------------- ---------------
                                                                  Class B Shares  Class B Shares Class C Shares Class C Shares
                       Class A         Class A                      (Including      (Excluding     (Including     (Excluding
                      Shares(1)       Shares(1)    Institutional     Deferred         Deferred      Deferred       Deferred
Delaware Trend Fund (at Offer)(2)     (at NAV)         Class      Sales Charge)(3) Sales Charge)  Sales Charge)  Sales Charge)
------------------- -------------- --------------- -------------- --------------- -------------- -------------- ---------------
3 months ended                  %               %              %               %              %              %               %
6/30/02             ---------   -  ---------    -  ---------   -  ---------    -  ---------   -  ---------   -  ---------    -
------------------- -------------- --------------- -------------- --------------- -------------- -------------- ---------------
6 months ended
6/30/02                         %               %              %               %              %              %               %
                    ---------   -  ---------    -  ---------   -  ---------    -  ---------   -  ---------   -  ---------    -
------------------- -------------- --------------- -------------- --------------- -------------- -------------- ---------------
9 months ended
6/30/02                         %               %              %               %              %              %               %
                    ---------   -  ---------    -  ---------   -  ---------    -  ---------   -  ---------   -  ---------    -
------------------- -------------- --------------- -------------- --------------- -------------- -------------- ---------------
1 year ended
6/30/02                         %               %              %               %              %              %               %
                    ---------   -  ---------    -  ---------   -  ---------    -  ---------   -  ---------   -  ---------    -
------------------- -------------- --------------- -------------- --------------- -------------- -------------- ---------------
3 years ended
6/30/02                         %               %              %               %              %              %               %
                    ---------   -  ---------    -  ---------   -  ---------    -  ---------   -  ---------   -  ---------    -
------------------- -------------- --------------- -------------- --------------- -------------- -------------- ---------------
5 years ended
6/30/02                         %               %              %               %              %              %               %
                    ---------   -  ---------    -  ---------   -  ---------    -  ---------   -  ---------   -  ---------    -
------------------- -------------- --------------- -------------- --------------- -------------- -------------- ---------------
10 years ended
6/30/02                         %               %              %               %              %              %               %
                    ---------   -  ---------    -  ---------   -  ---------    -  ---------   -  ---------   -  ---------    -
------------------- -------------- --------------- -------------- --------------- -------------- -------------- ---------------
15 years ended
6/30/02                         %               %              %               %              %              %               %
                    ---------   -  ---------    -  ---------   -  ---------    -  ---------   -  ---------   -  ---------    -
------------------- -------------- --------------- -------------- --------------- -------------- -------------- ---------------
Life of Fund(4)                 %               %              %               %              %              %               %
------------------- -------------- --------------- -------------- --------------- -------------- -------------- ---------------


(1) Class A Shares began paying 12b-1 payments on June 1, 1992 and performance prior to that date does not reflect such payments.
(2) Prior to November 2, 1998, the maximum front-end sales charge was 4.75%. Effective November 2, 1998, the maximum front-end sales charge was increased to 5.75% and the above performance numbers are calculated using 5.75% as the applicable sales charge.
(3) Effective November 2, 1998, the CDSC schedule for Class B Shares increased as follows: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed with two years of purchase;
         (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (vi) 0% thereafter. The above figures have been calculated using this new schedule. 4 Date of initial public offering of Class A Shares was October 3, 1968; date of initial public offering of Class B Shares was September 6, 1994; date of initial public offering of Class C Shares was November 29, 1995; date of initial public offering of Institutional Class shares was November 23, 1992.

Dollar-Cost Averaging

         For many people, deciding when to invest can be a difficult decision. Security prices tend to move up and down over various market cycles and logic says to invest when prices are low. However, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis, that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.

         Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. Investors also should consider their financial ability to continue to purchase shares during periods of high fund share prices. Delaware Investments offers three services -- Automatic Investing Program, Direct Deposit Program and Wealth Builder Option -- that can help to keep your regular investment program on track. See Direct Deposit Purchase Plan, Automatic Investing Plan and Wealth Builder Option under Investment Plans -- Investing by Electronic Fund Transfer for a complete description of these services, including restrictions or limitations.

         The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share of a stock or bond fund over a period of time will be lower than the average price per share of a Fund for the same time period.

                                                                  Number
                                Investment     Price Per       of Shares
                                    Amount         Share       Purchased

              Month 1              $100        $10.00              10
              Month 2              $100        $12.50               8
              Month 3              $100         $5.00              20
              Month 4              $100        $10.00              10
        ------------------- -------------- ------------- ---------------
                                   $400        $37.50              48

Total Amount Invested:  $400
Total Number of Shares Purchased:  48
Average Price Per Share:  $9.38 ($37.50/4)
Average Cost Per Share:  $8.33 ($400/48 shares)

         This example is for illustration purposes only. It is not intended to represent the actual performance of a Fund or any stock or bond fund in the Delaware Investments family. Dollar-cost averaging can be appropriate for investments in shares of funds that tend to fluctuate in value. Please obtain the prospectus of any fund in the Delaware Investments family in which you plan to invest through a dollar-cost averaging program. The prospectus contains additional information, including charges and expenses. Please read it carefully before you invest or send money.


THE POWER OF COMPOUNDING

         When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding. A Fund may include illustrations showing the power of compounding in advertisements and other types of literature.


TRADING PRACTICES AND BROKERAGE

         Each Fund selects brokers, dealers and banks to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers, dealers or banks execute transactions at best execution. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. When a commission is paid, a Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of the Manager's trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Fund pays a minimal share transaction cost when the transaction presents no difficulty. A number of trades are made on a net basis where a Fund either buys the securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

        During the past three fiscal years, the aggregate dollar amounts of brokerage commissions were paid by the following Funds:


------------------------------------------------------- ----------------------------------------------------------
                                                                        Fiscal Year Ended June 30,
------------------------------------------------------- ----------------------------------------------------------
                                                                   2002                2001                2000
------------------------------------------------------- ------------------ ------------------- -------------------
Delaware American Services Fund(1)                                    %             $22,933              $8,758
                                                        ---------     -
------------------------------------------------------- ------------------ ------------------- -------------------
Delaware Focused Growth Fund(1)                                       %              $5,608              $1,096
                                                        ---------     -
------------------------------------------------------- ------------------ ------------------- -------------------
Delaware Focused Value Fund(1)                                        %             $30,206             $10,314
                                                        ---------     -
------------------------------------------------------- ------------------ ------------------- -------------------
Delaware Technology and Innovation Fund(1)                            %             $22,781              $7,745
                                                        ---------     -
------------------------------------------------------- ------------------ ------------------- -------------------
Delaware Trend Fund                                                   %            $914,241            $496,441
                                                        ---------     -
------------------------------------------------------- ------------------ ------------------- -------------------


(1)      Commenced operations on December 29, 1999.


         The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

         During their last fiscal year, portfolio transactions of the Funds, in the amounts listed below, resulting in brokerage commissions in the amounts listed below, were directed to brokers for brokerage and research services provided:


  --------------------------------------------------------- ---------------------- -----------------------
                                                                 Portfolio         Brokerage Commissions
                                                                Transactions
                                                                  Amounts
  --------------------------------------------------------- ---------------------- -----------------------
   Delaware American Services Fund                                            %                       %
                                                            ---------         -    ---------          -
  --------------------------------------------------------- ---------------------- -----------------------
   Delaware Focused Growth Fund                                               %                       %
                                                            ---------         -    ---------          -
  --------------------------------------------------------- ---------------------- -----------------------
   Delaware Focused Value Fund                                                %                       %
                                                            ---------         -    ---------          -
  --------------------------------------------------------- ---------------------- -----------------------
   Delaware Technology and Innovation Fund                                    %                       %
                                                            ---------         -    ---------          -
  --------------------------------------------------------- ---------------------- -----------------------
   Delaware Trend Fund                                                        %                       %
                                                            ---------         -    ---------          -
  --------------------------------------------------------- ---------------------- -----------------------


         As provided in the Securities Exchange Act of 1934 (the "1934 Act") and the Funds' Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, each Fund believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to a Fund and to other funds in the Delaware Investments family. Subject to best execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

        The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order that receives allocation may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and Equity Funds III's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.


         Consistent with the NASD Regulation, Inc. ("NASD"(SM)), and subject to seeking best execution, a Fund may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Investments family, such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of the funds in the Delaware Investments family as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.


Portfolio Turnover


         In investing for capital appreciation, a Fund may hold securities for any period of time. It is anticipated that, given each Fund's investment objective, its annual portfolio turnover will exceed 100%. Delaware American Services Fund's and Delaware Focused Value Fund's portfolio turnover rate may exceed 300%. A turnover rate of 100% would occur, for example, if all the investments in a Fund's portfolio at the beginning of the year were replaced by the end of the year. The degree of portfolio activity will affect brokerage costs of a Fund and may affect taxes payable by the Fund's shareholders. Total brokerage costs generally increase with higher portfolio turnover rates. To the extent a Fund realizes gains on securities held for less than six months, such gains are taxable to the shareholder or to the Fund at ordinary income tax rates. The turnover rate also may be affected by cash requirements from redemptions and repurchases of Fund shares.


         The portfolio turnover rate of a Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less.

         During the past two fiscal years, the portfolio turnover rates for the Funds were as follows:


  ------------------------------------------------------ ----------------------- ----------------------
                                                                  2002                   2001
  ------------------------------------------------------ ----------------------- ----------------------
  Delaware American Services Fund(1)                                   %                 502%
                                                              ----------
  ------------------------------------------------------ ----------------------- ----------------------
  Delaware Focused Growth Fund(1)                                       %                 245%
                                                              ----------
  ------------------------------------------------------ ----------------------- ----------------------
  Delaware Focused Value Fund(1)                                       %                 237%
                                                              ----------
  ------------------------------------------------------ ----------------------- ----------------------
  Delaware Technology and Innovation Fund(1)                           %                 144%
                                                              ----------
  ------------------------------------------------------ ----------------------- ----------------------
  Delaware Trend Fund                                                  %                  50%
                                                              ----------
  ------------------------------------------------------ ----------------------- ----------------------

(1)       Commenced operations on December 29, 1999.

PURCHASING SHARES

         The Distributor serves as the national distributor for each Fund's shares and has agreed to use its best efforts to sell shares of each Fund. See the Prospectuses for information on how to invest. Shares of the Funds are offered on a continuous basis and may be purchased through authorized investment dealers or directly by contacting Equity Funds III or the Distributor.

         The minimum initial investment generally is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of such Classes generally must be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, directors and employees of any Delaware Investments fund, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Delaware Investments Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner Strategy selected. There are no minimum purchase requirements for the Institutional Classes, but certain eligibility requirements must be satisfied.

         Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. See Investment Plans for purchase limitations applicable to retirement plans. Equity Funds III will reject any purchase order for more than $250,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind, however, that reduced front-end sales charges apply to investments of $50,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

         Selling dealers are responsible for transmitting orders promptly. Equity Funds III reserves the right to reject any order for the purchase of its shares of any Fund if in the opinion of management such rejection is in the Fund's best interest. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. A Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Investments family. A Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

         A Fund reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, a Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

         A Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

         The NASDR(SM) has adopted amendments to its Conduct Rules, as amended, relating to investment company sales charges. Equity Funds III and the Distributor intend to operate in compliance with these rules.

         Class A Shares are purchased at the offering price which reflects a maximum front-end sales charge of 5.75%; however, lower front-end sales charges apply for larger purchases. See the table in the Fund Classes' Prospectuses. Absent applicable fees waivers, Class A Shares are also subject to annual 12b-1 Plan expenses for the life of the investment.

         Class B Shares are purchased at net asset value and are subject to a CDSC of: (i) 5% if shares are redeemed within one year of purchase; (ii) 4% if shares are redeemed during the second year after purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; and (v) 1% if shares are redeemed during the sixth year following purchase. Absent applicable fee waivers, Class B Shares are also subject to annual 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares, below.

         Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Absent applicable fee waivers, Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.

         Institutional Class shares are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge or 12b-1 Plan expenses.

         See Plans Under Rule 12b-1 for the Fund Classes under Purchasing Shares, and Determining Offering Price and Net Asset Value in this Part B.

         Class A Shares, Class B Shares, Class C Shares and Institutional Class shares represent a proportionate interest in a Fund's assets and will receive a proportionate interest in that Fund's income, before application, as to Class A, Class B and Class C Shares, of any expenses under that Fund's 12b-1 Plans.


         The Distributor has voluntarily elected to waive the payment of 12b-1 Plan expenses by Delaware American Services Fund, Delaware Focused Value Fund and Delaware Focused Growth Fund from the commencement of the public offering through February 28, 2002.


         The Board of Trustees of Equity Funds III has set the 12b-1 Plan fee payable by Class A Shares of Delaware Technology and Innovation Fund at 0.25% of average daily net assets.

         Certificates representing shares purchased are not ordinarily issued unless, in the case of Class A Shares or Institutional Class shares, a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares or in the case of any retirement plan account including self-directed IRAs. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor that is permitted to obtain a certificate may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by Equity Funds III for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact a Fund for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements -- Class A, Class B and Class C Shares

         The alternative purchase arrangements of Class A Shares, Class B Shares and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares, or to purchase either Class B or Class C Shares and have the entire initial purchase amount invested in a Fund with the investment thereafter subject to a CDSC and annual 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class B and Class C Shares are each subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Class B Shares will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares. Unlike Class B Shares, Class C Shares do not convert to another Class.

         The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each of the classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.


         For the distribution and related services provided to, and the expenses borne on behalf of, the Funds, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of Class B Shares and Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisors may receive different compensation for selling Class A Shares, Class B Shares and Class C Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See Plans Under Rule 12b-1 for the Fund Classes.


         Dividends, if any, paid on Class A Shares, Class B Shares and Class C Shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the additional amount of 12b-1 Plan expenses relating to Class B Shares and Class C Shares will be borne exclusively by such shares. See Determining Offering Price and Net Asset Value.

Class A Shares

         Purchases of $50,000 or more of Class A Shares at the offering price carry reduced front-end sales charges as shown in the table in the Fund Classes' Prospectuses, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Special Purchase Features - Class A Shares, below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

         From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Investments products and services and who increase sales of Delaware Investments funds may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Dealer's Commission


         As described in the Prospectuses, for initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisors through whom such purchases are effected.

         For accounts with assets over $1 million, the dealer commission resets annually to the highest incremental commission rate on the anniversary of the first purchase. In determining a financial advisor's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Investments funds as to which a Limited CDSC applies (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange) may be aggregated with those of the Class A Shares of a Fund. Financial advisors also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisors should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.


         An exchange from other Delaware Investments funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares

         Class B Shares and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth above, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C Shares of a Fund, even if those shares are later exchanged for shares of another Delaware Investments fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange. See Waiver of Contingent Deferred Sales Charge--Class B Shares and Class C Shares under Redemption and Exchange for a list of the instances in which the CDSC is waived.

         During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. At the end of approximately eight years after purchase, the investor's Class B Shares will be automatically converted into Class A Shares of same Fund. See Automatic Conversion of Class B Shares below. Such conversion will constitute a tax-free exchange for federal income tax purposes. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares.

         In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

         All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Deferred Sales Charge Alternative - Class B Shares

         Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 5% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for a Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

         Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in this Part B, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

Automatic Conversion of Class B Shares

         Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the 18th day or next business day of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.

         Class B Shares of a Fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of same Fund (or, in the case of Delaware Group Cash Reserve, the Delaware Cash Reserve Fund Consultant Class) pro-rata with Class B Shares of the Fund not acquired through dividend reinvestment.

         All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.

Level Sales Charge Alternative - Class C Shares

         Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

         Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Part B. See Redemption and Exchange.

Plans Under Rule 12b-1 for the Fund Classes

         Pursuant to Rule 12b-1 under the 1940 Act, Equity Funds III has adopted a separate 12b-1 Plan for each of Class A Shares, Class B Shares and Class C Shares of the Funds (the "Plans"). Each Plan permits the Funds to pay for certain distribution, promotional and related expenses involved in the marketing of only the Class of shares to which the Plan applies. The Plans do not apply to the Institutional Class of shares. Such shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of shares of Institutional Classes. Shareholders of Institutional Classes may not vote on matters affecting the Plans.

         The Plans permit a Fund, pursuant to its Distribution Agreement, to pay out of the assets of Class A Shares, Class B Shares and Class C Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time and paying distribution and maintenance fees to brokers, dealers and others. In connection with the promotion of shares of the Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning a Class and increase sales of the Class. In addition, a Fund may make payments from the 12b-1 Plan fees of its respective Classes directly to others, such as banks, who aid in the distribution of Class shares or provide services in respect of a Class, pursuant to service agreements with Equity Funds III. The Plan expenses relating to Class B Shares and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.


         The maximum aggregate fee payable by a Fund under the Plans, and a Fund's Distribution Agreement, is on an annual basis, up to 0.30% of average daily net assets of Class A Shares, and up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and Class C Shares' average daily net assets for the year. Equity Funds III's Board of Trustees may reduce these amounts at any time. The Distributor has elected voluntarily to waive all payments under the 12b-1 Plan for each Class of Delaware American Services Fund, Delaware Focused Value Fund and Delaware Focused Growth Fund through August 31, 2001. The Board of Trustees of Equity Funds III has set the 12b-1 Plan fee for Class A Shares of Delaware Technology and Innovation Fund at 0.25% of average daily net assets.

         As for the Delaware Trend Fund, effective June 1, 1992, the Board of Trustees has determined that the annual fee, payable on a monthly basis, for Class A Shares under its Plan will be equal to the sum of: (i) the amount obtained by multiplying 0.30% by the average daily net assets represented by Class A Shares that were acquired by shareholders on or after June 1, 1992, and
(ii) the amount obtained by multiplying 0.10% by the average daily net assets represented by Class A Shares that were acquired before June 1, 1992. While this is the method for calculating 12b-1 fees to be paid by Class A Shares, the fee is a Class expense so that all shareholders of that Class, regardless of when they purchased their shares, will bear 12b-1 expenses at the same per share rate. As Class A Shares are sold on or after June 1, 1992, the initial rate of at least 0.10% will increase over time. Thus, as the proportion of Class A Shares purchased on or after June 1, 1992 to Class A Shares outstanding prior to June 1, 1992 increases, the expenses attributable to payments under the Plan will also increase (but will not exceed 0.30% of average daily net assets). While this describes the current formula for calculating the fees which will be payable under the Plan, such Plan permits the Delaware Trend Fund to pay a full 0.30% on all the Delaware Trend Fund's Class A Shares' assets at any time.

         All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A Shares, Class B Shares and Class C Shares would be borne by such persons without any reimbursement from such Fund Classes. Subject to seeking best execution, a Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.

         From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

         The Plans and the Distribution Agreement have all been approved by the Board of Trustees of Equity Funds III, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of Equity Funds III and who have no direct or indirect financial interest in the Plans by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreement. Continuation of the Plans and the Distribution Agreement, as amended, must be approved annually by the Board of Trustees in the same manner as specified above.

        Each year, the trustees must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, Class A Shares, Class B Shares and Class C Shares of a Fund and that there is a reasonable likelihood of the Plan relating to a Class providing a benefit to that Class. The Plans and the Distribution Agreement, as amended, may be terminated with respect to a Class at any time without penalty by a majority of those trustees who are not "interested persons" or by a majority vote of the relevant Class' outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Class' outstanding voting securities, as well as by a majority vote of those trustees who are not "interested persons." With respect to each Class A Shares' Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of the Fund's B Class. Also, any other material amendment to the Plans must be approved by a majority vote of the trustees including a majority of the noninterested trustees of Equity Funds III having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of trustees who are not "interested persons" of Equity Funds III must be effected by the trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for their review.

        For the fiscal year ended June 30, 2002, 12b-1 Plan payments from Class A Shares, Class B Shares and Class C Shares of the Delaware American Services Fund, Delaware Technology and Innovation Fund and Delaware Trend Fund were as follow:

--------------------------------- ---------------- --------------- --------------- --------------- ---------------- ---------------
                                                                                       Delaware        Delaware          Delaware
                                                                                      Technology      Technology        Technology
                                     Delaware         Delaware        Delaware           and             and               and
                                     American         American        American        Innovation     Innovation         Innovation
                                   Services Fund   Services Fund    Services Fund        Fund            Fund              Fund
                                    A Class(1)       B Class(2)      C Class(2)       A Class(1)      B Class(1)       C Class(1)
--------------------------------- ---------------- --------------- ---------------- --------------- ---------------- ---------------
Advertising                               $                $               $                $               $                $
                                          -                -               -                -               -                -
--------------------------------- ---------------- --------------- ---------------- --------------- ---------------- ---------------
Annual/Semi Annual Reports                $                $               $                $               $                $
                                          -                -               -                -               -                -
--------------------------------- ---------------- --------------- ---------------- --------------- ---------------- ---------------
Broker Trails                             $                $               $                $               $                $
                                          -                -               -                -               -                -
--------------------------------- ---------------- --------------- ---------------- --------------- ---------------- ---------------
Broker Sales Charge                       $                $               $                $               $                $
                                          -                -               -                -               -                -
--------------------------------- ---------------- --------------- ---------------- --------------- ---------------- ---------------
Dealer Service Expenses                   $                $               $                $               $                $
                                          -                -               -                -               -                -
--------------------------------- ---------------- --------------- ---------------- --------------- ---------------- ---------------
Interest on Broker Sales Charge           $                $               $                $               $                $
                                          -                -               -                -               -                -
--------------------------------- ---------------- --------------- ---------------- --------------- ---------------- ---------------
Commissions to Wholesalers                $                $               $                $               $                $
                                          -                -               -                -               -                -
--------------------------------- ---------------- --------------- ---------------- --------------- ---------------- ---------------
Promotional-Broker Meetings               $                $               $                $               $                $
                                          -                -               -                -               -                -
--------------------------------- ---------------- --------------- ---------------- --------------- ---------------- ---------------
Promotion-Other                           $                $               $                $               $                $
                                          -                -               -                -               -                -
--------------------------------- ---------------- --------------- ---------------- --------------- ---------------- ---------------
Prospectus Printing                       $                $               $                $               $                $
                                          -                -               -                -               -                -
--------------------------------- ---------------- --------------- ---------------- --------------- ---------------- ---------------
Telephone                                 $                $               $                $               $                $
                                          -                -               -                -               -                -
--------------------------------- ---------------- --------------- ---------------- --------------- ---------------- ---------------
Wholesaler Expenses                       $                $               $                $               $                $
                                          -                -               -                -               -                -
--------------------------------- ---------------- --------------- ---------------- --------------- ---------------- ---------------
Other                                     $                $               $                $               $                $
                                          -                -               -                -               -                -
--------------------------------- ---------------- --------------- ---------------- --------------- ---------------- ---------------
Total                                     $                $               $                $               $                $
                                          -                -               -                -               -                -
--------------------------------- ---------------- --------------- ---------------- --------------- ---------------- ---------------


(1)       Commenced operations on December 29, 1999.
(2)      Commenced operations on February 28, 2001.

--------------------------------- ---------------- --------------- ----------------
                                  Delaware Trend   Delaware Trend  Delaware Trend
                                      Fund             Fund            Fund
                                     A Class          B Class         C Class
--------------------------------- ---------------- --------------- ----------------
Advertising                               $                $               $
                                          -                -               -
--------------------------------- ---------------- --------------- ----------------
Annual/Semi Annual Reports                $                $               $
                                          -                -               -
--------------------------------- ---------------- --------------- ----------------
Broker Trails                             $                $               $
                                          -                -               -
--------------------------------- ---------------- --------------- ----------------
Broker Sales Charge                       $                $               $
                                          -                -               -
--------------------------------- ---------------- --------------- ----------------
Dealer Service Expenses                   $                $               $
                                          -                -               -
--------------------------------- ---------------- --------------- ----------------
Interest on Broker Sales Charge           $                $               $
                                          -                -               -
--------------------------------- ---------------- --------------- ----------------
Commissions to Wholesalers                $                $               $
                                          -                -               -
--------------------------------- ---------------- --------------- ----------------
Promotional-Broker Meetings               $                $               $
                                          -                -               -
--------------------------------- ---------------- --------------- ----------------
Promotion-Other                           $                $               $
                                          -                -               -
--------------------------------- ---------------- --------------- ----------------
Prospectus Printing                       $                $               $
                                          -                -               -
--------------------------------- ---------------- --------------- ----------------
Telephone                                 $                $               $
                                          -                -               -
--------------------------------- ---------------- --------------- ----------------
Wholesaler Expenses                       $                $               $
                                          -                -               -
--------------------------------- ---------------- --------------- ----------------
Other                                     $                $               $
                                          -                -               -
--------------------------------- ---------------- --------------- ----------------
Total                                     $                $               $
                                          -                -               -
--------------------------------- ---------------- --------------- ----------------

         For the fiscal year ended June 30, 2002, 12b-1 Plan payments from Class A Shares of the Delaware Focused Growth Fund and Delaware Focused Value Fund were as follows. The 12b-1 Plan payments from Class B Shares and Class C Shares are not shown because they have not commenced operations.

--------------------------------- ---------------- ---------------
                                      Delaware         Delaware
                                      Focused           Focused
                                    Growth Fund       Value Fund
                                     A Class(1)       A Class(1)
--------------------------------- ---------------- ---------------
Advertising                               $                $
                                          -                -
--------------------------------- ---------------- ---------------
Annual/Semi Annual Reports                $                $
                                          -                -
--------------------------------- ---------------- ---------------
Broker Trails                             $                $
                                          -                -
--------------------------------- ---------------- ---------------
Broker Sales Charge                       $                $
                                          -                -
--------------------------------- ---------------- ---------------
Dealer Service Expenses                   $                $
                                          -                -
--------------------------------- ---------------- ---------------
Interest on Broker Sales Charge           $                $
                                          -                -
--------------------------------- ---------------- ---------------
Commissions to Wholesalers                $                $
                                          -                -
--------------------------------- ---------------- ---------------
Promotional-Broker Meetings               $                $
                                          -                -
--------------------------------- ---------------- ---------------
Promotion-Other                           $                $
                                          -                -
--------------------------------- ---------------- ---------------
Prospectus Printing                       $                $
                                          -                -
--------------------------------- ---------------- ---------------
Telephone                                 $                $
                                          -                -
--------------------------------- ---------------- ---------------
Wholesaler Expenses                       $                $
                                          -                -
--------------------------------- ---------------- ---------------
Other                                     $                $
                                          -                -
--------------------------------- ---------------- ---------------
Total                                     $                $
                                          -                -
--------------------------------- ---------------- ---------------

(1) Commenced operations on December 29, 1999.


Other Payments to Dealers - Class A Shares, Class B Shares and Class C Shares

         From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of Fund Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Investments Family of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of Delaware Investments fund shares.

Special Purchase Features - Class A Shares

Buying Class A Shares at Net Asset Value

         Class A Shares of a Fund may be purchased at net asset value under the Delaware Investments Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.


         Current and former officers, Trustees/Directors and employees of Equity Funds III, any other fund in the Delaware Investments family, the Manager or any of the Manager's current affiliates and those that may in the future be created, legal counsel to the funds and registered representatives, and employees of broker/dealers who have entered into Dealer's Agreements with the Distributor may purchase Class A Shares of a Fund and any such class of shares of any of the other funds in the Delaware Investments family, including any fund that may be created at net asset value per share. Family members (regardless of age) of such persons at their direction, and any employee benefit plan established by any of the foregoing funds, corporations, counsel or broker/dealers may also purchase shares at net asset value.


         Shareholders who own Class A shares of Delaware Cash Reserve Fund as a result of a liquidation of a fund in the Delaware Investments Family of Funds may exchange into Class A shares of another Fund at net asset value.

         Any class members included in the settlement of Blanke v. Lincoln National Corporation and Lincoln National Life Insurance Company may purchase Class A shares of the Delaware American Services Fund, Delaware Technology and Innovation Fund or Delaware Trend Fund at net asset value for a period of 90 days after the final settlement date. The initial purchase of such shares must be for an amount of at least $1,000 and must comply with the Amended Notice of Class Action, Proposed Settlement and Fairness Hearing. Class members may call 800 960-0366 to receive information regarding the settlement.

         Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of funds in the Delaware Investments family. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisors affiliated with a broker or dealer, if such broker, dealer or investment advisor has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Such purchasers are required to sign a letter stating that the purchase is for investment only and that the securities may not be resold except to the issuer. Such purchasers may also be required to sign or deliver such other documents as a Fund may reasonably require to establish eligibility for purchase at net asset value. Investors may be charged a fee when effecting transactions in Class A Shares through a broker or agent that offers these special investment products.


         Purchases of Class A Shares at net asset value may also be made by the following: financial institutions investing for the account of their trust customers if they are not eligible to purchase shares of the Institutional Class of a Fund; any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the Retirement Financial Services, Inc. (formerly known as Delaware Investment & Retirement Services, Inc.) proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of a fund in the Delaware Investments family and any stable value account available to investment advisory clients of the Manager or its affiliates; or
(ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a fund in the Delaware Investments family and such employer has properly represented in writing to Retirement Financial Services, Inc. that it has the requisite number of employees and received written confirmation back from Retirement Financial Services, Inc. See Group Investment Plans for information regarding the applicability of the Limited CDSC.

         Purchases of Class A Shares at net asset value may also be made by any group retirement plan (excluding defined benefit pension plans) that purchases shares through a retirement plan alliance program that requires shares to be available at net asset value, provided Retirement Financial Services, Inc. either is the sponsor of the alliance program or has a product participation agreement with the sponsor of the alliance program.

         Purchases of Class A Shares at net asset value may also be made by bank sponsored retirement plans that are no longer eligible to purchase Institutional Class Shares or purchase interests in a collective trust as a result of a change in distribution arrangements.

         Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a Fund account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

         Equity Funds III must be notified in advance that the trade qualifies for purchase at net asset value.

Allied Plans

         Class A Shares are available for purchase by participants in certain 401(k) Defined Contribution Plans ("Allied Plans") which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Investments funds ("eligible Delaware Investments fund shares"), as well as shares of designated classes of non-Delaware Investments funds ("eligible non-Delaware Investments fund shares"). Class B Shares and Class C Shares are not eligible for purchase by Allied Plans.

         With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Investments and eligible non-Delaware Investments fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Investments fund shares. See Combined Purchases Privilege, below.

         Participants in Allied Plans may exchange all or part of their eligible Delaware Investments fund shares for other eligible Delaware Investments fund shares or for eligible non-Delaware Investments fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Investments and non-Delaware Investments, which were not subject to a front end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Investments fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See Investing by Exchange.


         A dealer's commission may be payable on purchases of eligible Delaware Investments fund shares under an Allied Plan. In determining a financial advisor's eligibility for a dealer's commission on net asset value purchases of eligible Delaware Investments fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated. See Class A Shares.

         The Limited CDSC is applicable to redemptions of net asset value purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the Limited CDSC, as described under Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Investments and non-Delaware Investments fund shares. When eligible Delaware Investments fund shares are exchanged into eligible non-Delaware Investments fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial advisor or selling dealer. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.


Letter of Intention


         The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made by any such purchaser previously enumerated within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or Equity Funds III which provides for the holding in escrow by the Transfer Agent, of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all their shares of a Fund and of any class of any of the other mutual funds in Delaware Investments (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC other than shares of Delaware VIP Trust beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC) previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter. For purposes of satisfying an investor's obligation under a Letter of Intention, Class B Shares and Class C Shares of a Fund and the corresponding classes of shares of other funds in the Delaware Investments family which offer such shares may be aggregated with Class A Shares of the Fund and the corresponding class of shares of the other funds in the Delaware Investments family.

         Employers offering a Delaware Investments retirement plan may also complete a Letter of Intention to obtain a reduced front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Investments funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed Letter of Intention based on this acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of a Fund and other Delaware Investments funds which offer corresponding classes of shares may also be aggregated for this purpose.

Combined Purchases Privilege


         In determining the availability of the reduced front-end sales charge previously set forth with respect to Class A Shares, purchasers may combine the total amount of any combination of Class A Shares, Class B Shares and/or Class C Shares of the Funds, as well as shares of any other class of any of the other Delaware Investments funds (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware VIP Trust beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC). In addition, assets held by investment advisory clients of Delaware Investment Advisers, the Manager's affiliate, or any of the Manager's other affiliates in a stable value account may be combined with other Delaware Investments fund holdings.


         The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation


         In determining the availability of the reduced front-end sales charge with respect to the Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of a Fund, as well as shares of any other class of any of the other Delaware Investments funds which offer such classes (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware VIP Trust beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC). If, for example, any such purchaser has previously purchased and still holds Class A Shares and/or shares of any other of the classes described in the previous sentence with a value of $10,000 and subsequently purchases $40,000 at offering price of additional shares of Class A Shares, the charge applicable to the $10,000 purchase would currently be 4.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.

12-Month Reinvestment Privilege

         Holders of Class A Shares and Class B Shares of a Fund (and of the Institutional Class holding shares which were acquired through an exchange from one of the other mutual funds in the Delaware Investments family offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in the same Class of the Fund or in the same Class of any of the other funds in the Delaware Investments family. In the case of Class A Shares, the reinvestment will not be assessed a front-end sales charge and in the case of Class B Shares, the amount of the CDSC previously charged on the redemption will be reimbursed by the Distributor. The reinvestment will be subject to applicable eligibility and minimum purchase requirements and must be in states where shares of such other funds may be sold. This reinvestment privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Investments family, offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of Class C Shares.

         Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. In the case of Class B Shares, the time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions as well as the automatic conversion into Class A Shares.


         A redemption and reinvestment of Class B Shares could have income tax consequences. Shareholders will receive from the Distributor the amount of the CDSC paid at the time of redemption as part of the reinvested shares, which may be treated as a capital gain to the shareholder for tax purposes. It is recommended that a tax advisor be consulted with respect to such transactions.


         Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of the fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.


         Investors should consult their financial advisors or the Transfer Agent, which also serves as each Fund's shareholder servicing agent, about the applicability of the Class A Limited CDSC in connection with the features described above.


Group Investment Plans

         Group Investment Plans which are not eligible to purchase shares of the Institutional Classes may also benefit from the reduced front-end sales charges for investments in Class A Shares, based on total plan assets. If a company has more than one plan investing in the Delaware Investments Family of funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to the Fund in which the investment is being made at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to non-retirement Delaware Investments investment accounts if they so notify the Fund in which they are investing in connection with each purchase. See Retirement Plans for the Fund Classes under Investment Plans for information about Retirement Plans.

         The Limited CDSC is generally applicable to any redemptions of net asset value purchases made on behalf of a group retirement plan on which a dealer's commission has been paid only if such redemption is made pursuant to a withdrawal of the entire plan from a fund in the Delaware Investments family. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange. Notwithstanding the foregoing, the Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in connection with redemptions by certain group defined contribution retirement plans that purchase shares through a retirement plan alliance program which requires that shares will be available at net asset value, provided that Retirement Financial Services, Inc. either is the sponsor of the alliance program or has a product participation agreement with the sponsor of the alliance program that specifies that the Limited CDSC will be waived.

Institutional Class


         The Institutional Class of each Fund is available for purchase only by:
(a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the Manager, or its other affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment of the financial institution of a Rule 12b-1 Plan fee; and (e) registered investment advisors investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the advisor for investment purposes, but only if the advisor is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.


         Shares of the Institutional Classes are available for purchase at net asset value, without the imposition of a front-end or contingent deferred sales charge and are not subject to Rule 12b-1 expenses.


INVESTMENT PLANS

Reinvestment Plan/Open Account


         Unless otherwise designated by Fund Class shareholders of Delaware American Services Fund, Delaware Technology and Innovation Fund and Delaware Trend Fund, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Class in which an investor has an account (based on the net asset value in effect on the reinvestment date) and will be credited to the shareholder's account on that date. All dividends and distributions of the Fund Classes of Delaware Focused Growth Fund and Delaware Focused Value Fund and the Institutional Classes of each Fund are reinvested in the accounts of the holders of such shares (based on net asset value in effect on the reinvestment date). A confirmation of each dividend payment from net investment income and of distributions from realized securities profits, if any, will be mailed to shareholders in the first quarter of the fiscal year.


         Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the specific Fund and Class in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectuses and this Part B, are made for Class A Shares at the public offering price, and for Class B Shares, Class C Shares and Institutional Classes at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in Other Delaware Investments Family of Funds

         Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Class A Shares, Class B Shares and Class C Shares may automatically reinvest dividends and/or distributions in any of the mutual funds in Delaware Investments, including a Fund, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of the fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

         Subject to the following limitations, dividends and/or distributions from other funds in Delaware Investments may be invested in shares of the Funds, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares. Dividends from Class B Shares may only be directed to other Class B Shares and dividends from Class C Shares may only be directed to other Class C Shares.

         Capital gains and/or dividend distributions for participants in the following retirement plans are automatically reinvested into the same Delaware Investments fund in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Investing by Exchange

         If you have an investment in another mutual fund in the Delaware Investments family, you may write and authorize an exchange of part or all of your investment into shares of a Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in a fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privileges.

         Holders of Class A Shares of a Fund may exchange all or part of their shares for certain of the shares of other funds in the Delaware Investments family, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares or Class C Shares of the Fund or of any other fund in the Delaware Investments family. Holders of Class B Shares of a Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Investments funds. Similarly, holders of Class C Shares of a Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Investments funds. Class B Shares of a Fund and Class C Shares of a Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of a Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of the same Fund.

         Permissible exchanges into Class A Shares of a Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of a Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

Investing by Electronic Fund Transfer

         Direct Deposit Purchase Plan--Investors may arrange for any Fund to accept for investment in Class A Shares, Class B Shares or Class C Shares, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

         Automatic Investing Plan--Shareholders of Class A Shares, Class B Shares and Class C Shares may make automatic investments by authorizing, in advance, monthly or quarterly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

                                      * * *

         Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

         Payments to a Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, a Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

Direct Deposit Purchases by Mail

         Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund account. A Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact Equity Funds III for proper instructions.

MoneyLine(SM) On Demand

         You or your investment dealer may request purchases of the Delaware American Services Fund, Delaware Technology and Innovation Fund and Delaware Trend Fund shares by phone using MoneyLineSM On Demand. When you authorize the Fund to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLineSM On Demand transactions.

         It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for this service; however, your bank may charge a fee.

Wealth Builder Option

         Shareholders can use the Wealth Builder Option to invest in the Fund Classes through regular liquidations of shares in their accounts in other mutual funds in the Delaware Investments family. Shareholders of the Fund Classes may elect to invest in one or more of the other mutual funds in Delaware Investments family through the Wealth Builder Option. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above.

         Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Investments family, subject to the conditions and limitations set forth in the Fund Classes' Prospectuses. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

         Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Redemption and Exchange for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans. This option also is not available to shareholders of the Institutional Class.

Asset Planner


         To invest in Delaware Investments funds using the Asset Planner asset allocation service, you should complete an Asset Planner Account Registration Form, which is available only from a financial advisor or investment dealer. Effective September 1, 1997, the Asset Planner Service is only available to financial advisors or investment dealers who have previously used this service. The Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Investments funds. With the help of a financial advisor, you may also design a customized asset allocation strategy.


         The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Investments accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange. Also see Buying Class A Shares at Net Asset Value. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B and Class C Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of a Fund and of other funds in the Delaware Investments family may be used in the same Strategy with consultant class shares that are offered by certain other Delaware Investments funds.

         An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number. Investors will receive a customized quarterly Strategy Report summarizing all Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

         Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

Retirement Plans for the Fund Classes

         An investment in a Fund may be suitable for tax-deferred retirement plans. Delaware Investments offers a full spectrum of retirement plans, including the 401(k) Defined Contribution Plan, Individual Retirement Account ("IRA") and the new Roth IRA and Education IRA.

         Among the retirement plans that Delaware Investments offers, Class B Shares are available only by Individual Retirement Accounts, SIMPLE IRAs, Roth IRAs, Education IRAs, Simplified Employee Pension Plans, Salary Reduction Simplified Employee Pension Plans, and 403(b)(7) and 457 Deferred Compensation Plans. The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange for a list of the instances in which the CDSC is waived.

         Purchases of Class B Shares are subject to a maximum purchase limitation of $250,000 for retirement plans. Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.

         Minimum investment limitations generally applicable to other investors do not apply to retirement plans other than Individual Retirement Accounts, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such Plans.

         Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase shares of the Institutional Class shares. See Institutional Classes, above. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center telephone number.

         It is advisable for an investor considering any one of the retirement plans described below to consult with an attorney, accountant or a qualified retirement plan consultant. For further details, including applications for any of these plans, contact your investment dealer or the Distributor.

         Taxable distributions from the retirement plans described below may be subject to withholding.

         Please contact your investment dealer or the Distributor for the special application forms required for the Plans described below.

Prototype Profit Sharing or Money Purchase Pension Plans

         Prototype Plans are available for self-employed individuals, partnerships, corporations and other eligible forms of organizations. These plans can be maintained as Section 401(k), profit sharing or money purchase pension plans. Contributions may be invested only in Class A Shares and Class C Shares.

Individual Retirement Account ("IRA")

         A document is available for an individual who wants to establish an IRA and make contributions which may be tax-deductible, even if the individual is already participating in an employer-sponsored retirement plan. Even if contributions are not deductible for tax purposes, as indicated below, earnings will be tax-deferred. In addition, an individual may make contributions on behalf of a spouse who has no compensation for the year; however, participation may be restricted based on certain income limits.

IRA Disclosures

         The Taxpayer Relief Act of 1997 provides new opportunities for investors. Individuals have five types of tax-favored IRA accounts that can be utilized depending on the individual's circumstances. A new Roth IRA and Education IRA are available in addition to the existing deductible IRA and non-deductible IRA.

Deductible and Non-deductible IRAs


         An individual can contribute up to $2,000 in his or her IRA through 2001. Contributions may or may not be deductible depending upon the taxpayer's adjusted gross income ("AGI") and whether the taxpayer is an active participant in an employer sponsored retirement plan.

         In June of 2001, The Economic Growth and Tax Relief Reconciliation Act of 2001 was signed into law and makes significant changes to the annual contribution limits. The current amount of $2,000 will rise to $5,000 in 2008 with annual inflation adjustments thereafter. Individuals who have attained age 50 by the end of the calendar year will be eligible to make additional "catch-up" contributions of $500 for 2002 through 2005, and $1,000 beginning in 2006.

        The annual contribution limits through 2008 are as follows:

   -------------------------- ------------------------- ------------------------
        Calendar Year               Under Age 50           Age 50 and Above
   -------------------------- ------------------------- ------------------------
          2002-2004                    $3,000                   $3,500
   -------------------------- ------------------------- ------------------------
             2005                      $4,000                   $4,500
   -------------------------- ------------------------- ------------------------
          2006-2007                    $4,000                   $5,000
   -------------------------- ------------------------- ------------------------
             2008                      $5,000                   $6,000
   -------------------------- ------------------------- ------------------------

         Even if a taxpayer is an active participant in an employer sponsored retirement plan, the full $2,000 is still available if the taxpayer's AGI is below $34,000 ($54,000 for taxpayers filing joint returns) for tax years beginning in 2001. A partial deduction is allowed for married couples with income between $54,000 and $64,000, and for single individuals with incomes between $34,000 and $44,000. These income phase-out limits are annually increased until they reach $80,000-$100,000 in 2007 for joint filers and $50,000-$60,000 in 2005 for single filers. No deductions are available for contributions to IRAs by taxpayers whose AGI after IRA deductions exceeds the maximum income limit established for each year and who are active participants in an employer sponsored retirement plan.


         Taxpayers who are not allowed deductions on IRA contributions still can make non-deductible IRA contributions of as much as $2,000 for each working spouse and defer taxes on interest or other earnings from the IRAs.


         Under the law, a married individual is not considered an active participant in an employer sponsored retirement plan merely because the individual's spouse is an active participant if the couple's combined AGI is below $150,000. The maximum deductible IRA contribution for a married individual who is not an active participant, but whose spouse is, is phased out for combined AGI between $150,000 and $160,000.


Conduit (Rollover) IRAs


        Certain individuals who have received or are about to receive eligible rollover distributions from an employer-sponsored retirement plan or another IRA may rollover the distribution tax-free to a Conduit IRA. The rollover of the eligible distribution must be completed by the 60th day after receipt of the distribution.

         A distribution qualifies as an "eligible rollover distribution" if it is made from a qualified retirement plan, a 403(b) plan or another IRA and does not constitute one of the following:

         (1) Substantially equal periodic payments over the employee's life or life expectancy or the joint lives or life expectancies of the employee and his/her designated beneficiary;

         (2) Substantially equal installment payments for a period certain of 10 or more years;

         (3) A distribution, all of which represents a required minimum distribution after attaining age 70 1/2;

         (4) A distribution due to a Qualified Domestic Relations Order to an alternate payee who is not the spouse (or former spouse) of the employee; and

         (5) A distribution of after-tax contributions which is not includable in income.

Roth IRAs

         For taxable years beginning after December 31, 1997, non-deductible contributions of up to $2,000 per year can be made to a new Roth IRA. As a result of the Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Act"), the $2,000 annual limit will not be reduced by any contributions to a deductible or nondeductible IRA for the same year. The maximum contribution that can be made to a Roth IRA is phased out for single filers with AGI between $95,000 and $110,000, and for couples filing jointly with AGI between $150,000 and $160,000. Qualified distributions from a Roth IRA would be exempt from federal taxes. Qualified distributions are distributions (1) made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA and (2) that are (a) made on or after the date on which the individual attains age 59 1/2, (b) made to a beneficiary on or after the death of the individual, (c) attributed to the individual being disabled, or (d) for a qualified special purpose (e.g., first time homebuyer expenses).

         Distributions that are not qualified distributions would always be tax-free if the taxpayer is withdrawing contributions, not accumulated earnings.


         Taxpayers with AGI of $100,000 or less are eligible to convert an existing IRA (deductible, nondeductible and conduit) to a Roth IRA. Earnings and previous deducted contributions held in the IRA are subject to a tax upon conversion; however, no 10% excise tax for early withdrawal would apply.


Education IRAs


         For taxable years beginning after December 31, 1997, an Education IRA has been created exclusively for the purpose of paying qualified higher education expenses. Taxpayers can make non-deductible contributions up to $500 per year per beneficiary through 2001.

         Beginning in 2002, the annual contribution that can be made for each designated beneficiary will be increased to $2,000 and qualifying expenses will no longer be limited to those related to higher education.

        Elementary (including kindergarten) and secondary public, private or religious school tuition expenses will now qualify. The new law specifically permits as elementary and secondary school expenses academic tutoring; certain computer technology; and expenses for uniforms, transportation and extended day programs.

        The $500 annual limit is in addition to the $2,000 annual contribution limit applicable to IRAs and Roth IRAs. Eligible contributions must be in cash and made prior to the date the beneficiary reaches age 18. Similar to the Roth IRA, earnings would accumulate tax-free. There is no requirement that the contributor be related to the beneficiary, and there is no limit on the number of beneficiaries for whom one contributor can establish Education IRAs. In addition, multiple Education IRAs can be created for the same beneficiary, however, the contribution limit of all contributions for a single beneficiary cannot exceed the annual limit.

         Through 2001, the $500 annual contribution limit for Education IRAs is phased out ratably for single contributors with modified AGI greater than $95,000 and less than $110,000, and for couples filing jointly with modified AGI greater than $150,000 and less than $160,000. Beginning in 2002, the modified AGI limit increases for couple filing jointly to $190,000 for a full contribution through $220,000 for a partial contribution. Individuals with modified AGI above the phase-out range are not allowed to make contributions to an Education IRA established on behalf of any other individual.


         Distributions from an Education IRA are excludable from gross income to the extent that the distribution does not exceed qualified higher education expenses incurred by the beneficiary during the year the distribution is made regardless of whether the beneficiary is enrolled at an eligible educational institution on a full-time, half-time, or less than half-time basis.


         Any balance remaining in an Education IRA at the time a beneficiary becomes 30 years old must be distributed, and the earnings portion of such a distribution will be includable in gross income of the beneficiary and subject to an additional 10% penalty tax if the distribution is not for qualified higher education expenses. Generally, tax-free (and penalty-free) transfers and rollovers of account balances from one Education IRA benefiting one beneficiary to another Education IRA benefiting a different beneficiary (as well as redesignations of the named beneficiary) are permitted, provided that the new beneficiary is a member of the family of the old beneficiary and that the transfer or rollover is made before the time the old beneficiary reaches age 30 and the new beneficiary reaches age 18.


Group IRAs and Group Roth IRAs

         A company or association may establish a Group IRA or Group Roth IRA for employees or members who want to purchase shares of a Fund.

         Investments generally must be held in the IRA until age 59 1/2 in order to avoid premature distribution penalties, but distributions generally must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Individuals are entitled to revoke the account, for any reason and without penalty, by mailing written notice of revocation to Delaware Management Trust Company within seven days after the receipt of the IRA Disclosure Statement or within seven days after the establishment of the IRA, except, if the IRA is established more than seven days after receipt of the IRA Disclosure Statement, the account may not be revoked. Distributions from the account (except for the pro-rata portion of any nondeductible contributions) are fully taxable as ordinary income in the year received. Excess contributions removed after the tax filing deadline, plus extensions, for the year in which the excess contributions were made are subject to a 6% excise tax on the amount of excess. Premature distributions (distributions made before age 59 1/2, except for death, disability and certain other limited circumstances) will be subject to a 10% excise tax on the amount prematurely distributed, in addition to the income tax resulting from the distribution. For information concerning the applicability of a CDSC upon redemption of Class B Shares and Class C Shares, see Contingent Deferred Sales Charge - Class B Shares and Class C Shares.

         Effective January 1, 1997, the 10% premature distribution penalty will not apply to distributions from an IRA that are used to pay medical expenses in excess of 7.5% of adjusted gross income or to pay health insurance premiums by an individual who has received unemployment compensation for 12 consecutive weeks. In addition, effective January 1, 1998, the new law allows for premature distribution without a 10% penalty if (i) the amounts are used to pay qualified higher education expenses (including graduate level courses) of the taxpayer, the taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse, or (ii) used to pay acquisition costs of a principle residence for the purchase of a first-time home by the taxpayer, taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse. A qualified first-time homebuyer is someone who has had no ownership interest in a residence during the past two years. The aggregate amount of distribution for first-time home purchases cannot exceed a lifetime cap of $10,000.

Simplified Employee Pension Plan ("SEP/IRA")

         A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Classes are available for investment by a SEP/IRA.

Salary Reduction Simplified Employee Pension Plan ("SAR/SEP")

         Although new SAR/SEP plans may not be established after December 31, 1996, existing plans may continue to be maintained by employers having 25 or fewer employees. An employer may elect to make additional contributions to such existing plans.

Prototype 401(k) Defined Contribution Plan

         Section 401(k) of the Code permits employers to establish qualified plans based on salary deferral contributions. Effective January 1, 1997, non-governmental tax-exempt organizations may establish 401(k) plans. Plan documents are available to enable employers to establish a plan. An employer may also elect to make profit sharing contributions and/or matching contributions with investments in only Class A Shares and Class C Shares or certain other funds in the Delaware Investments family. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table the Prospectuses for the Fund Classes.

Deferred Compensation Plan for Public Schools and Non-Profit Organizations ("403(b)(7)")

         Section 403(b)(7) of the Code permits public school systems and certain non-profit organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements for their employees. A custodial account agreement is available for those employers who wish to purchase shares of any of the Classes in conjunction with such an arrangement. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table the Prospectuses for the Fund Classes.

Deferred Compensation Plan for State and Local Government Employees ("457")

         Section 457 of the Code permits state and local governments, their agencies and certain other entities to establish a deferred compensation plan for their employees who wish to participate. This enables employees to defer a portion of their salaries and any federal (and possibly state) taxes thereon. Such plans may invest in shares of a Fund. Although investors may use their own plan, there is available a Delaware Investments 457 Deferred Compensation Plan. Interested investors should contact the Distributor or their investment dealers to obtain further information. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table in the Prospectuses for the Fund Classes.

SIMPLE IRA

         A SIMPLE IRA combines many of the features of an IRA and a 401(k) Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis. A SIMPLE IRA is available only to plan sponsors with 100 or fewer employees.

SIMPLE 401(k)

         A SIMPLE 401(k) is like a regular 401(k) except that it is available only to plan sponsors 100 or fewer employees and, in exchange for mandatory plan sponsor contributions, discrimination testing is no longer required. Class B Shares are not available for purchase by such plans.


DETERMINING OFFERING PRICE AND NET ASSET VALUE

         Orders for purchases of Class A Shares are effected at the offering price next calculated after receipt of the order by a Fund, its agent or certain other authorized persons. See Distribution and Service under Investment Management Agreement. Orders for purchases of Class B Shares, Class C Shares and Institutional Class shares are effected at the net asset value per share next calculated after receipt of the order by a Fund, its agent or certain other authorized persons. Selling dealers are responsible for transmitting orders promptly.

         The offering price for Class A Shares consists of the net asset value per share plus any applicable sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for days when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

         An example showing how to calculate the net asset value per share and, in the case of Class A Shares, the offering price per share, are included in a Fund's financial statements which are incorporated by reference into this Part B.

         A Fund's net asset value per share is computed by adding the value of all the securities and other assets in a Fund's portfolio, deducting any liabilities of the Fund, and dividing by the number of Fund shares outstanding. Expenses and fees are accrued daily. In determining a Fund's total net assets, portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are valued at the last sale price on that exchange. Exchange traded options are valued at the last reported sale price or, if no sales are reported, at the mean between bid and asked prices. Non-exchange traded options are valued at fair value using a mathematical model. Futures contracts are valued at their daily quoted settlement price. Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these currencies against the U.S. dollar, as provided by an independent pricing service. Use of a pricing service has been approved by the Board of Trustees. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. For all other securities, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

         Each Class of a Fund will bear, pro-rata, all of the common expenses of the Fund. The net asset values of all outstanding shares of each Class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that Class. All income earned and expenses incurred by a Fund, will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in the Fund represented by the value of shares of such Classes, except that Institutional Class will not incur any of the expenses under Equity Funds III's 12b-1 Plans and Class A Shares, Class B Shares and Class C Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each Class, the net asset value of each Class of a Fund will vary.


REDEMPTION AND EXCHANGE

         You can redeem or exchange your shares in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in other equity funds, tax-advantaged funds, bond funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of each fund. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. An exchange constitutes, for tax purposes, the sale of one fund and the purchase of another. The sale may involve a capital gain or loss to the shareholder for federal income tax purposes. You may want to consult your financial advisor or investment dealer to discuss which funds in Delaware Investments will best meet your changing objectives, and the consequences of any exchange transaction. You may also call the Delaware Investments directly for fund information.

         Your shares will be redeemed or exchanged at a price based on the net asset value next determined after a Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. See the Prospectuses. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, a Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

         Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. Each Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

         In addition to redemption of Fund shares, the Distributor, acting as agent of the Funds, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by a Fund, its agent, or certain authorized persons, subject to applicable CDSC or Limited CDSC. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. The Funds and the Distributor end their business days at 5 p.m., Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.

         Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

         Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order by a Fund or certain other authorized persons (see Distribution and Service under Investment Management Agreement); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

         Each Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. A Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

         If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund involved will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to the Fund or to the Distributor.

         In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for a Fund fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, the Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

         Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, Equity Funds III has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which a Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Fund during any 90-day period for any one shareholder.

         The value of a Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to a Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

         Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value, below. Class B Shares are subject to a CDSC of: (i) 5% if shares are redeemed within one year of purchase; (ii) 4% if shares are redeemed during the second year after purchase (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; and (v) 1% if shares are redeemed during the sixth year following purchase. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Purchasing Shares. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which, in the case of the Fund Classes, there may be a bank wiring cost, neither the Funds nor the Distributor charge a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

         Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in the Delaware Investments (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Part B and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of Class B Shares from a Fund, the Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of a Fund for a longer period of time than if the investment in New Shares were made directly.

Written Redemption


         You can write to a Fund at 2005 Market Street, Philadelphia, PA 19103-7094 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $100,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Funds require a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a Securities Transfer Association Medallion Program ("STAMP"). A Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. A Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.


         Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares or Institutional Class shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares and Institutional Class shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.

Written Exchange


         You may also write to a Fund (at 2005 Market Street, Philadelphia, PA 19103-7094) to request an exchange of any or all of your shares into another mutual fund in Delaware Investments, subject to the same conditions and limitations as other exchanges noted above.


Telephone Redemption and Exchange

         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares or Institutional Class shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

         The Telephone Redemption - Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you have your account in writing that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach a Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither the Funds nor their Transfer Agent are responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, a Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by the Fund Classes are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record

         The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $100,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank

         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account. A bank wire fee may be deducted from Fund Class redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

Telephone Exchange

         The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in Delaware Investments under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

         The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Investments family. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and the Funds reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

MoneyLine(SM) On Demand

         You or your investment dealer may request redemptions of the Delaware American Services Fund, Delaware Technology and Innovation Fund and Delaware Trend Fund shares by phone using MoneyLine(SM) On Demand. When you authorize the Fund to accept such requests from you or your investment dealer, funds will be deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions. See MoneyLine(SM) On Demand under Investment Plans.

Timing Accounts

         Right to Refuse Timing Accounts - With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), the Funds will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Investments funds from Timing Firms. The Funds reserve the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, or (ii) makes more than two exchanges out of the Fund per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

         Redemptions of Timing Accounts - Proceeds from redemptions requested by Timing Accounts will be paid only by check. Redemption proceeds from these accounts will not be wired to shareholder bank accounts. Such checks will be sent no later than seven days after receipt of a redemption request in good order.

         Restrictions on Timed Exchanges - Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight Delaware Investments funds: (1) Delaware Decatur Equity Income Fund, (2) Delaware Growth and Income Fund, (3) Delaware Balanced Fund, (4) Delaware Limited-Term Government Fund, (5) Delaware Tax-Free USA Fund, (6) Delaware Cash Reserve Fund, (7) Delaware Delchester Fund and (8) Delaware Tax-Free Pennsylvania Fund. No other Delaware Investments funds are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Investments funds not listed above may not be reinvested back into that Timing Account. Each Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a time pattern (as described above).

         Each Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Fund and therefore may be refused.

         Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

Systematic Withdrawal Plans

         Shareholders of Class A Shares, Class B Shares and Class C Shares of the Delaware American Services Fund, Delaware Technology and Innovation Fund and Delaware Trend Fund who own or purchase $5,000 or more of shares at the offering price, or net asset value, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Fund does not recommend any specific amount of withdrawal. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. This $5,000 minimum does not apply for the Fund's prototype retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

         Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market. Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

         The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

         Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in the Fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is a participant in one of our retirement plans or is investing in Delaware Investments funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. The applicable Limited CDSC for Class A Shares and CDSC for Class B and C Shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subjected to the applicable contingent deferred sales charge, including an assessment for previously redeemed amounts under the Plan. Whether a waiver of the contingent deferred sales charge is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a contingent deferred sales charge because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. See Waiver of Contingent Deferred Sales Charges, below.

         An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

         Systematic Withdrawal Plan payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLineSM Direct Deposit Service. Your funds will normally be credited to your bank account up to four business days after the payment date. There are no separate fees for this redemption method. It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for any this service; however, your bank may charge a fee. This service is not available for retirement plans.

         The Systematic Withdrawal Plan is not available for the Institutional Classes of the Funds or the Fund Classes of the Delaware Focused Growth Fund and Delaware Focused Value Fund. Shareholders should consult with their financial advisors to determine whether a Systematic Withdrawal Plan would be suitable for them.


Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value

         For purchases of $1,000,000 or more made on or after July 1, 1998, a Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) according to the following schedule: (1) 1.00% if shares are redeemed during the first year after the purchase; and (2) 0.50% if such shares are redeemed during the second year after the purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission described above.

         The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the net asset value at the time of purchase of the Class A Shares being redeemed or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Investments fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

         Redemptions of such Class A Shares held for more than two years will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Investments fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the two-year holding period. The Limited CDSC is assessed if such two year period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of a Fund or Class A Shares acquired in the exchange.

         In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Waivers of Contingent Deferred Sales Charges

Waiver of Limited Contingent Deferred Sales Charge - Class A Shares

         The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions to participants from a retirement plan qualified under section 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), or due to death of a participant in such a plan; (iii) redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under section 401(a) or 401(k) of the Code with respect to that retirement plan; (iv) periodic distributions from an IRA, SIMPLE IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability, or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (v) returns of excess contributions to an IRA;
(vi) distributions by other employee benefit plans to pay benefits; (vii) distributions described in (ii), (iv), and (vi) above pursuant to a systematic withdrawal plan; (viii) distributions from an account if the redemption results from a death of a registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed; (ix) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase; and (x) redemptions by certain group defined contribution retirement plans that purchase shares through a retirement plan alliance program which requires that shares will be available at net asset value, provided that, Retirement Financial Services, Inc. either is the sponsor of the alliance program or has a product participation agreement with the sponsor of the alliance program that specifies that the Limited CDSC will be waived (see Buying Class A Shares at Net Asset Value under Purchasing Shares).

Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares

         The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan; (iii) periodic distributions from an IRA, SIMPLE IRA, SAR/SEP, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; and (iv) distributions from an account if the redemption results from the death of a registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in
Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

         The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan, or 401(k) Defined Contribution plan; (iii) periodic distributions from a 403(b)(7) or 457 Deferred Compensation Plan upon attainment of age 59 1/2, Profit Sharing Plan, Money Purchase Plan, 401(k) Defined Contribution Plan upon attainment of age 70 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (iv) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, or 401(k) Defined Contribution Plan, under hardship provisions of the plan; (v) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or a 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) periodic distributions from an IRA or SIMPLE IRA on or after attainment of age 59 1/2; and (vii) distributions from an account if the redemption results from the death of a registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

                                      * * *

         In addition, the CDSC will be waived on the Delaware American Services, Delaware Technology and Innovation and Delaware Trend Fund's Class A Shares, Class B Shares and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established.

DIVIDENDS AND REALIZED SECURITIES PROFITS DISTRIBUTIONS


         Each of Delaware American Services Fund, Delaware Focused Growth Fund, Delaware Focused Value Fund, Delaware Technology and Innovation Fund and Delaware Trend Fund will make payments from its net investment income and net realized securities profits, if any, twice a year. The first payment would be made during the first quarter of the next fiscal year. The second payment would be made near the end of the calendar year to comply with certain requirements of the Code.


         All dividends and any capital gains distributions will be automatically reinvested for the shareholder in additional shares of the same Class at net asset value, unless in the case of the Fund Classes of the Delaware American Services Fund, Delaware Technology and Innovation Fund and Delaware Trend Fund a shareholder requests in writing that such dividends and/or distributions be paid in cash. Dividend payments of $1.00 or less will automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have file a new election in order begin receiving dividends in cash again. If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLineSM Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. This service is not available for certain retirement plans. It may take up to four business days for the transactions to be completed. You can initiate either service by completing an Account Services form. If your name and address on your designated bank account are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for any MoneyLineSM Service; however, your bank may charge a fee. Please call the Shareholder Service Center for additional information about these services.

         Each Class of shares of a Fund will share proportionately in the investment income and expenses of the Fund, except that Class A Shares, Class B Shares and Class C Shares alone will incur distribution fees under their respective 12b-1 Plans.

         Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. A Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the United States Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.


TAXES

         It is each Fund's policy to pay out substantially all net investment income and net realized gains to shareholders to relieve itself of federal income tax liability on that portion of its income paid to shareholders under Subchapter M of the Code. Such distributions are taxable as ordinary income or capital gain to those shareholders who are liable for federal income tax. Each Fund also intends to meet the calendar year distribution requirements imposed by the Code to avoid the imposition of a 4% excise tax.

         A Fund may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by a Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to a Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions) and /or defer a Fund's ability to recognize a loss, and, in limited cases, subject a Fund to U.S. federal income tax on income from certain foreign securities. These rules could therefore affect the amount, timing or character of the income distributed to you by a Fund.

         Dividends representing net investment income (e.g., dividends and interest less expenses incurred in the operation of a Fund) or net short-term capital gains are taxable to shareholders as ordinary income. Distributions from net long-term capital gains, if any, are taxable as long-term capital gain regardless of the length of time an investor has held such shares, and these gains are currently taxed at long-term capital gain rates. The tax status of dividends and distributions will not be affected by whether they are paid in cash or in additional shares.

         A portion of these distributions may be eligible for the dividends-received deduction for corporations. The portion of dividends, if any, paid by a Fund that so qualifies will be designated each year in a notice mailed to the Fund's shareholders, and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Fund if the Fund was a regular corporation. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. The amount that a Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period, then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. Advice as to the tax status of each year's dividends and distributions, when paid, will be mailed annually. For the fiscal year ended June 30, 2001, Delaware American Services Fund had dividends from net investment income that qualified for the dividends-received deduction for corporations.


         If the net asset value of shares were reduced below a shareholder's cost by distribution of gain realized on sale of securities, such distribution would be a return of investment though taxable as stated above. The Funds' portfolio securities had an unrealized appreciation or unrealized depreciation for tax purposes for the fiscal year ended June 30, 2002 as follows:

------------------------------------------- ------------------------------------
                                               Fiscal Year Ended June 30, 2002
------------------------------------------- ------------------------------------
Delaware American Services Fund                               $
                                                               -
------------------------------------------- ------------------------------------
Delaware Focused Growth Fund                                  $
------------------------------------------- ------------------------------------
Delaware Focused Value Fund                                   $
------------------------------------------- ------------------------------------
Delaware Technology and Innovation Fund                       $
------------------------------------------- ------------------------------------
Delaware Trend Fund                                           $
                                                               -
------------------------------------------- ------------------------------------


         Prior to purchasing shares of a Fund, you should carefully consider the impact of dividends or realized securities profits distributions which have been declared but not paid. Any such dividends or realized securities profits distributions paid shortly after a purchase of shares by an investor will have the effect of reducing the per share net asset value of such shares by the amount of the dividends or realized securities profits distributions. All or a portion of such dividends or realized securities profits distributions, although in effect a return of capital, are subject to taxes which may be at ordinary income tax rates. The purchase of shares just prior to the ex-dividend date has an adverse effect for income tax purposes.

         A Fund will inform its shareholders of the amount of their income dividends and capital gain distributions, and will advise them of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not owned your Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in a Fund. Distributions declared in December but paid in January are taxable to you as if paid in December.

         Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different Delaware Investments fund, the IRS requires you to report any gain or loss on your redemption or exchange. If you hold your shares as a capital asset, any gain or loss that you realize is a capital gain or loss and is long-term or short-term, generally depending on how long you have owned your shares.

         Any loss incurred on the redemption or exchange of shares held for six months or less is treated as long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund on those shares.

         All or any portion of any loss that you realize on the redemption of your Fund shares is disallowed to the extent that you buy other shares in a Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

         If you redeem some or all of your shares in a Fund, and then reinvest the redemption proceeds in a Fund or in another Delaware Investments fund within 90 days of buying the original shares, the sales charge that would otherwise apply to your reinvestment may be reduced or eliminated. In reporting any gain or loss in your redemption, all or a portion of the sales charge that you paid on your original shares in a Fund is excluded from your tax basis in the shares sold and added to your tax basis for the new shares.

         Each Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as ordinary income dividends to the extent of the Fund's earnings and profits.

         In order to qualify as a regulated investment company for federal income tax purposes, a Fund must meet certain specific requirements, including:

                  (i) A Fund must maintain a diversified portfolio of securities, wherein no security (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Fund's total assets, and, with respect to 50% of the Fund's total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Fund's total assets or 10% of the outstanding voting securities of the issuer;

                  (ii) A Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of stocks, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; and

                  (iii) A Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

         The Code requires each Fund to distribute at least 98% of its taxable ordinary income earned during the calendar year, 98% of its capital gain net income earned during the 12 month period ending October 31 and 100% of an undistributed amount from the prior year to shareholders by December 31 of each year in order to avoid federal excise tax. Each Fund intends as a matter of policy to declare and pay sufficient dividends in December or January (which are treated by shareholders as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

         When a Fund holds an option or contract which substantially diminishes the risk of loss with respect to another position of the Fund (as might occur in some hedging transactions), this combination of positions could be treated as a "straddle" for tax purposes, possibly resulting in deferral of losses, adjustments in the holding periods and conversion of short-term capital losses into long-term capital losses.

         Under rules relating to "Constructive Sale Transactions", a Fund must recognize gain (but not loss) on any constructive sale of an appreciated financial position in stock, a partnership interest or certain debt instruments. A Fund generally will be treated as making a constructive sale when it: 1) enters into a short sale on the same or substantially identical property; 2) enters into an offsetting notional principal contract; or 3) enters into a futures or forward contract to deliver the same or substantially identical property. Other transactions (including certain financial instruments called collars) will be treated as constructive sales as provided in Treasury regulations to be published. There are also certain exceptions that apply for transactions that are closed before the end of the 30th day after the close of the taxable year.

         Investment in Foreign Currencies and Foreign Securities--Each Fund is authorized to invest certain limited amounts in foreign securities. Such investments, if made, will have the following additional tax consequences to a
Fund:

         Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income (including dividends), or accrues expenses which are denominated in a foreign currency, and the time the Fund actually collects such income or pays such expenses generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain options, futures or forward contracts, gain or loss attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of its disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's net investment company taxable income, which, in turn, will affect the amount of income to be distributed to you by the Fund.

         If a Fund's Section 988 losses exceed the Fund's other investment company taxable income during a taxable year, the Fund generally will not be able to make ordinary dividend distributions to you for that year, or distributions made before the losses were realized will be recharacterized as return of capital distributions for federal income tax purposes, rather than as an ordinary dividend or capital gain distribution. If a distribution is treated as a return of capital, your tax basis in your Fund shares will be reduced by a like amount (to the extent of such basis), and any excess of the distribution over your tax basis in your Fund shares will be treated as capital gain to you.

         Each Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Funds' income dividends paid to you.

         Investment in Passive Foreign Investment Company Securities--Each Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives an "excess distribution" with respect to PFIC stock, a Fund itself may be subject to U.S. federal income tax on a portion of the distribution, whether or not the corresponding income is distributed by the Fund to you. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years, and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. In this case, you would not be permitted to claim a credit on your own tax return for the tax paid by the Fund. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain distributions might have been classified as capital gain. This may have the effect of increasing Fund distributions to you that are treated as ordinary dividends rather than long-term capital gain dividends.

         A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC during such period. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, under another election that involves marking-to-market the Fund's PFIC shares at the end of each taxable year (and on certain other dates as prescribed in the Code), unrealized gains would be treated as though they were realized. A Fund would also be allowed an ordinary deduction for the excess, if any, of the adjusted basis of its investment in the PFIC stock over its fair market value at the end of the taxable year. This deduction would be limited to the amount of any net mark-to-market gains previously included with respect to that particular PFIC security. If a Fund were to make this second PFIC election, tax at the Fund level under the PFIC rules generally would be eliminated.

         The application of the PFIC rules may affect, among other things, the amount of tax payable by a Fund (if any), the amounts distributable to you by the Fund, the time at which these distributions must be made, and whether these distributions will be classified as ordinary income or capital gain distributions to you.

         You should be aware that it is not always possible at the time shares of a foreign corporation are acquired to ascertain that the foreign corporation is a PFIC, and that there is always a possibility that a foreign corporation will become a PFIC after the Fund acquires shares in that corporation. While a Fund generally will seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will do so and it reserves the right to make such investments as a matter of its fundamental investment policy.


INVESTMENT MANAGEMENT AGREEMENT


         The Manager, located at 2005 Market Street, Philadelphia, PA 19103-7094, furnishes investment management services to each Fund, subject to the supervision and direction of Equity Funds III's Board of Trustees.

         The Manager and its predecessors have been managing the funds in the Delaware Investments family since 1938. On June 30, 2002, the Manager and its affiliates within Delaware Investments, including Delaware International Advisers Ltd., were managing in the aggregate more than $00 billion in assets in various institutional or separately managed (approximately $00,000,000,000) and investment company (approximately $00,000,000,000) accounts.

         The Investment Management Agreement for Delaware Trend Fund is dated August 27, 1999 and was approved by the initial shareholder of the Fund on that date. The Agreement was amended on December 22, 1999 to add Delaware American Services Fund, Delaware Focused Growth Fund, Delaware Focused Value Fund and Delaware Technology and Innovation Fund. The amendment adding Delaware American Services Fund, Delaware Focused Growth Fund, Delaware Focused Value Fund and Delaware Technology and Innovation Fund was approved by the initial shareholder of those Funds on December 22, 1999 and will remain in effect for an initial term of two years. The Agreement may be renewed only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of a Fund, and only if the terms and the renewal thereof have been approved by the vote of a majority of the trustees of Equity Funds III who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty on 60 days' notice by the trustees of Equity Funds III or by the Manager. The Agreement will terminate automatically in the event of its assignment.

         The annual compensation paid by each Fund for investment management services is equal to the following fee rate which is based on the average daily net assets of a Fund:


  ---------------------------------------------------- ------------------------------------------------------
  Delaware Focused Growth Fund                         0.65% on the first $500 million;
                                                       0.60% on the next $500 million;
                                                       0.55% on the next $1.5 billion;
                                                       0.50% on assets in excess of $2.5 billion
  ---------------------------------------------------- ------------------------------------------------------
  Delaware Technology and Innovation Fund              0.75% on the first $500 million;
  Delaware American Services Fund                      0.70% on the next $500 million;
  Delaware Trend Fund                                  0.65% on the next $1.5 billion;
                                                       0.60% on assets in excess of $2.5 billion
  ---------------------------------------------------- ------------------------------------------------------
  Delaware Focused Value Fund                          1.00% on the first $500 million;
                                                       0.95% on the next $500 million;
                                                       0.90% on the next $1.5 billion;
                                                       0.85% on assets in excess of $2.5 billion
  ---------------------------------------------------- ------------------------------------------------------

         The total net assets of each Fund as of June 30, 2002 were as follows:

  ---------------------------------------------------- -----------------------------------------------------
                                                                    Total Net Assets for the
                                                                 Fiscal Year Ended June 30, 2001
  ---------------------------------------------------- -----------------------------------------------------

  ---------------------------------------------------- -----------------------------------------------------
  Delaware American Services Fund                              $
                                                                ------------------
  ---------------------------------------------------- -----------------------------------------------------
  Delaware Focused Growth Fund                                 $
                                                                ------------------
  ---------------------------------------------------- -----------------------------------------------------
  Delaware Focused Value Fund                                  $
                                                                ------------------
  ---------------------------------------------------- -----------------------------------------------------
  Delaware Technology and Innovation Fund                      $
                                                                ------------------
  ---------------------------------------------------- -----------------------------------------------------
  Delaware Trend Fund                                          $
                                                                ------------------
  ---------------------------------------------------- -----------------------------------------------------


         The Manager received compensation from each Fund for the past three fiscal years as follows:


  ----------------------------------------------- ----------------------------------------------------------
  Investment Management Fees                                      Fiscal Year Ended June 30,
  ----------------------------------------------- -------------------- ------------------- -----------------
                                                          2002                2001               2000
  ----------------------------------------------- -------------------- ------------------- -----------------
  Delaware American Services Fund(1)              $         earned     $28,964 earned      $11,189 earned
                                                   --------
                                                  $         paid       $-0- paid           $8,142 paid
                                                   --------
                                                  $         waived     $28,964 waived      $3,047 waived
                                                   --------
  ----------------------------------------------- -------------------- ------------------- -----------------
                                                  $         earned     $14,621 earned      $7,665 earned
                                                   --------
  Delaware Focused Growth Fund(1)                 $         paid       $7,672 paid         $4,809 paid
                                                   --------
                                                  $         waived     $6,949 waived       $2,856 waived
                                                   --------
  ----------------------------------------------- -------------------- ------------------- -----------------
                                                  $         earned     $54,992 earned      $27,463 earned
                                                   --------
  Delaware Focused Value Fund(1)                  $         paid       $37,455 paid        $15,131 paid
                                                   --------
                                                  $         waived     $17,537 waived      $12,332 waived
                                                   --------
  ----------------------------------------------- -------------------- ------------------- -----------------
                                                  $         earned     $727,581 earned     $248,315 earned
                                                   --------
  Delaware Technology and Innovation Fund(1)      $         paid       $401,071 paid       $140,646 paid
                                                   --------
                                                  $         waived     $326,510 waived     $107,669 waived
                                                   --------
  ----------------------------------------------- -------------------- ------------------- -----------------
                                                  $         earned     $10,356,392 paid    $7,405,992 paid
                                                   --------
  Delaware Trend Fund                             $         paid
                                                   --------
                                                  $         waived
                                                   --------
  ----------------------------------------------- -------------------- ------------------- -----------------

(1)      Commenced operations on December 29, 1999.

         Under the general supervision of the Board of Trustees, the Manager makes all investment decisions which are implemented by a Fund. The Manager pays the salaries of all trustees, officers and employees who are affiliated with both the Manager and each Fund.

         The investment manager had agreed to waive fees and pay expenses through August 31, 2000 with respect to Delaware American Services Fund, Delaware Focused Growth Fund and Delaware Focused Value Fund in order to prevent total operating expenses (excluding 12b-1 Plan expenses, taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.75% of average daily net assets. This commitment for Delaware Focused Growth Fund has been extended through February 28, 2002. The commitment for Delaware Focused Value Fund is modified effective September 1, 2000 to provide that the investment manager will waive fees and pay expenses to the extent necessary to prevent such expenses of the Fund from exceeding, on an annual basis, 1.00% of the Fund's average daily net assets through February 28, 2002.

         Beginning March 1, 2001, Delaware Management Company has elected to waive, on a contractual basis, that portion, if any, of the annual management fee payable by the Delaware American Services Fund and to pay certain of the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of each Class of the Fund do not exceed, on an annual basis, 1.20% (excluding any 12b-1 plan expenses, taxes, interest, brokerage fees and extraordinary expenses). This waiver of fees and payment of expenses will be extended through June 30, 2002.

         The investment manager has contracted to waive fees and pay expenses for Delaware Technology and Innovation Fund through August 31, 2002 in order to prevent total operating expenses (excluding any 12b-1 Plan expenses, taxes, interest, brokerage fees, and extraordinary expenses) from exceeding 1.20% of average daily net assets.

         Except for those expenses borne by the Manager under the Investment Management Agreement and the Distributor under the Distribution Agreements, each Fund is responsible for all of its own expenses. Among others, these include a Fund's proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.


         J. Paul Dokas and the other members of the Manager's Structured Products team are also officers of, and serve as investment personnel for, Vantage Investment Advisers, a series of Delaware Management Business Trust, a registered investment advisor and affiliate of the Manager. The Manager will utilize Vantage's investment personnel, research, trading capabilities and other services in connection with the management of Delaware Focused Value Fund. The Fund will not incur any additional fees as a result of the services provided by Vantage.


Distribution and Service


         The Distributor, Delaware Distributors, L.P., located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as the national distributor of each Fund's shares under a Distribution Agreement dated as of August 27, 1999, as amended December 22, 1999. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by each Fund on behalf of Class A Shares, Class B Shares and Class C Shares under their respective 12b-1 Plans. Delaware Distributors, L.P. is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

         From the commencement of operations through February 28, 2002, Delaware Distributors, L.P. elected to voluntarily waive 12b-1 Plan expenses for each Class of the Delaware Focused Growth Fund and Delaware Focused Value Fund. From the commencement of operations through February 28, 2001, Delaware Distributors, L.P. elected to voluntarily waive 12b-1 Plan expenses for each Class of the Delaware American Services Fund. Beginning March 1, 2001, the Delaware American Services Fund commenced paying 12b-1 Plan expenses of an amount up to 0.30% (currently set at 0.25% by the Board of Trustees) of average daily net assets for Class A shares and 1.00% for Class B and C Class shares.

         Lincoln Financial Distributors, Inc. ("LFD"), an affiliate of the Manager, serves as each Fund's financial intermediary wholesaler pursuant to a Financial Intermediary Distribution Agreement with the Distributor dated January 1, 2001. LFD is primarily responsible for promoting the sale of Fund shares through broker/dealers, financial advisors and other financial intermediaries (collectively, "Financial Intermediaries"). The address of LFD is 2001 Market Street, Philadelphia, PA 19103-7055. For its services, LFD receives a one-time fee from the Distributor with respect to each sale of Fund shares through Financial Intermediaries equal to a percentage of the net asset value of such shares. The rate of compensation paid to LFD for each sale of Fund shares for any calendar year is tied to the aggregate value of sales made by LFD during such calendar year with respect to (i) shares of Delaware Investments' non-money market retail funds; (ii) shares of Delaware VIP Trust sold through the products for which LFD acts as a wholesaler; and (iii) wrap separate account products (the products described in (i), (ii) and (iii) are referred to collectively as the "Wholesaler Products") according to the following schedule.


  --------------------------------------------------------- -------------------------------------------------
  Aggregate Value of Wholesaler Product Sales in Calendar               Compensation Paid to LFD
                            Year                                 (% of NAV of Fund shares sold by LFD)
  --------------------------------------------------------- -------------------------------------------------
  $3.75 billion or less                                                          0.45%
  --------------------------------------------------------- -------------------------------------------------
  More than $3.75 billion, but less than $4.5 billion                            0.50%
  --------------------------------------------------------- -------------------------------------------------
  $4.5 billion and above                                                         0.55%
  --------------------------------------------------------- -------------------------------------------------

         In addition to the non-recurring fee discussed above, the Distributor pays LFD a continuing fee at the annual rate of 0.04% of the average daily net assets of shares of the Delaware Investments retail funds outstanding and beneficially owned by shareholders through Financial Intermediaries.

         The fees associated with LFD's services to the Funds are borne exclusively by the Distributor and not by the Funds.


         The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 2005 Market Street, Philadelphia, PA 19103, serves as each Fund's shareholder servicing, dividend disbursing and transfer agent pursuant to an Amended and Restated Shareholder Services Agreement dated as of December 22, 1999. The Transfer Agent also provides accounting services to each Fund pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly-owned subsidiary of Delaware Management Holdings, Inc.


         Each Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of a Fund. For purposes of pricing, each Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Investors may be charged a fee when effecting transactions through a broker or agent.


OFFICERS AND TRUSTEES

         The business and affairs of Equity Funds III are managed under the direction of its Board of Trustees.


         Certain officers and trustees of Equity Funds III hold identical positions in each of the other funds in the Delaware Investments family. On July 31, 2002, Equity Funds III's officers and trustees owned less than 1% of the outstanding shares of Class A Shares, Class B Shares, Class C Shares and the Institutional Class of each Fund.

         As of July 31, 2002, management believes the following accounts held 5% or more of the outstanding shares of each Class of Equity Funds III. Equity Funds III has no knowledge of beneficial ownership.

-------------------------------------- -------------------------------------------------- ------------------- ----------------
Class                                  Name and Address of Account                           Share Amount       Percentage
-------------------------------------- -------------------------------------------------- ------------------- ----------------
Delaware American Services Fund        John A. Heffern
A Class                                7 Toftrees Court
                                       Princeton, NJ 08540-4218
-------------------------------------- -------------------------------------------------- ------------------- ----------------
                                       Jon A Boscia and Donna L. Boscia
                                       JT TEN
                                       951 Idlewild Road
                                       Gladwyne, PA 19035-1437
-------------------------------- -------------------------------------------------- ------------------- ----------------
                                       Lori P. Wachs
                                       549 Foxglove Lane
                                       Wynnewood, PA 19096-1659
-------------------------------------- -------------------------------------------------- ------------------- ----------------
                                       DMTC Custodian for the IRA of
                                       Francis T. Fadden
                                       321 Steeplechase Drive
                                       Media, PA 19063-1958
-------------------------------------- -------------------------------------------------- ------------------- ----------------
Delaware American Services Fund        Ferris Baker Watts, Inc.
B Class                                FBW Inc. Custodian FBO Berg Elliot
                                       M. Elliot M. Berg IRA
                                       Account 1502-4201
                                       8214 Tally Ho Road
                                       Lutherville, MD 21093-4717
-------------------------------------- -------------------------------------------------- ------------------- ----------------
                                       Virginia L. Andrews
                                       2011 Carrs Mill Road
                                       Fallston, MD 21047-1846
-------------------------------------- -------------------------------------------------- ------------------- ----------------
                                       Merrill Lynch, Pierce, Fenner & Smith
                                       For the Sole Benefit of its Customers
                                       Attn: Fund Admin - SEC# 97D44
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
-------------------------------------- -------------------------------------------------- ------------------- ----------------
                                       PaineWebber For the Benefit of
                                       F. Lee Rodkey Trust
                                       UA 5/11/98
                                       David L. Rodkey, Trustee
                                       10111 Ashwood Drive
                                       Kensington, MD 20895-4241
-------------------------------------- -------------------------------------------------- ------------------- ----------------
Delaware American Services Fund        First Clearing Corporation
C Class                                Account 1395-4726
                                       Stephen Bassford Roll IRA
                                       FCC Custodian
                                       256 Eareckson Lane
                                       Stevensville, MD 21666-3040
-------------------------------------- -------------------------------------------------- ------------------- ----------------
                                       Merrill Lynch, Pierce, Fenner & Smith
                                       For the Sole Benefit of its Customers
                                       Attn: Fund Admin - SEC# 97D44
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
-------------------------------------- -------------------------------------------------- ------------------- ----------------
                                       NFSC FEBO# BRN-016713
                                       Leonard E. O'Leary
                                       41 Highland View Drive
                                       Sutton, MA 01590-2974
-------------------------------------- -------------------------------------------------- ------------------- ----------------
                                       DMTC C/F The Rollover IRA of
                                       Leo E. Nolin
                                       Pelham Road
                                       Hudson, NH 03051-4410
-------------------------------------- -------------------------------------------------- ------------------- ----------------
                                       Legg Mason Wood Walker Inc.
                                       301-79536-17
                                       PO Box 1476
                                       Baltimore, MD 21202
-------------------------------------- -------------------------------------------------- ------------------- ----------------
Delaware American Services Fund        Lincoln National Life Insurance Company
Institutional Class                    1300 South Clinton Street
                                       Fort Wayne, IN 46802-3518
-------------------------------------- -------------------------------------------------- ------------------- ----------------

-------------------------------------- -------------------------------------------------- ------------------- ----------------
Class                                  Name and Address of Account                           Share Amount       Percentage
-------------------------------------- -------------------------------------------------- ------------------- ----------------
Delaware Focused Growth Fund           Gary T. Abrams
A Class                                1810 Rittenhouse Square, Apt. 201
                                       Philadelphia, PA 19103-5805
-------------------------------------- -------------------------------------------------- ------------------- ----------------
                                       Stuart M. George
                                       702 Willowbend Drive
                                       Blue Bell, PA 19422-4204
-------------------------------------- -------------------------------------------------- ------------------- ----------------
                                       Richard D. Seidel
                                       3205 Charles Griffin Drive
                                       Boothwyn, PA 19061-2203
-------------------------------------- -------------------------------------------------- ------------------- ----------------
                                       Vincent A Brancaccio
                                       Andrew Wyeth Way
                                       Marlton, NJ 08053-7217
-------------------------------------- -------------------------------------------------- ------------------- ----------------
Delaware Focused Growth Fund           Lincoln National Life Insurance Company
Institutional Class                    1300 South Clinton Street
                                       Fort Wayne, IN 46802-3518
-------------------------------------- -------------------------------------------------- ------------------- ----------------
Delaware Focused Value Fund            DMTC C/F the Rollover IRA of
A Class                                Albert H. Burchfield
                                       470 Bair Road
                                       Berwyn, PA 19312-1410
-------------------------------------- -------------------------------------------------- ------------------- ----------------
                                       Richard D. Seidel
                                       3205 Charles Griffin Drive
                                       Boothwyn, PA 19061-2203
-------------------------------------- -------------------------------------------------- ------------------- ----------------
                                       Janice K. Burchfield
                                       5 Indian Hill Road
                                       Pittsburgh, PA 15238-2229
-------------------------------------- -------------------------------------------------- ------------------- ----------------
                                       Stephen P. McConnel and
                                       Suzanne S. McConnel JT WROS
                                       256 Iven Avenue, Apt. 2C
                                       St. David, PA 19087-4921
-------------------------------------- -------------------------------------------------- ------------------- ----------------
                                       Timothy G. Connors and
                                       Susan L. Connors
                                       637 Vassar Road
                                       Strafford, PA 19087-5312
-------------------------------------- -------------------------------------------------- ------------------- ----------------
                                       DMTC Custodian for the of
                                       Albert H. Burchfield
                                       470 Bair Road
                                       Berwyn, PA 19312-1410
-------------------------------------- -------------------------------------------------- ------------------- ----------------

-------------------------------------- -------------------------------------------------- ------------------- ----------------
Class                                  Name and Address of Account                           Share Amount       Percentage
-------------------------------------- -------------------------------------------------- ------------------- ----------------
Delaware Focused Value Fund            Lincoln National Life Insurance Company
Institutional Class                    1300 South Clinton Street
                                       Fort Wayne, IN 46802-3518
-------------------------------------- -------------------------------------------------- ------------------- ----------------
                                       Chase Manhattan C/F
                                       Delaware Group Foundation FD Growth Portfolio
                                       Attn: Marisol Gordon
                                       Global Investment Service
                                       3 Metrotech Center, 8th Floor
                                       Brooklyn, NY 11201-3800
-------------------------------------- -------------------------------------------------- ------------------- ----------------
                                       Chase Manhattan C/F
                                       Delaware Group Foundation FD Balanced Portfolio
                                       Attn: Marisol Gordon
                                       Global Investment Service
                                       3 Metrotech Center, 8th Floor
                                       Brooklyn, NY 11201-3800
-------------------------------------- -------------------------------------------------- ------------------- ----------------
                                       Chase Manhattan C/F
                                       Delaware Group Foundation FD Income Portfolio
                                       Attn: Marisol Gordon
                                       Global Investment Service
                                       3 Metrotech Center, 8th Floor
                                       Brooklyn, NY 11201-3800
-------------------------------------- -------------------------------------------------- ------------------- ----------------
Delaware Technology and Innovation     Merrill Lynch, Pierce, Fenner & Smith
Fund A Class                           Attn: Fund Administration SEC#97D44
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
-------------------------------------- -------------------------------------------------- ------------------- ----------------
Delaware Technology and Innovation     Merrill Lynch, Pierce, Fenner & Smith
Fund B Class                           Attn: Fund Administration SEC#97D44
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
-------------------------------------- -------------------------------------------------- ------------------- ----------------
Delaware Technology and Innovation     Merrill Lynch, Pierce, Fenner & Smith
Fund C Class                           Attn: Fund Administration SEC#97D44
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
-------------------------------------- -------------------------------------------------- ------------------- ----------------
Delaware Technology and Innovation     RS DMC Profit Sharing Plan
Fund Institutional Class               Delaware Management Company P/S Trust
                                       C/O Rock Seidel
                                       1818 Market Street
                                       Philadelphia, PA 19103-3638
-------------------------------------- -------------------------------------------------- ------------------- ----------------
Delaware Trend Fund                    Merrill Lynch, Pierce, Fenner & Smith
A Class                                Attn: Fund Administration SEC#974N5
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
-------------------------------------- -------------------------------------------------- ------------------- ----------------
Delaware Trend Fund                    Merrill Lynch, Pierce, Fenner & Smith
B Class                                Attn: Fund Administration SEC#97FA1
                                       4800 Deer Lake Dr. East, 2nd Floor
                                       Jacksonville, FL 32246-6484
-------------------------------------- -------------------------------------------------- ------------------- ----------------
Delaware Trend Fund                    Merrill Lynch, Pierce, Fenner & Smith
C Class                                Attn: Fund Administration SEC#97HY3
                                       4800 Deer Lake Dr. East, 2nd Floor
                                       Jacksonville, FL 32246-6484
-------------------------------------- -------------------------------------------------- ------------------- ----------------

-------------------------------------- -------------------------------------------------- ------------------- ----------------
Class                                  Name and Address of Account                           Share Amount       Percentage
-------------------------------------- -------------------------------------------------- ------------------- ----------------
Delaware Trend Fund                    Fidelity Investments - Institutional Operations
Institutional Class                    CO FIICO as Agent
                                       For Certain Employee Benefit Plans
                                       100 Magellan Way KW1C
                                       Covington, KY 41015-1987
-------------------------------------- -------------------------------------------------- ------------------- ----------------
                                       La Crosse and Co.
                                       311 Main Street
                                       La Crosse WI  54601-3251
-------------------------------------- -------------------------------------------------- ------------------- ----------------
                                       Marquette Trust Co.
                                       Custodian State of Hawaii Defined Compensation
                                       Plan
                                       C/O Stanton Group
                                       Attn: Stacey DeBoer
                                       3405 Annapolis Lane North, Suite 100
                                       Plymouth, MN 55447-5326
-------------------------------------- -------------------------------------------------- ------------------- ----------------
                                       Harrah's Entertainment Inc.
                                       Savings and Retirement Plan
                                       Date to Date 2/28/2000
                                       105 Rosemont Avenue
                                       Westwood, MA 02090-2318
-------------------------------------- -------------------------------------------------- ------------------- ----------------
                                       Bank of New York
                                       TRST First Hospital Corp.
                                       Retirement Plan
                                       Attn: Michael Polis
                                       1 Wall Street
                                       New York, NY 10005-2500
-------------------------------------- -------------------------------------------------- ------------------- ----------------
                                       State of Maryland Savings and Investment Plan
                                       Maryland 457 Plan C/O IPO Portfolio
                                       Accounting PO Box 182029 Columbus, OH
                                       43218-2029
-------------------------------------- -------------------------------------------------- ------------------- ----------------

         DMH Corp., DIAL Holding Company, Inc., Delaware Investments U.S., Inc., Delaware Management Business Trust, Delaware Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust), Delaware Lincoln Cash Management (a series of Delaware Management Business Trust), Delaware Lincoln Investment Advisers (a series of Delaware Management Business Trust), Vantage Investment Advisers (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc., Delaware General Management, Inc. and Retirement Financial Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). DMH, Delaware and Delaware International are indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National Corporation. Lincoln National Corporation, with headquarters in Philadelphia, Pennsylvania, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

         Trustees and principal officers of the Equity Funds III are noted below along with their ages and their business experience for the past five years.


----------------------------- ------------------ -------------- ------------------------------ ------------------ ------------------
                                                                                                    Number of
                                                                                                  Portfolios in
                               Position(s) Held                                                   Fund Complex         Other
                                 with Equity     Length of Time      Principal Occupation(s)        Overseen by      Directorships
Name, Address and Birthdate       Funds III          Served            During Past 5 Years           Trustee       Held by Trustee
----------------------------- ------------------ -------------- ------------------------------ ------------------ ------------------
Trustees/Officers
----------------------------- ------------------ -------------- ------------------------------ ------------------ ------------------
Charles E. Haldeman, Jr.(1)     Chairman and          2 Year        Since January 1, 2000,              87                 None
2005 Market Street                 Trustee                        Mr. Haldeman has served in
Philadelphia, PA 19103-7094                                      various executive capacities
                                                                     at different times at
October 29, 1948                                                     Delaware Investments3

                                                                   President/Chief Operating
                                                                   Officer/Director - United
                                                                   Asset Management (January
                                                                     1998 - January 2000)

                                                                 Partner/Director - Cooke and
                                                                   Bieler, Inc. (June 1974 -
                                                                   January 1998) (Investment
                                                                          Management)
----------------------------- ------------------ -------------- ------------------------------ ------------------ ------------------
David K. Downes(2)            President, Chief      10 Years -     Mr. Downes has served in            105        Director/President
2005 Market Street                Executive         Executive          various executive                              - Lincoln
Philadelphia, PA 19103-7094    Officer, Chief        Officer        capacities at different                            National
                                  Financial                      times at Delaware Investments                       Convertible
January 8, 1940                  Officer and        3 Years -                                                       Securities Fund,
                                   Trustee           Trustee                                                              Inc.

                                                                                                                  Director/President
                                                                                                                      - Lincoln
                                                                                                                   National Income
                                                                                                                      Fund, Inc.
----------------------------- ------------------ -------------- ------------------------------ ------------------ ------------------
Independent Trustees
----------------------------- ------------------ -------------- ------------------------------ ------------------ ------------------
Walter P. Babich                   Trustee           14 Years      Board Chairman - Citadel            105                None
460 North Gulph Road                                              Constructors, Inc. (1989 -
King of Prussia, PA 19406                                                Present)

October 1, 1927
----------------------------- ------------------ -------------- ------------------------------ ------------------ ------------------
John H. Durham                     Trustee          24 Years(4)        Private Investor                105             Trustee -
P.O. Box 819                                                                                                      Abington Memorial
Gwynedd Valley, PA 19437                                                                                               Hospital

August 7, 1937                                                                                                    President/Director
                                                                                                                       - 22 WR
                                                                                                                     Corporation
----------------------------- ------------------ -------------- ------------------------------ ------------------ ------------------
John A. Fry                        Trustee            2 Year        Executive Vice President -           87            Director -
3451 Walnut Street                                                  University of Pennsylvania                     Sovereign Bancorp
721 Franklin Building                                                 (April 1995 - Present)
Philadelphia, PA 19104                                                                                                 Director -
                                                                                                                     Sovereign Bank
May 28, 1960
----------------------------- ------------------ -------------- ------------------------------ ------------------ ------------------

----------------------------- ------------------ -------------- ------------------------------ ------------------ ------------------
                                                                                                    Number of
                                                                                                  Portfolios in
                               Position(s) Held                                                    Fund Complex        Other
                                 with Equity     Length of Time      Principal Occupation(s)        Overseen by     Directorships
Name, Address and Birthdate       Funds III          Served            During Past 5 Years            Trustee      Held by Trustee
----------------------------- ------------------ -------------- ------------------------------ ------------------ ------------------
Independent Trustees
(continued)
----------------------------- ------------------ -------------- ------------------------------ ------------------ ------------------
Anthony D. Knerr                   Trustee           9 Years       Founder/Managing Director -        105                None
500 Fifth Avenue                                                   Anthony Knerr & Associates
New York, NY 10110                                                 (1990 - Present) (Strategic
                                                                           Consulting)
December 7, 1938
----------------------------- ------------------ -------------- ------------------------------ ------------------ ------------------
Ann R. Leven                       Trustee           13 Years         Treasurer/Chief Fiscal          105             Director -
785 Park Avenue                                                     Officer - National Gallery                          Recoton
New York, NY 10021                                                     of Art (1994 - 1999)                           Corporation

November 1, 1940                                                                                                       Director -
                                                                                                                     Systemax Inc.

                                                                                                                     Director - Andy
                                                                                                                         Warhol
                                                                                                                       Foundation
----------------------------- ------------------ -------------- ------------------------------ ------------------ ------------------
Thomas F. Madison                  Trustee           7 Years      President/Chief Executive           105             Director -
200 South Fifth Street                                           Officer - MLM Partners, Inc.                           Valmont
Suite 2100                                                        (January 1993 - Present)                         Industries Inc.
Minneapolis, MN 55402                                             (Small Business Investing
                                                                       and Consulting)                              Director - ACI
February 25, 1936                                                                                                  Telecentrics Inc.

                                                                                                                      Director -
                                                                                                                  Digital River Inc.

                                                                                                                  Director - Rimage
                                                                                                                     Corporation
----------------------------- ------------------ -------------- ------------------------------ ------------------ ------------------
Janet L. Yeomans                   Trustee           3 Years     Vice President/Treasurer -           105                None
Building 220-13W-37                                               3M Corporation (July 1995 -
St. Paul, MN 55144                                                        Present)

July 31, 1948                                                    Ms. Yeomans has held various
                                                                  management positions at 3M
                                                                    Corporation since 1983.
----------------------------- ------------------ -------------- ------------------------------ ------------------ ------------------
Officers
----------------------------- ------------------ -------------- ------------------------------ ------------------ ------------------
William E. Dodge                 Executive Vice      3 Years     Executive Vice President and          N/A               None
2005 Market Street                President and                  Chief Investment Officer -
Philadelphia, PA 19103-7094     Chief Investment                 Equity - Delaware Investment
                                Officer - Equity                    Advisers, a series of
June 29, 1949                                                    Delaware Management Business
                                                                 Trust (April 1999 - Present)

                                                                    President, Director of
                                                                     Marketing and Senior
                                                                 Portfolio Manager - Marvin &
                                                                   Palmer Associates (August
                                                                      1996 - April 1999)
                                                                    (Investment Management)
----------------------------- ------------------ -------------- ------------------------------ ------------------ ------------------
Jude T. Driscoll               Executive Vice        2 Year      Executive Vice President and          N/A                None
2005 Market Street              President and                       Head of Fixed-Income -
Philadelphia, PA 19103-7094        Head of                            Delaware Investment
                                Fixed-Income                         Advisers, a series of
March 10, 1963                                                   Delaware Management Business
                                                                 Trust (August 2000 - Present)

                                                                   Senior Vice President and
                                                                   Director of Fixed-Income
                                                                   Process - Conseco Capital
                                                                    Management (June 1998 -
                                                                         August 2000

                                                                       Managing Director -
                                                                  NationsBanc Capital Markets
                                                                  (February 1996 - June 1998)
----------------------------- ------------------ -------------- ------------------------------ ------------------ ------------------
Richard J. Flannery            Executive Vice        6 Years     Mr. Flannery has served in           N/A                None
2005 Market Street               President,                      various executive capacities
Philadelphia, PA 19103-7094    General Counsel                      at different times at
                                  and Chief                         Delaware Investments
September 30, 1957             Administrative
                                   Officer
----------------------------- ------------------ -------------- ------------------------------ ------------------ ------------------
Richelle S. Maestro              Senior Vice         10 Years     Ms. Maestro has served in           N/A                None
2005 Market Street               President,                     various executive capacities
Philadelphia, PA 19103-7094    Deputy General                       at different times at
                                 Counsel and                        Delaware Investments
November 26, 1957                 Secretary
----------------------------- ------------------ -------------- ------------------------------ ------------------ ------------------
Michael P. Bishof                Senior Vice         7 Years      Mr. Bishof has served in            N/A                None
2005 Market Street              President and                   various executive capacities
Philadelphia, PA 19103-7094       Treasurer                         at different times at
                                                                      Delaware Investments
August 18, 1962
----------------------------- ------------------ -------------- ------------------------------ ------------------ ------------------

(1) Executive Officer of Equity Funds III's manager, accounting service provider and transfer agent.
(2) Executive Officer of Equity Funds III's manager, distributor, accounting service provider and transfer agent.
(3) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including Equity Funds III's manager, principal underwriter and its transfer agent.
(4) Mr. Durham served as a Director Emeritus from 1995 through 1998. Following is additional information regarding investment professionals affiliated with Equity Funds III.

------------------------------- ------------------------------------ ---------------------- --------------------------------------
Name, Address and Birthdate     Position(s) Held with Equity Funds    Length of Time Served  Principal Occupation(s) During Past
                                                III                                                        5 Years
------------------------------- ------------------------------------ ---------------------- --------------------------------------
Gerald S. Frey                      Managing Director and Chief              6 Years         During the past five years, Mr. Frey
2005 Market Street                  Investment Officer - Growth                               has served in various capacities at
Philadelphia, PA 19103-7094                  Investing                                            different times at Delaware
                                                                                                         Investments.
February 7, 1946
------------------------------- ------------------------------------ ---------------------- --------------------------------------
J. Paul Dokas                   Senior Vice President and Director           5 Years           During the past five years, Mr.
2005 Market Street                  of Research - Quantitative                                   Dokas has served in various
Philadelphia, PA 19103-7094                                                                   capacities at different times at
                                                                                                    Delaware Investments.
October 17, 1959
------------------------------- ------------------------------------ ---------------------- --------------------------------------
Timothy G. Connors              Senior Vice President and Director           5 Years           During the past five years, Mr.
2005 Market Street                   of Research - Fundamental                                  Connors has served in various
Philadelphia, PA 19103-7094                                                                   capacities at different times at
                                                                                                    Delaware Investments.
October 7, 1953
------------------------------- ------------------------------------ ---------------------- --------------------------------------
Marshall T. Bassett                Vice President and Portfolio              5 Years           During the past five years, Mr.
2005 Market Street                            Manager                                           Bassett has served in various
Philadelphia, PA 19103-7094                                                                   capacities at different times at
                                                                                                    Delaware Investments.
February 8, 1954
------------------------------- ------------------------------------ ---------------------- --------------------------------------
John A. Heffern                    Vice President and Portfolio              5 Years           During the past five years, Mr.
2005 Market Street                            Manager                                           Heffern has served in various
Philadelphia, PA 19103-7094                                                                   capacities at different times at
                                                                                                    Delaware Investments.
October 20, 1961
------------------------------- ------------------------------------ ---------------------- --------------------------------------
Jeffrey W. Hynoski                 Vice President and Portfolio              4 Years        Vice President and Portfolio Manager
2005 Market Street                            Manager                                         - Delaware Investment Adviser, a
Philadelphia, PA 19103-7094                                                                     series of Delaware Management
                                                                                            Business Trust (March 1998 - Present)
September 19, 1961
                                                                                               Vice President - Bessemer Trust
                                                                                             Company (May 1993 - February 1998)
------------------------------- ------------------------------------ ---------------------- --------------------------------------
Steven T. Lampe                    Vice President and Portfolio              6 Years           During the past five years, Mr.
2005 Market Street                            Manager                                            Lampe has served in various
Philadelphia, PA 19103-7094                                                                   capacities at different times at
                                                                                                    Delaware Investments.
September 13, 1968
------------------------------- ------------------------------------ ---------------------- --------------------------------------
Lori P. Wachs                      Vice President and Portfolio              9 Years           During the past five years, Ms.
2005 Market Street                            Manager                                            Wachs has served in various
Philadelphia, PA 19103-7094                                                                   capacities at different times at
                                                                                                    Delaware Investments.
November 8, 1968
------------------------------- ------------------------------------ ---------------------- --------------------------------------

         The following table shows each Trustee's ownership of shares of the Funds and of all Delaware Investments funds as of December 31, 2001.

--------------------------- ----------------------------------------------- ---------------------------------------------------
Name                        Dollar Range of Equity Securities in the Funds    Aggregate Dollar Range of Equity Securities in
                                                                             All Registered Investment Companies Overseen by
                                                                                Trustee in Family of Investment Companies
--------------------------- ----------------------------------------------- ---------------------------------------------------
--------------------------- ----------------------------------------------- ---------------------------------------------------
Charles E. Haldeman, Jr.                         none                                         Over $100, 000
--------------------------- ----------------------------------------------- ---------------------------------------------------
David K. Downes                                  none                                         Over $100, 000
--------------------------- ----------------------------------------------- ---------------------------------------------------
Walter A. Babich                 Delaware Trend Fund - Over $100,000                          Over $100, 000
--------------------------- ----------------------------------------------- ---------------------------------------------------
John H. Durham                                   none                                         Over $100, 000
--------------------------- ----------------------------------------------- ---------------------------------------------------
John A. Fry                                      none                                              none
--------------------------- ----------------------------------------------- ---------------------------------------------------
Anthony D. Knerr               Delaware Trend Fund - $10,001 - $50,000                      $10,001 - $50,000
--------------------------- ----------------------------------------------- ---------------------------------------------------
Ann R. Leven                   Delaware Trend Fund - $50,001 - $100,000                       Over $100, 000
--------------------------- ----------------------------------------------- ---------------------------------------------------
Thomas F. Madison                                none                                       $10,001 - $50,000
--------------------------- ----------------------------------------------- ---------------------------------------------------
Janet L. Yeomans                                 none                                              none
--------------------------- ----------------------------------------------- ---------------------------------------------------

         The following is a compensation table listing for each trustee entitled to receive compensation, the aggregate compensation received from Equity Funds III and the total compensation received from all investment companies in the Delaware Investments family for which he or she serves as a trustee/director or trustee for the Funds' fiscal year ended June 30, 2002 and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Trustees/Directors as of June 30, 2002. Only the independent trustees of Equity Funds III receive compensation from Equity Funds III.

---------------------------- ------------------------ ------------------------ ------------------------- ------------------------
Name                               Aggregate            Pension or Retirement     Estimated Annual       Total Compensation from
                                  Compensation             Benefits Accrued          Benefits                    the Investment
                                  from Equity                as Part of               Upon                Companies in Delaware
                                   Funds III                Fund Expenses          Retirement(1)             Investments(2)
---------------------------- ------------------------ ------------------------ ------------------------- ------------------------
Walter P. Babich                       $                       none                    $55,000                     $
                                       --                                                                          --
---------------------------- ------------------------ ------------------------ ------------------------- ------------------------
John H. Durham                         $                       none                    $55,000                     $
                                       --                                                                          -
---------------------------- ------------------------ ------------------------ ------------------------- ------------------------
John A. Fry                            $                       none                    $44,362                     $
                                       --                                                                          -
---------------------------- ------------------------ ------------------------ ------------------------- ------------------------
Anthony D. Knerr                       $                       none                    $55,000                     $
                                       --                                                                          -
---------------------------- ------------------------ ------------------------ ------------------------- ------------------------
Ann R. Leven                           $                       none                    $55,000                     $
                                       --                                                                          -
---------------------------- ------------------------ ------------------------ ------------------------- ------------------------
Thomas F. Madison                      $                       none                    $55,000                     $
                                       --                                                                          -
---------------------------- ------------------------ ------------------------ ------------------------- ------------------------
Janet L. Yeomans                       $                       none                    $55,000                     $
                                       --                                                                          --
---------------------------- ------------------------ ------------------------ ------------------------- ------------------------


(1) Under the terms of the Delaware Group Retirement Plan for Trustees/Directors, each disinterested Trustee/Director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each investment company in the Delaware Investments family for which he or she serves as Trustee/Director for a period equal to the lesser of the number of years that such person served as a Trustee/Director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to trustees/directors of each investment company at the time of such person's retirement. If an eligible Trustee/Director retired as of June 30, 2001, he or she would be entitled to annual payments totaling the amounts noted above, in the aggregate, from all of the investment companies in the Delaware Investments family for which he or she serves as a trustee or director, based on the number of investment companies in the Delaware Investments family as of that date.

(2) Each independent Trustee/Director (other than John A. Fry) currently receives a total annual retainer fee of $55,000 for serving as a Trustee/Director for all 33 investment companies in Delaware Investments, plus $3,145 for each Board Meeting attended. John A. Fry receives a total annual retainer fee of $44,362 for serving as a Trustee/Director for 24 investment companies in Delaware Investments, plus $2,383 for each Board Meeting attended. Members of the audit committee receive additional compensation of $5,000 plus $1,000 for each meeting in excess of five in any calendar year from all investment companies, in the aggregate, with the exception of the chairperson who receives $8,000 plus $1,000 for each meeting in excess of five in any calendar year. Members of the nominating committee will receive additional compensation of $1,000 from all investment companies, in the aggregate, for each committee meeting. In addition, the chairperson of the nominating committee receives an annual retainer of $500. The Coordinating Trustee/Director of the Delaware Investments funds receives an additional retainer of $10,000 from all investment companies.

         The Board of Trustees has the following committees:

         Audit Committee: This committee monitors accounting and financial reporting policies and practices, and internal controls for the Delaware Investments funds. It also oversees the quality and objectivity of the Delaware Investments funds' financial statements and the independent audit thereof, and acts as a liaison between the Delaware Investments funds' independent auditors and the full Board of Trustees. Three independent trustees comprise the committee. The Audit Committee held five meetings during the Trust's last fiscal year.

         Nominating Committee: This committee recommends Board members, fills vacancies and considers the qualifications of Board members. The committee also monitors the performance of counsel for independent trustees. Three independent trustees and one interested trustee serve on the committee. The Nominating Committee did not meet during the Trust's last fiscal year.



GENERAL INFORMATION


         Equity Funds III is an open-end management investment company. Delaware Trend Fund will be diversified as defined by the 1940 Act. Delaware Technology and Innovation Fund, Delaware American Services Fund, Delaware Focused Value Fund and Delaware Focused Growth Fund will not be diversified under the 1940 Act. Equity Funds III originally was organized as a Delaware corporation in 1966. It was subsequently reorganized as a Maryland corporation on March 4, 1983 and as a Delaware business trust on August 27, 1999.

         Equity Funds III's Board of Trustees is responsible for overseeing the performance of the Funds' investment advisor and determining whether to approve and/or renew the Funds' investment management agreements. When the Board considers whether to renew an investment management agreement, it considers various factors that include:

         The nature, extent and quality of the services provided by the investment advisor.

         The investment performance of the fund's assets managed by the investment advisor.

         The fair market value of the services provided by the investment advisor.

         Comparative analysis of expense ratios of, and advisory fees paid by, similar funds.

         The extent to which the investment advisor has realized or will realize economies of scale as the fund grows.

         Other benefits accruing to the investment advisor or its affiliates from its relationship with the fund.

         The investment advisor's management of the operating expenses of the fund, such as transaction costs, including how portfolio transactions for the fund are conducted and brokers are chosen.

         In reviewing the investment management agreements for the Funds, the Board of Trustees considered the Funds' performance relative to its peers and benchmark, the investment process and controls used in managing the Funds, the Funds' fees and expenses relative to its peers, the experience and qualifications of personnel responsible for managing the Funds and quality of other services provided to the Funds in addition to investment advice.

         The Board met in executive session to approve the investment management agreements, and was advised by outside counsel as to the adequacy of the materials provided. The Board was supportive of the changes made by the Chairman and Chief Executive Officer, Charles E. Haldeman, Jr., and felt that management had been responsive to the concerns expressed by the Board during the previous year. The Board found that the Funds' performance was strong overall. The Board was pleased with staffing upgrades and additions that had occurred within the Funds' investment advisor(s) during the past year. The Board found the Funds' fees to be in line with fees charged to comparable funds in the industry.

         The Board also reviewed the quality of services performed by the investment advisor's affiliates on behalf of each Fund, including fund accounting, transfer agent, administrative, and shareholder services. The Board also considered the prestigious DALBAR service awards received by the investment advisor's affiliate for the quality of service it provided to Fund investors.

         The Delaware Investments Family of Funds, the Manager, the Distributor and the Financial intermediary wholesaler, in compliance with SEC Rule 17j-1 under the 1940 Act, have adopted Codes of Ethics which govern personal securities transactions. Under the Codes of Ethics, persons subject to the Codes are permitted to engage in personal securities transactions, including securities that may be purchased or held by the Funds, subject to the requirements set forth in Rule 17j-1 and certain other procedures set forth in the applicable Code of Ethics. The Codes of Ethics for the Delaware Investments Family of Funds, the Manager, the Distributor and the Financial intermediary wholesaler are on public file with, and are available from, the SEC.

         The Manager and its affiliate Delaware International Advisers Ltd., manage several of the investment options for Delaware-Lincoln ChoicePlus and Delaware MedallionSM III Variable Annuities. ChoicePlus is issued and distributed by Lincoln National Life Insurance Company. ChoicePlus offers a variety of different investment styles managed by leading money managers. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers various investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through ChoicePlus and Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Investments mutual funds available outside the annuity. The Manager or Delaware International Advisers Ltd. also manages many of the investment options for the Delaware-Lincoln ChoicePlus Variable Annuity. ChoicePlus is issued and distributed by Lincoln National Life Insurance Company. Choice Plus offers a variety of different investment styles managed by ten leading money managers. See Delaware VIP Trust in Appendix B.


         The Distributor acts as national distributor for each Fund and for the other mutual funds in the Delaware Investments family. The Distributor ("DDLP") received net commissions from the Funds on behalf of the Class A Shares, after allowances to dealers, as follows:


---------------------------------------------------- -----------------------------------------------------------------------
                                                                         Fiscal Year Ended June 30, 2002
---------------------------------------------------- -----------------------------------------------------------------------
                                                         Total Amount of      Amounts Reallowed to   Net Commission to DDLP
                                                     Underwriting Commission         Dealers
---------------------------------------------------- ----------------------- ----------------------- -----------------------
Delaware American Services Fund                      $                       $                       $
                                                     ---------               ---------               ---------
---------------------------------------------------- ----------------------- ----------------------- -----------------------
Delaware Focused Growth Fund                         $                       $                       $
                                                     ---------               ---------               ---------
---------------------------------------------------- ----------------------- ----------------------- -----------------------
Delaware Focused Value Fund                          $                       $                       $
                                                     ---------               ---------               ---------
---------------------------------------------------- ----------------------- ----------------------- -----------------------
Delaware Technology and Innovation Fund              $                       $                       $
                                                     ---------               ---------               ---------
---------------------------------------------------- ----------------------- ----------------------- -----------------------
Delaware Trend Fund                                  $                       $                       $
                                                     ---------               ---------               ---------
---------------------------------------------------- ----------------------- ----------------------- -----------------------

---------------------------------------------------- -----------------------------------------------------------------------
                                                                         Fiscal Year Ended June 30, 2001
---------------------------------------------------- -----------------------------------------------------------------------
                                                         Total Amount of      Amounts Reallowed to   Net Commission to DDLP
                                                     Underwriting Commission         Dealers
---------------------------------------------------- ----------------------- ----------------------- -----------------------
Delaware American Services Fund                              $3,059                  $2,587                    $472
---------------------------------------------------- ----------------------- ----------------------- -----------------------
Delaware Focused Growth Fund                                  -----                   -----                   -----
---------------------------------------------------- ----------------------- ----------------------- -----------------------
Delaware Focused Value Fund                                   -----                   -----                   -----
---------------------------------------------------- ----------------------- ----------------------- -----------------------
Delaware Technology and Innovation Fund                    $544,870                $473,349                 $71,521
---------------------------------------------------- ----------------------- ----------------------- -----------------------
Delaware Trend Fund                                      $2,870,972              $2,547,047                $323,925
---------------------------------------------------- ----------------------- ----------------------- -----------------------

---------------------------------------------------- -----------------------------------------------------------------------
                                                                         Fiscal Year Ended June 30, 2000
---------------------------------------------------- -----------------------------------------------------------------------
                                                         Total Amount of      Amounts Reallowed to   Net Commission to DDLP
                                                     Underwriting Commission         Dealers
---------------------------------------------------- ----------------------- ----------------------- -----------------------
---------------------------------------------------- ----------------------- ----------------------- -----------------------
Delaware American Services Fund(1)                              $94                   -----                     $94
---------------------------------------------------- ----------------------- ----------------------- -----------------------
Delaware Focused Growth Fund(1)                               -----                   -----                   -----
---------------------------------------------------- ----------------------- ----------------------- -----------------------
Delaware Focused Value Fund(1)                                -----                   -----                   -----
--------------------------------------------------- ----------------------- ----------------------- -----------------------
Delaware Technology and Innovation Fund(1)               $1,355,469              $1,199,105                $156,364
---------------------------------------------------- ----------------------- ----------------------- -----------------------
Delaware Trend Fund                                      $1,972,188              $1,706,877                $265,311
---------------------------------------------------- ----------------------- ----------------------- -----------------------


(1)      Commenced operations on December 29, 1999.



         The Distributor received in the aggregate Limited CDSC payments with respect to the Fund's Class A Shares as follows:


---------------------------------------------------- -----------------------------------------------------------------------
                                                                             Limited CDSC Payments
---------------------------------------------------- -----------------------------------------------------------------------
                                                                          Fiscal Year Ended June 30,
---------------------------------------------------- -----------------------------------------------------------------------
                                                              2002                    2001                    2000
---------------------------------------------------- ----------------------- ----------------------- -----------------------
Delaware American Services Fund(1)                   $                               -----                   -----
                                                     ---------
---------------------------------------------------- ----------------------- ----------------------- -----------------------
Delaware Focused Growth Fund(1)                      $                               -----                   -----
                                                     ---------
---------------------------------------------------- ----------------------- ----------------------- -----------------------
Delaware Focused Value Fund(1)                       $                               -----                   -----
                                                     ---------
---------------------------------------------------- ----------------------- ----------------------- -----------------------
Delaware Technology and Innovation Fund(1)           $                               -----                   -----
                                                     ---------
---------------------------------------------------- ----------------------- ----------------------- -----------------------
Delaware Trend Fund                                  $                               $1,619                 $15,382
                                                     ---------
---------------------------------------------------- ----------------------- ----------------------- -----------------------


(1)      Commenced operations on December 29, 1999.

         The Distributor received in the aggregate CDSC payments with respect to the Fund's Class B Shares as follows:


---------------------------------------------------- -----------------------------------------------------------------------
                                                                                   CDSC Payments
                                                     -----------------------------------------------------------------------
                                                                            Fiscal Year Ended June 30,
                                                     -----------------------------------------------------------------------
                                                              2002                     2001                    2000
---------------------------------------------------- ----------------------- ----------------------- -----------------------
Delaware American Services Fund(1)                   $                                 -----                   -----
                                                     ---------
---------------------------------------------------- ----------------------- ----------------------- -----------------------
Delaware Focused Growth Fund(1)                      $                                 -----                   -----
                                                     ---------
---------------------------------------------------- ----------------------- ----------------------- -----------------------
Delaware Focused Value Fund(1)                       $                                 -----                   -----
                                                     ---------
---------------------------------------------------- ----------------------- ----------------------- -----------------------
Delaware Technology and Innovation Fund(1)           $                             $196,582                    $20,531
                                                     ---------
---------------------------------------------------- ----------------------- ----------------------- -----------------------
Delaware Trend Fund                                  $                             $463,257                  $231,739
                                                     ---------
---------------------------------------------------- ----------------------- ----------------------- -----------------------


(1)      Commenced operations on December 29, 1999.

         The Distributor received CDSC payments with respect to the Fund's Class C Shares as follows:


--------------------------------------------------- -----------------------------------------------------------------------
                                                                                CDSC Payments
                                                    -----------------------------------------------------------------------
                                                                          Fiscal Year Ended June 30,
                                                    -----------------------------------------------------------------------
                                                             2002                    2001                    2000
--------------------------------------------------- ----------------------- ----------------------- -----------------------
Delaware American Services Fund(1)                  $                                $65                    -----
                                                    ---------
--------------------------------------------------- ----------------------- ----------------------- -----------------------
--------------------------------------------------- ----------------------- ----------------------- -----------------------
Delaware Focused Growth Fund(1)                     $                               -----                   -----
                                                    ---------
--------------------------------------------------- ----------------------- ----------------------- -----------------------
--------------------------------------------------- ----------------------- ----------------------- -----------------------
Delaware Focused Value Fund(1)                      $                               -----                   -----
                                                    ---------
--------------------------------------------------- ----------------------- ----------------------- -----------------------
--------------------------------------------------- ----------------------- ----------------------- -----------------------
Delaware Technology and Innovation Fund(1)          $                              $21,386                 $10,007
                                                    ---------
--------------------------------------------------- ----------------------- ----------------------- -----------------------
--------------------------------------------------- ----------------------- ----------------------- -----------------------
Delaware Trend Fund                                 $                              $47,439                 $12,297
                                                    ---------
--------------------------------------------------- ----------------------- ----------------------- -----------------------


(1)      Commenced operations on December 29, 1999.

         The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for each Fund and for the other mutual funds in the Delaware Investments family. The Transfer Agent is paid a fee by each Fund for providing these services consisting of an annual per account charge of $5.50 plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the disinterested trustees. The Transfer Agent also provides accounting services to each Fund. Those services include performing all functions related to calculating each Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Investments family for which it provides such accounting services. Such fee is equal to 0.025% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.020% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to a Fund, including each Fund, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.


         The Manager and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of Equity Funds III's advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause Equity Funds III to delete the words "Delaware Group" from Equity Funds III's name.


         The JPMorgan Chase Bank ("JPMorgan"), 4 Chase Metrotech Center, Brooklyn, NY 11245, is custodian of each Fund's securities and cash. As custodian for a Fund, JPMorgan maintains a separate account or accounts for the Fund; receives, holds and releases portfolio securities on account of the Fund; receives and disburses money on behalf of the Fund; and collects and receives income and other payments and distributions on account of the Fund's portfolio securities.


Capitalization

         Equity Funds III has a present unlimited authorized number of shares of beneficial interest with no par value allocated to each Class. Each Class represents a proportionate interest in the assets of a Fund, and each has the same voting and other rights and preferences as the other classes of the Fund, except that shares of the Institutional Class may not vote on any matter that affects a Fund Classes' Distribution Plans under Rule 12b-1. Similarly, as a general matter, shareholders of Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares may vote on any proposal to increase materially the fees to be paid by a Fund under the Rule 12b-1 Plan relating to Class A Shares. General expenses of a Fund will be allocated on a pro-rata basis to the classes according to asset size, except that expenses of the Plans of Class A Shares, Class B Shares and Class C Shares will be allocated solely to those classes.

         All shares have no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable and, except as described above, have equal voting rights.

         Prior to September 6, 1994, Trend Fund A Class was known as Trend Fund class and Trend Fund Institutional Class was known as Trend Fund (Institutional) class. Effective August 16, 1999, the name of Trend Fund was changed to Delaware Trend Fund. Also effective on that date, corresponding changes were made to the names of the Fund's Classes.

         Effective as of August 29, 1997, the name of Delaware Group Trend Fund, Inc. was changed to Delaware Group Equity Funds III, Inc. and effective August 27, 1999, the name of Delaware Group Equity Funds III, Inc. was changed to Delaware Group Equity Funds III.

Noncumulative Voting

         Equity Funds III shares have noncumulative voting rights which means that the holders of more than 50% of the shares of Equity Funds III voting for the election of trustees can elect all the trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any trustees.

         This Part B does not include all of the information contained in the Registration Statement which is on file with the SEC.


FINANCIAL STATEMENTS


         Ernst & Young LLP serves as the independent auditors for Delaware Group Equity Funds III and, in its capacity as such, audits the annual financial statements of the Funds. Each Fund's Statement of Net Assets, Statement of Assets and Liabilities (as applicable), Statement of Operations, Statement of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the report of Ernst & Young LLP, independent auditors, for the fiscal year ended June 30, 2002 are included in the Fund's Annual Report to shareholders. The financial statements and financial highlights, the notes relating thereto and the reports of Ernst & Young LLP listed above are incorporated by reference from the Annual Reports into this Part B.

APPENDIX A--INVESTMENT OBJECTIVES OF THE FUNDS IN THE DELAWARE INVESTMENTS
FAMILY

         Following is a summary of the investment objectives of the funds in the Delaware Investments family:

         Delaware Balanced Fund seeks long-term growth by a balance of capital appreciation, income and preservation of capital. As a balanced fund, the fund invests at least 25% of its assets in fixed-income securities and the remaining in equity securities. Delaware Devon Fund seeks total return. It will invest primarily in common stocks. It will focus on common stocks that the manager believes to have potential for above-average earnings per share growth over time.


         Delaware Trend Fund seeks capital appreciation by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential. Delaware Technology and Innovation Fund seeks to provide long-term capital growth by investing primarily in stocks the investment advisor believes will benefit from technological advances and improvements. Delaware American Services Fund seeks to provide long-term capital growth. It invests primarily in stocks of U.S. companies in the financial services, business services and consumer services sectors. Delaware Small Cap Growth Fund seeks to provide long-term capital growth by investing in common stocks of small growth-oriented or emerging growth companies that we believe offer above average opportunities for long-term price appreciation.


         Delaware Small Cap Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.


         Delaware Growth Opportunities Fund seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth. Delaware Diversified Growth Fund seeks capital appreciation by investing in stocks of companies that have growth potential that exceeds the average anticipated growth rate.

         Delaware Decatur Equity Income Fund seeks high current income and capital appreciation. It invests primarily in dividend-paying stocks of large, well-established companies. Delaware Growth and Income Fund seeks capital appreciation with current income as a secondary objective. It invests primarily in common stocks of large, well-established companies. Delaware Social Awareness Fund seeks to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy. Delaware Diversified Value Fund seeks capital appreciation with current income as a secondary objective by investing in dividend-paying stocks and income producing securities that are convertible into common stocks.


         Delaware Delchester Fund seeks as high a current income as possible by investing principally in high yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. Delaware Strategic Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities. Delaware High-Yield Opportunities Fund seeks to provide investors with total return and, as a secondary objective, high current income. Delaware Corporate Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds. Delaware Extended Duration Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds.

         Delaware American Government Bond Fund seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         Delaware Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities.

         Delaware Cash Reserve Fund seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

         REIT Fund seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry.

         Delaware Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

         Delaware Tax-Free USA Fund seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. Delaware Tax-Free Insured Fund invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. Delaware Tax-Free USA Intermediate Fund seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

         Delaware Tax-Free Pennsylvania Fund seeks a high level of current interest income exempt from federal and, to the extent possible, certain Pennsylvania state and local taxes, consistent with the preservation of capital.


         Foundation Funds are "fund of funds" which invest in other funds in the Delaware Investments family (referred to as "Underlying Funds"). Delaware Income Allocation Portfolio seeks a combination of current income and preservation of capital with capital appreciation by investing primarily in a mix of fixed income and domestic equity securities, including fixed income and domestic equity Underlying Funds. Delaware Balanced Allocation Portfolio seeks capital appreciation with current income as a secondary objective by investing primarily in domestic equity and fixed income securities, including domestic equity and fixed income Underlying Funds. Delaware Growth Allocation Portfolio seeks long-term capital growth by investing primarily in equity securities, including equity Underlying Funds, and, to a lesser extent, in fixed income securities, including fixed-income Underlying Funds. Delaware S&P 500 Index Fund seeks to replicate the total return of the Standard & Poor's 500 Composite Stock Price Index, which emphasizes large U.S. companies.

         Delaware International Value Equity Fund seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. Delaware Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries. Delaware International Small Cap Value Fund seeks to achieve long-term capital appreciation by investing primarily in smaller non-U.S. companies, which may include companies located or operating in established or emerging countries.


         Delaware U.S. Growth Fund seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry.

         Delaware VIP Trust offers various funds available exclusively as funding vehicles for certain insurance company separate accounts. Delaware VIP Balanced Series seeks a balance of capital appreciation, income and preservation of capital. As a "balanced" fund, the Series invests at least 25% of its assets in fixed-income securities and the remainder primarily in equity securities. Delaware VIP Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. Delaware VIP Cash Reserve Series is a money market fund which seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. Delaware VIP Convertible Securities Series seeks a high level of total return on its assets through a combination of capital appreciation and current income. The Series intends to pursue its investment objective by investing primarily in convertible securities. Delaware VIP Devon Series seeks total return. The Series will seek to achieve its objective by investing primarily in common stocks, with a focus on common stocks that the investment manager believes have the potential for above-average earnings per share growth over time. Delaware VIP Emerging Markets Series seeks to achieve long-term capital appreciation. The Series seeks to achieve its objective by investing primarily in equity securities of issuers located or operating in emerging countries. Delaware VIP Global Bond Series seeks current income consistent with preservation of principal by investing primarily in fixed-income securities that may also provide the potential for capital appreciation. The Series will invest in fixed-income securities of issuers from at least three different countries, one of which may be the United States. Delaware VIP Growth and Income Series seeks capital appreciation with current income as a secondary objective. It seeks to achieve its objective by investing primarily in common stocks of large, well-established companies. Delaware VIP Growth Opportunities Series seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. Delaware VIP High Yield Series seeks total return and, as a secondary objective, high current income. It seeks to achieve its objective by investing primarily in high-yield corporate bonds. Delaware VIP International Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers providing the potential for capital appreciation and income. Delaware VIP REIT Series seeks to achieve maximum long-term total return. Capital appreciation is a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry. Delaware VIP Select Growth Series seeks long-term capital appreciation. The Series attempts to achieve its investment objective by investing primarily in equity securities of companies of all sizes which the manager believes have the potential for high earnings growth. Delaware VIP Small Cap Value Series seeks capital appreciation by investing primarily in small cap common stocks whose market value appears low relative to their underlying value or future earnings and growth potential. Delaware VIP Social Awareness Series seeks to achieve long-term capital appreciation. The Series seeks to achieve its objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy. Delaware VIP Strategic Income Series seeks high current income and total return. The Series seeks to achieve its objective by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities markets: high-yield, higher risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. Delaware VIP Technology and Innovation Series seeks to provide long-term capital growth by investing primarily in stocks that the manager believes will benefit from technological advances and improvements. Delaware VIP Trend Series seeks long-term capital appreciation by investing primarily in small cap common stocks and convertible securities of emerging and other growth-oriented companies. Delaware VIP U.S. Growth Series seeks to maximize capital appreciation. The Series seeks to achieve its objective by investing primarily in stocks of companies of all sizes. We look for stocks with low dividend yields, strong balance sheets and high expected earnings growth rates as compared to other companies in the same industry.

         Delaware Tax-Free Arizona Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware Tax-Free Minnesota Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

         Delaware Tax-Free Minnesota Intermediate Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with preservation of capital. The Fund seeks to reduce market risk by maintaining a dollar-weighted average effective maturity from five to ten years.

         Delaware Tax-Free California Insured Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware Tax-Free Florida Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware Tax-Free Florida Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware Tax-Free Missouri Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Missouri personal income tax, consistent with the preservation of capital. Delaware Tax-Free Oregon Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Oregon personal income tax, consistent with the preservation of capital.

         Delaware Tax-Free Arizona Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware Tax-Free California Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware Tax-Free Idaho Fund seeks to provide a high level of current income exempt from federal income tax and the Idaho personal income tax, consistent with the preservation of capital. Delaware Minnesota High-Yield Municipal Bond Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax primarily through investment in medium and lower grade municipal obligations. Delaware National High-Yield Municipal Fund seeks to provide a high level of income exempt from federal income tax, primarily through investment in medium and lower grade municipal obligations. Delaware Tax-Free New York Fund seeks to provide a high level of current income exempt from federal income tax and the personal income tax of the state of New York and the city of New York, consistent with the preservation of capital.

         Delaware Tax-Free Colorado Fund seeks to provide a high level of current income exempt from federal income tax and the Colorado personal income tax, consistent with the preservation of capital.

         Delaware Select Growth Fund seeks long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities believed to have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments. Delaware Core Equity Fund seeks long-term capital appreciation. The Fund typically invests in large capitalization companies with relatively consistent earnings growth records.


         Delaware Tax-Free Minnesota Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.


         For more complete information about any of the funds in the Delaware Investments family, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

         Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus.

                                     PART C

                                Other Information


Item 23. Exhibits

         (a)      Agreement and Declaration of Trust.

                  (1)      Agreement and Declaration of Trust (December 17,
                           1998) incorporated into this filing by reference to Post-Effective Amendment No. 58 filed June 25, 1999.

                  (2) Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 58 filed June 25, 1999.

         (b) By-Laws. By-Laws (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 58 filed June 25, 1999.

         (c)      Copies of All Instruments Defining the Rights of Holders.

                  (1) Agreement and Declaration of Trust. Articles III, IV, V and VI of Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 58 filed June 25, 1999.

                  (2) By-Laws. Article II of By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 58 filed June 25, 1999.

         (d)      Investment Management Agreement.

                  (1) Investment Management Agreement (August 27, 1999) between Delaware Management Company and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 59 filed August 27, 1999.

                  (2) Executed Amendment No. 1 (December 22, 1999) to the Investment Management Agreement incorporated by reference to Post-Effective Amendment No. 62 filed April 12, 2001.

                  (3) Executed Amendment No. 2 (June 26, 2001) to the Investment Management Agreement attached as Exhibit.

         (e)      (1) Distribution Agreement.

                           (i)      Executed Distribution Agreement (April 19,
                                    2001) between Delaware Distributors, L.P.
                                    and the Registrant on behalf of each Fund attached as Exhibit.

                           (ii) Executed Amendment No. 1 (June 26, 2001) to the Distribution Agreement

                           (iii) Executed Financial Intermediary Distribution Agreement (January 1, 2001) between Delaware Distributors, L.P. and Lincoln Financial Distributors, Inc. on behalf of the Registrant incorporated into this filing be reference to Post-Effective Amendment No. 64 filed August 29, 2001.

                           (iv) Executed Appendix A (December 20, 2001) to the Financial Intermediary Distribution Agreement attached as Exhibit.

                  (2) Dealer's Agreement. Dealer's Agreement (January 2001) attached as Exhibit.

                  (3) Vision Mutual Fund Gateway Agreement. Vision Mutual Fund Gateway Agreement (November 2000) attached as Exhibit.

                  (4) Registered Investment Advisers Agreement. Registered Investment Advisers Agreement (January 2001) attached as Exhibit.

                  (5)      Bank/Trust Agreement. Bank/Trust Agreement (January
                           2001) attached as Exhibit.

         (f)      Inapplicable.

         (g)      Custodian Agreement.

                  (1) Executed Custodian Agreement (May 1, 1996) between JPMorgan Chase Bank (formerly The Chase Manhattan
                           Bank) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 62 filed April 12, 2001.

                           (i) Executed Amendment (July 1, 2001) to the Custodian Agreement between JPMorgan Chase Bank and the Registrant attached as Exhibit.

                           (ii) Executed Letter to add Delaware Group Equity Funds III, Inc.- Trend Fund to the Custodian Agreement incorporated into this filing by reference to Post-Effective Amendment No. 61 filed August 29, 2000.

                           (iii) Executed Letter to add Delaware Technology and Innovation Fund, Delaware American Services Fund, Delaware Research Fund and Delaware Focused Growth Fund (formerly Delaware Large Cap Growth Fund) to Custodian Agreement incorporated into this filing by reference to Post-Effective Amendment No. 62 filed April 12, 2001.

                  (2)      Executed Securities Lending Agreement (December 22,
                           1998) between JPMorgan Chase Bank (formerly The Chase Manhattan Bank) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 62 filed April 12, 2001.

                           (i) Executed Amendment (October 3, 2001) to the Securities Lending Agreement between JPMorgan Chase Bank and the Registrant attached as Exhibit.

                  (3) Form of Amended and Restated Mutual Fund Custody and Services Agreement (May 2002) between Mellon Bank, N.A. and the Registrant attached as Exhibit.

                  (4)      Executed Securities Lending Authorization (March 12,
                           2002) between Mellon Bank, N.A. and the Registrant attached as Exhibit.

         (h)      Other Material Contracts.

                  (1)      Executed Shareholders Services Agreement (April 19,
                           2001) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund attached as Exhibit.

                           (i) Executed Amendment No. 1 (June 26, 2001) to the Shareholder Services Agreement attached as Exhibit.

                           (ii) Executed Schedule B (May 16, 2002) to the Shareholder Services Agreement attached as Exhibit.

                  (2) Executed Delaware Group of Funds Fund Accounting Agreement (August 19, 1996) with Delaware Service Company, Inc. incorporated into this filing by reference to Post-Effective Amendment No. 56 filed August 29, 1997.

                           (i) Executed Amendment No. 24 (June 26, 2001) to the Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

                           (ii) Executed Schedule B (May 16, 2002) to the Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

         (i) Opinion of Counsel. Incorporated into this filing by reference to Post-Effective Amendment No. 63 filed June 25, 2001.

         (j)      Consent of Auditors. To be filed by Amendment.

         (k-l)    Inapplicable.

         (m)      Plans under Rule 12b-1.

                  (1) Plan under Rule 12b-1 for each Fund's Class A attached as Exhibit.

                  (2) Plan under Rule 12b-1 for each Fund's Class B attached as Exhibit.

                  (3) Plan under Rule 12b-1 for each Fund's Class C attached as Exhibit.

         (n) Plan under Rule 18f-3. Incorporated into this filing by reference to Post-Effective Amendment No. 62 filed April 12, 2001.

         (o)      Inapplicable.

         (p)      Codes of Ethics.

                  (1) Codes of Ethics for the Registrant, Delaware Management Company, a series of Delaware Management Business Trust, and Delaware Distributors, L.P. incorporated into this filing by reference to Post-Effective Amendment No. 61 filed August 29, 2000.

                  (2) Code of Ethics for Lincoln Financial Distributors, Inc. incorporated into this filing by reference to Post-Effective Amendment No. 62 filed April 12, 2001.

         (q) Power of Attorney. Incorporated into this filing by reference to Post-Effective Amendment No. 62 filed April 12, 2001.

Item 24. Persons Controlled by or under Common Control with Registrant. None.

Item 25. Indemnification. Article VI of the By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 58 filed
         June 25, 1999.

Item 26. Business and Other Connections of Investment Adviser.

         Delaware Management Company (the "Manager"), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Delaware Group Cash Reserve, Delaware Group Tax-Free Fund, Delaware Group State Tax-Free Fund, Delaware Group Tax-Free Money Fund, Delaware VIP Trust, Delaware Group Global & International Funds, Delaware Group Adviser Funds, Delaware Investments Dividend and Income Fund, Inc., Delaware Investments Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Voyageur Intermediate Tax-Free Funds, Voyageur Tax-Free Funds, Voyageur Funds, Voyageur Insured Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Delaware Investments Arizona Municipal Income Fund, Inc., Delaware Investments Colorado Insured Municipal Income Fund, Inc., Delaware Investments Florida Insured Municipal Income Fund, Delaware Investments Minnesota Municipal Income Fund, Inc., Delaware Investments Minnesota Municipal Income Fund II, Inc. and Delaware Investments Minnesota Municipal Income Fund III, Inc.) as well as to certain non-affiliated registered investment companies. In addition, certain officers of the Manager also serve as trustees of the other Delaware Investments funds, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 27 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

    The following persons serving as directors or officers of the Manager have held the following positions during the past two years:

------------------------------------------------- -----------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates and
Name and Principal Business Address*              other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Charles E. Haldeman, Jr.                          Chief Executive Officer of Delaware Management Company, Vantage Investment
                                                  Advisers (each a series of Delaware Management Business Trust) and Delaware
                                                  General Management, Inc.

                                                  Chairman and Director of Delaware International Advisers Ltd.

                                                  Chairman of each fund in the Delaware Investments Family of Funds

                                                  Chief Executive Officer and Director/Trustee of DMH Corp., Delaware Management
                                                  Company, Inc., Delaware International Holdings Ltd., Delaware Management
                                                  Business Trust, Delaware Investments U.S., Inc. and DIAL Holding Company, Inc.

                                                  President/Chief Executive Officer and Director/Trustee of Delaware Management
                                                  Holdings, Inc. and Lincoln National Investment Companies, Inc.

                                                  President/Chief Executive Officer of Delaware Lincoln Cash Management and
                                                  Delaware Lincoln Investment Advisers (each a series of Delaware Management
                                                  Business Trust)

                                                  Director of Delaware Service Company, Inc., Delaware Capital Management Inc.,
                                                  Retirement Financial Services, Inc., Delaware Distributors, Inc. and LNC
                                                  Administrative Services Corporation
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- -----------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates and
Name and Principal Business Address*              other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
David K. Downes                                   President of Delaware Management Company (a series of Delaware Management
                                                  Business Trust)

                                                  Chairman/President/Chief Executive Officer and Director/Trustee of Delaware
                                                  Services Company, Inc., Retirement Financial Services, Inc. and LNC
                                                  Administrative Services Corporation

                                                  Chairman/Chief Executive Officer and Director/Trustee of Delaware Management
                                                  Trust Company

                                                  President/Chief Executive Officer/Chief Financial Officer of each fund in the
                                                  Delaware Investments Family of Funds

                                                  President/Chief Executive Officer and Director/Trustee of Delaware Capital
                                                  Management, Inc.

                                                  President/Chief Operating Officer/Chief Financial Officer and Director/Trustee
                                                  of Delaware International Holdings Ltd.

                                                  President/Chief Operating Officer and Director/Trustee of Delaware General
                                                  Management, Inc.

                                                  President and Director of Delaware Management Company, Inc.

                                                  Executive Vice President/Chief Operating Officer/Chief Financial Officer and
                                                  Director/Trustee of DMH Corp., Delaware Distributors, Inc., Delaware
                                                  Management Business Trust, DIAL Holding Company, Inc., Delaware Investments
                                                  U.S., Inc., Lincoln National Investment Companies, Inc. and Founders Holdings,
                                                  Inc.

                                                  Executive Vice President/Chief Operating Officer/Chief Financial Officer of
                                                  Delaware Investment Advisers, Delaware Lincoln Investment Advisers,
                                                  Vantage Investment Advisers, Delaware Lincoln Cash Management (each a series of
                                                  Delaware Management Business Trust), Delaware Management Holdings, Inc., Delaware
                                                  Distributors, L.P. and Founders CBO Corporation

                                                  Executive Vice President/Chief Operating Officer of Delaware Lincoln Cash
                                                  Management (a series of Delaware Management Business Trust)

                                                  Director of Delaware International Advisers Ltd.

                                                  President and Director of Lincoln National Income Fund, Inc. and Lincoln
                                                  National Convertible Securities Fund, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
John C. E. Campbell                               Executive Vice President/Global Marketing & Client Services of Delaware
                                                  Management Company, Delaware Investment Advisers, Delaware
                                                  Lincoln Investment Advisers, Vantage Investment Advisers
                                                  (each a series of Delaware Management Business Trust) and
                                                  Retirement Financial Services, Inc.

                                                  Director of Delaware International Advisers Ltd.
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- -----------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates and
Name and Principal Business Address*              other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
William E. Dodge                                  Executive Vice President/Chief Investment Officer - Equity of Delaware
                                                  Management Company (a series of Delaware Management Business Trust), Delaware
                                                  Management Holdings, Inc., Delaware Capital Management, Inc., Lincoln National
                                                  Investment Companies, Inc. and each fund in the Delaware Investments Family of
                                                  Funds

                                                  President/Chief Investment Officer - Equity of Delaware Investment Advisers (a
                                                  series of Delaware Management Business Trust)

                                                  President of Vantage Investment Advisers (a series of Delaware Management
                                                  Business Trust)

                                                  Executive Vice President of Delaware Management Business Trust
------------------------------------------------- --------------------------------------------------------------------------------
Jude T. Driscoll                                  Executive Vice President of Fixed Income of Delaware Management Company,
                                                  Delaware Investment Advisers, Delaware Lincoln Investment Advisers (each a series of Delaware Management Business Trust), Delaware Management Holdings,
                                                  Inc., Delaware Capital Management, Inc., Lincoln National Investment
                                                  Companies, Inc., Founders Holdings, Inc. and each fund in the Delaware
                                                  Investments Family of Funds

                                                  President and Director of Founders CBO Corporation

                                                  Executive Vice President of Delaware Management Business Trust and Delaware
                                                  Lincoln Cash Management (a series of Delaware Management Business Trust)

                                                  Director of HYPPCO Finance Company Ltd.
------------------------------------------------- --------------------------------------------------------------------------------
Richard J. Flannery                               Executive Vice President/General Counsel/Chief Administrative Officer of
                                                  Delaware Management Company, Delaware Investment Advisers, Delaware Lincoln
                                                  Cash Management, Delaware Lincoln Investment Advisers, Vantage Investment
                                                  Advisers (each a series of Delaware Management Business Trust), Delaware
                                                  Management Holdings, Inc., Lincoln National Investment Companies, Inc.,
                                                  Founders CBO Corporation and each fund in the Delaware Investments Family of
                                                  Funds

                                                  President/Chief Executive Officer and Director of Delaware Distributors, Inc.

                                                  President/Chief Executive Officer of Delaware Distributors, L.P.

                                                  Executive Vice President/General Counsel/Chief Administrative Officer and
                                                  Director/Trustee of DMH Corp., Delaware Management Company, Inc., Delaware
                                                  Service Company, Inc., Delaware Capital Management, Inc., Retirement Financial
                                                  Services, Inc., Delaware Management Trust Company, Delaware General
                                                  Management, Inc., Delaware Management Business Trust, Delaware Investments
                                                  U.S., Inc., DIAL Holding Company, Inc. and LNC Administrative Services
                                                  Corporation

                                                  Executive Vice President/General Counsel and Director of Delaware
                                                  International Holdings Ltd. and Founders Holdings, Inc.

                                                  Director of Delaware International Advisers Ltd. and HYPPCO Finance Company
                                                  Ltd.

                                                  Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverson,
                                                  PA; Director and Member of Executive Committee; Membership Officer of
                                                  Stonewall Links, Inc. since 1991, Bulltown Rd., Elverson, PA
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- -----------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates and
Name and Principal Business Address*              other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Gerald S. Frey                                    Managing Director/Chief Investment Officer - Growth Investing of Delaware
                                                  Management Company, Delaware Investment Advisers (each a series of Delaware
                                                  Management Business Trust), Delaware Capital Management, Inc. and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Douglas L. Anderson                               Senior Vice President/Operations of Delaware Management Company (a series of
                                                  Delaware Management Business Trust), Delaware Service Company, Inc., Delaware
                                                  Distributors, L.P., Delaware Distributors, Inc. and Retirement Financial
                                                  Services, Inc.

                                                  Senior Vice President/Operations and Director of Delaware  Management Trust
                                                  Company
------------------------------------------------- --------------------------------------------------------------------------------
Michael P. Bishof                                 Senior Vice President/Investment Accounting of Delaware Management Company,
                                                  Delaware Lincoln Investment Advisers, Vantage Investment Advisers (each a series of Delaware Management Business Trust), Delaware Service Company, Inc.,
                                                  Delaware Capital Management, Inc., Delaware Distributors, L.P. and Founders
                                                  Holdings, Inc.

                                                  Senior Vice President/Treasurer of Founders CBO Corporation and
                                                  each fund in the Delaware Investments Family of Funds

                                                  Senior Vice President/Treasurer/Investment Accounting of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust)

                                                  Senior Vice President/Manager of Investment Accounting of Delaware
                                                  International Holdings Ltd.

                                                  Treasurer of Lincoln National Income Fund, Inc. and Lincoln National
                                                  Convertible Securities Fund, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Lisa O. Brinkley                                  Senior Vice President/Compliance Director of Delaware Management Company,
                                                  Delaware Investment Advisers, Delaware Lincoln Cash Management, Delaware
                                                  Lincoln Investment Advisers, Vantage Investment Advisers (each a series of
                                                  Delaware Management Business Trust), Delaware Management Holdings, Inc., DMH
                                                  Corp., Delaware Management Company, Inc., Delaware Service Company, Inc.,
                                                  Delaware Capital Management, Inc., Retirement Financial Services, Inc.,
                                                  Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware General
                                                  Management, Inc., Delaware Management Business Trust, Lincoln National
                                                  Investment Companies, Inc., Delaware Investments U.S., Inc., DIAL Holding
                                                  Company, Inc., LNC Administrative Services Corporation and each fund in the
                                                  Delaware Investments Family of Funds

                                                  Senior Vice President/Compliance Director/Assistant Secretary of Delaware
                                                  Management Trust Company
------------------------------------------------- --------------------------------------------------------------------------------
Ryan K. Brist                                     Senior Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers, Delaware Lincoln Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware
                                                  Investments Family of Funds

                                                  Vice President of Lincoln National Income Fund, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Joshua Brooks                                     Senior Vice President/Chief Investment Officer - Value Investing of
                                                  Delaware Management Company, Delaware Investment Advisers, Vantage Investment
                                                  Advisers (each a series of Delaware Management Business Trust), Delaware
                                                  Capital Management, Inc. and each fund in the Delaware Investments Family of
                                                  Funds
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates and
Name and Principal Business Address*              other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Timothy G. Connors                                Senior Vice President/Director of Research - Fundamental of Delaware
                                                  Management Company, Delaware Investment Advisers, Delaware Lincoln Investment
                                                  Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

                                                  Managing Director of Vantage Investment Advisers (a series of Delaware
                                                  Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Patrick P. Coyne                                  Senior Vice President/Deputy Chief Investment Officer - Fixed Income of
                                                  Delaware Management Company, Delaware Investment Advisers (each a series of
                                                  Delaware Management Business Trust) and each fund in the Delaware Investments
                                                  Family of Funds

                                                  Senior Vice President/Senior Portfolio Manager of Delaware Capital Management,
                                                  Inc.
------------------------------------------------- --------------------------------------------------------------------------------
George E. Deming                                  Senior Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust) and each fund in the Delaware Investments Family of Funds

                                                  Director of Delaware International Advisers Ltd.
------------------------------------------------- --------------------------------------------------------------------------------
Robert J. DiBraccio                               Senior Vice President/Head of Equity Trading of Delaware Management
                                                  Company, Delaware Investment Advisers, Delaware Lincoln Investment Advisers
                                                  (each a series of Delaware Management Business Trust) and Delaware
                                                  Capital Management, Inc.

                                                  Senior Vice President/Equity Trading of Vantage Investment Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
J. Paul Dokas                                     Senior Vice President/Director of Research - Quantitative of Delaware
                                                  Management Company, Delaware Investment Advisers, Delaware Lincoln Investment
                                                  Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

                                                  Managing Director of Vantage Investment Advisers (a series of Delaware
                                                  Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
John B. Fields                                    Senior Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust) and each fund in the Delaware Investments Family of Funds

                                                  Trustee of Delaware Management Business Trust
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates and
Name and Principal Business Address*              other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Joseph H. Hastings                                Senior Vice President/ Treasurer/Controller of Delaware Management Company,
                                                  Delaware Lincoln Cash Management, Delaware Lincoln Investment Advisers,
                                                  Vantage Investment Advisers (each a series of Delaware Management Business
                                                  Trust), Delaware Management Holdings, Inc., DMH Corp., Delaware Management
                                                  Company, Inc., Delaware Service Company, Inc., Delaware Capital Management,
                                                  Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware
                                                  General Management, Inc., Delaware Management Business Trust, Delaware
                                                  Investments U.S., Inc., DIAL Holding Company, Inc., Lincoln National
                                                  Investment Companies, Inc. and LNC Administrative Services Corporation

                                                  Executive Vice President/Chief Financial Officer/Treasurer and Director of
                                                  Delaware Management Trust Company

                                                  Executive Vice President/Chief Financial Officer of Retirement Financial
                                                  Services, Inc.

                                                  Senior Vice President/Treasurer/Corporate Controller of Delaware International
                                                  Holdings Ltd. and Founders Holdings, Inc.

                                                  Senior Vice President/Controller of Delaware Investment Advisers (a series of
                                                  Delaware Management Business Trust) and each fund in the Delaware Investments
                                                  Family of Funds

                                                  Senior Vice President/Assistant Treasurer of Founders CBO Corporation
------------------------------------------------- --------------------------------------------------------------------------------
Joanne O. Hutcheson                               Senior Vice President/Human Resources of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Lincoln Cash Management, Delaware Lincoln
                                                  Investment Advisers, Vantage Investment Advisers (each a series of Delaware
                                                  Management Business Trust), Delaware Management Holdings, Inc., DMH Corp.,
                                                  Delaware Management Company, Inc., Delaware Service Company, Inc., Delaware
                                                  Capital Management, Inc., Retirement Financial Services, Inc., Delaware
                                                  Management Trust Company, Delaware Distributors, L.P., Delaware Distributors,
                                                  Inc., Delaware General Management, Inc., Delaware Management Business Trust,
                                                  Delaware Investments U.S., Inc., DIAL Holding Company, Inc., Lincoln National
                                                  Investment Companies, Inc., LNC Administrative Services Corporation and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Karina J. Istvan                                  Senior Vice President/Retail Investor Services of Delaware Management Company,
                                                  Delaware Lincoln Investment Advisers (each a series of Delaware Management
                                                  Business Trust), Delaware Distributors, Inc., Delaware Capital Management,
                                                  Inc., Retirement Financial Services, Inc., Delaware Distributors, L.P. and
                                                  each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates and
Name and Principal Business Address*              other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Richelle S. Maestro                               Senior Vice President/Deputy General Counsel/Secretary of Delaware Management
                                                  Company, Delaware Investment Advisers, Delaware Lincoln Cash Management,
                                                  Delaware Lincoln Investment Advisers, Vantage Investment Advisers (each a series of Delaware Management Business Trust), Delaware Management Holdings,
                                                  Inc., DMH Corp., DIAL Holding Company, Inc., Delaware Investments U.S., Inc.,
                                                  Delaware Management Company, Inc., Delaware Service Company, Inc., Delaware
                                                  Capital Management, Inc., Retirement Financial Services, Inc., Delaware
                                                  Management Trust Company,  Delaware General Management, Inc., Delaware
                                                  Management Business Trust, Founders Holdings, Inc., Founders CBO Corporation,
                                                  Lincoln National Investment Companies, Inc., LNC Administrative Services
                                                  Corporation and each fund in the Delaware Investments Family of Funds

                                                  Senior Vice President/Deputy General Counsel/Assistant Secretary of Delaware
                                                  International Holdings Ltd.

                                                  Senior Vice President/General Counsel/Secretary of Delaware Distributors, L.P.
                                                  and Delaware Distributors, Inc.

                                                  General Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane,
                                                  Philadelphia, PA.
------------------------------------------------- --------------------------------------------------------------------------------
Susan L. Natalini                                 Senior Vice President/Global Marketing & Client Services of Delaware
                                                  Management Company, Delaware Investment Advisers and Delaware Lincoln
                                                  Investment Advisers (each a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
John J. O'Connor                                  Senior Vice President/Investment Accounting of Delaware Management Company,
                                                  Delaware Lincoln Investment Advisers (each a series of Delaware Management
                                                  Business Trust) and Delaware Service Company, Inc.

                                                  Senior Vice President/Investment Accounting/Assistant Treasurer of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust)

                                                  Senior Vice President/Assistant Treasurer of each fund in the Delaware
                                                  Investments Family of Funds

                                                  Assistant Treasurer of Lincoln National Income Fund, Inc. and Lincoln National
                                                  Convertible Securities Fund, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Paul M. Ross                                      Senior Vice President/Global Marketing & Client Services of Delaware
                                                  Management Company, Delaware Investment Advisers and Delaware Lincoln
                                                  Investment Advisers (each a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
James L. Shields                                  Senior Vice President/Chief Information Officer of Delaware Management
                                                  Company, Delaware Investment Advisers, Delaware Lincoln Investment Advisers,
                                                  Vantage Investment Advisers (each a series of Delaware Management Business
                                                  Trust), Delaware Service Company, Inc., Delaware Capital Management, Inc.,
                                                  Retirement Financial Services, Inc. and Delaware Distributors, L.P.
------------------------------------------------- --------------------------------------------------------------------------------
Frank M. Staves                                   Senior Vice President/Client Services of Delaware Management Company, Delaware
                                                  Investment Advisers and Delaware Lincoln Investment Advisers (each a series of
                                                  Delaware Management Business Trust)

------------------------------------------------- --------------------------------------------------------------------------------
David Starer (1)                                  Senior Vice President/Portfolio Manager/Senior Equity Analyst of Delaware
                                                  Management Company, Delaware Investment Advisers (each a series of Delaware
                                                  Management Business Trust) and each fund in the Delaware Investments Family of
                                                  Funds
------------------------------------------------- --------------------------------------------------------------------------------
Gary T. Abrams                                    Vice President/Equity Trader of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Lincoln Investment Advisers and Vantage
                                                  Investment Advisers (each a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates and
Name and Principal Business Address*              other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Christopher S. Adams                              Vice President/Senior Equity Analyst I of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Lincoln Investment Advisers, Vantage Investment
                                                  Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Peter C. Andersen                                 Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers, Delaware Lincoln Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware
                                                  Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Damon J. Andres                                   Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Robert L. Arnold                                  Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust), Delaware Capital Management, Inc. and each fund in the Delaware
                                                  Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Marshall T. Bassett                               Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Joseph Baxter                                     Vice President/Senior Municipal Bond Trader of Delaware Management Company and
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Christopher S. Beck                               Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust), Delaware Capital Management, Inc. and each fund in the Delaware
                                                  Investments Family of Funds

                                                  Trustee of New Castle County Pension Board since October 1992, Wilmington, DE
------------------------------------------------- --------------------------------------------------------------------------------
Richard E. Biester                                Vice President/Equity Trader of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Lincoln Investment Advisers and Vantage
                                                  Investment Advisers (each a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Vincent A. Brancaccio                             Vice President/Senior Equity Trader of Delaware Management Company and
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Michael P. Buckley                                Vice President/Portfolio Manager/Senior Municipal Bond Analyst of Delaware
                                                  Management Company, Delaware Investment Advisers (each a series of Delaware
                                                  Management Business Trust) and each fund in the Delaware Investments Family of
                                                  Funds
------------------------------------------------- --------------------------------------------------------------------------------
MaryEllen M. Carrozza                             Vice President/Client Services of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust),
                                                  Delaware General Management, Inc. and each fund in the Delaware Investments
                                                  Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Stephen R. Cianci                                 Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust),
                                                  Delaware Capital Management, Inc. and each fund in the Delaware Investments
                                                  Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Mitchell L. Conery                                Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates and
Name and Principal Business Address*              other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
David F. Connor                                   Vice President/Deputy General Counsel/Assistant Secretary of Delaware
                                                  Management Company, Delaware Investment Advisers, Delaware Lincoln Cash
                                                  Management, Delaware Lincoln Investment Advisers, Vantage Investment Advisers
                                                  (each a series of Delaware Management Business Trust), Delaware Management
                                                  Holdings, Inc., DMH Corp., DIAL Holding Company, Inc., Delaware Investments
                                                  U.S., Inc., Delaware Management Company, Inc., Delaware Service Company, Inc.,
                                                  Delaware Capital Management, Inc., Retirement Financial Services, Inc.,
                                                  Delaware Management Trust Company, Delaware Distributors, L.P., Delaware
                                                  Distributors, Inc., Delaware General Management, Inc., Delaware Management
                                                  Business Trust, Lincoln National Investment Companies, Inc., LNC
                                                  Administrative Services Corporation and each fund in the Delaware Investments
                                                  Family of Funds

                                                  Secretary of Lincoln National Income Fund, Inc. and Lincoln National
                                                  Convertible Securities Fund, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Nancy M. Crouse                                   Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust) and each fund in the Delaware Investment Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Joseph F. DeMichele                               Vice President/High Grade Trader of Delaware Management Company, Delaware
                                                  Investment Advisers and Delaware Lincoln Investment Advisers (each a series of
                                                  Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Joel A. Ettinger                                  Vice President/Taxation of Delaware Management Company, Delaware Investment
                                                  Advisers, Delaware Lincoln Cash Management, Delaware Lincoln Investment
                                                  Advisers (each a series of Delaware Management Business Trust), Delaware
                                                  Management Holdings, Inc., DMH Corp., DIAL Holding Company, Inc., Delaware
                                                  Investments U.S., Inc., Delaware Management Company, Inc., Delaware Service
                                                  Company, Inc., Delaware Capital Management, Inc., Retirement Financial
                                                  Services, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc.,
                                                  Delaware General Management, Inc., Delaware Management Business Trust,
                                                  Founders Holdings, Inc., Founders CBO Corporation, Lincoln National Investment
                                                  Companies, Inc., LNC Administrative Services Corporation and each fund in the
                                                  Delaware Investments Family of Funds

                                                  Vice President/Taxation/Assistant Secretary of Vantage Investment Advisers (a
                                                  series of Delaware Management Business Trust)

                                                  Assistant Secretary of Lincoln National Income Fund, Inc. and Lincoln National
                                                  Convertible Securities Fund, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Phoebe W. Figland                                 Vice President/Investment Accounting of Delaware Management Company (a series of Delaware Management Business Trust), Delaware Service Company, Inc. and
                                                  each fund in the Delaware Investments Family of Funds

                                                  Assistant Treasurer of Lincoln National Income Fund, Inc. and Lincoln National
                                                  Convertible Securities Fund, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Joseph Fiorilla                                   Vice President/Trading Operations of Delaware Management Company, Delaware
                                                  Investment Advisers and Delaware Lincoln Investment Advisers  (each a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Charles E. Fish                                   Vice President/Senior Equity Trader of Delaware Management Company and
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Brian Funk                                        Vice President/High Yield Analyst of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

                                                  Vice President/Research Analyst of Delaware Lincoln Investment Advisers (a
                                                  series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates and
Name and Principal Business Address*              other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
James A. Furgele                                  Vice President/Investment Accounting of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust),
                                                  Delaware Service Company, Inc. and each fund in the Delaware Investments
                                                  Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Brent C. Garrells                                 Vice President/ High Yield Analyst of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

                                                  Vice President/ Research Analyst of Delaware Lincoln Investment Advisers (a
                                                  series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Stuart M. George                                  Vice President/Equity Trader of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Lincoln Investment Advisers and Vantage
                                                  Investment Advisers (each a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Robert E. Ginsberg                                Vice President/Senior Equity Analyst of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Lincoln Investment Advisers, Vantage Investment
                                                  Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Barry Gladstein                                   Vice President/Equity Analyst of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust),
                                                  Delaware Capital Management, Inc. and each fund in the Delaware Investments
                                                  Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Paul Grillo                                       Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust), Delaware Capital Management, Inc. and each fund in the Delaware
                                                  Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Brian T. Hannon                                   Vice President/Equity Analyst of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
John A. Heffern                                   Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Francis J. Houghton, Jr.                          Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust) and each fund in the Delaware Investments Family of Funds

                                                  Executive Vice President of Delaware General Management, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Jeffrey W. Hynoski                                Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Cynthia Isom                                      Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Audrey E. Kohart                                  Vice President/Assistant Controller - Corporate Accounting of Delaware
                                                  Management Company and Delaware Investment Advisers (each a series of Delaware
                                                  Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Steven T. Lampe                                   Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust),
                                                  Delaware Capital Management, Inc. and each fund in the Delaware Investments
                                                  Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates and
Name and Principal Business Address*              other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Kevin S. Lee                                      Vice President/Assistant Controller of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Lincoln Cash Management, Delaware Lincoln
                                                  Investment Advisers (each a series of Delaware Management Business Trust),
                                                  Delaware Management Holdings, Inc., DMH Corp., DIAL Holding Company, Inc.,
                                                  Delaware Investments U.S., Inc., Delaware Management Company, Inc., Delaware
                                                  Service Company, Inc., Delaware Capital Management, Inc., Retirement Financial
                                                  Services, Inc., Delaware Management Trust Company, Delaware Distributor, L.P.,
                                                  Delaware Distributors, Inc., Delaware General Management, Inc., Delaware
                                                  Management Business Trust, Lincoln National Investment Companies, Inc. and LNC
                                                  Administrative Services Corporation

                                                  Vice President/Treasurer/Secretary of Vantage Investment Advisers (a series of
                                                  Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
SooHee Lee                                        Vice President/Client Services of Delaware Management Company and Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Andrew M. McCullagh, Jr.                          Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Francis X. Morris                                 Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust), Delaware Capital Management, Inc. and each fund in the Delaware
                                                  Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Michael Morris                                    Vice President/Senior Equity Analyst of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and of each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
David P. O'Connor                                 Vice President/Associate General Counsel/Assistant Secretary of Delaware
                                                  Management Company, Delaware Investment Advisers, Delaware Lincoln Cash
                                                  Management, Delaware Lincoln Investment Advisers, Vantage Investment Adviser
                                                  (each a series of Delaware Management Business Trust), Delaware Management
                                                  Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware Service
                                                  Company, Inc., Delaware Capital Management, Inc., Retirement Financial
                                                  Services, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc.,
                                                  Delaware General Management, Inc., Delaware Management Business Trust,
                                                  Delaware Investments U.S., Inc., DIAL Holding Company, Inc., Lincoln National
                                                  Investment Companies, Inc., LNC Administrative Services Corporation and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Philip O. Obazee (2)                              Vice President/Derivatives Managers of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Lincoln Investment Advisers (each a series of
                                                  Delaware Management Business Trust) and each fund in the Delaware Investments
                                                  Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Timothy L. Rabe                                   Vice President/High Yield Trader of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Lincoln Investment Advisers (each a series of
                                                  Delaware Management Business Trust) and Founders Holdings, Inc.

                                                  Vice President/High Yield Trader and Director of Founders CBO  Corporation
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates and
Name and Principal Business Address*              other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Richard Salus                                     Vice President/ Assistant Controller of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Lincoln Cash Management, Delaware Lincoln
                                                  Investment Advisers, Vantage Investment Advisers (each a series of Delaware
                                                  Management Business Trust), Delaware Management Holdings, Inc., DMH Corp.,
                                                  Delaware Management Company, Inc., Delaware Service Company, Inc., Delaware
                                                  Capital Management, Inc., Retirement Financial Services, Inc., Delaware
                                                  Management Trust Company, Delaware Distributors, L.P., Delaware Distributors,
                                                  Inc., Delaware International Holdings Ltd., Delaware General Management, Inc.,
                                                  Delaware Management Business Trust, Delaware Investments U.S., Inc., DIAL
                                                  Holding Company, Inc., Lincoln National Investment Companies, Inc. and LNC
                                                  Administrative Services Corporation
------------------------------------------------- --------------------------------------------------------------------------------
Robert D. Schwartz                                Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

                                                  Vice President/Assistant Secretary of Delaware General Management, Inc.

                                                  Vice President of Lincoln National Convertible Securities Fund, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Richard D. Seidel                                 Vice President/Assistant Controller/Manager - Payroll of Delaware Management
                                                  Company, Delaware Investment Advisers, Delaware Lincoln Cash Management,
                                                  Delaware Lincoln Investment Advisers (each a series of Delaware Management
                                                  Business Trust), Retirement Financial Services, Inc. and LNC Administrative
                                                  Services Corporation

                                                  Vice President/Assistant Treasurer of Delaware Management Holdings, Inc.,
                                                  Delaware Service Company, Inc., Delaware Capital Management, Inc. and Vantage
                                                  Investment Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Brenda L. Sprigman                                Vice President/Business Manager - Fixed Income of Delaware Management Company,
                                                  Delaware Investment Advisers and Delaware Lincoln Investment Advisers (each a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Matthew J. Stephens                               Vice President/Senior High Grade Analyst of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Michael T. Taggart                                Vice President/Facilities & Administrative Services of Delaware Management
                                                  Company, Delaware Investment Advisers, Delaware Lincoln Investment Advisers
                                                  (each a series of Delaware Management Business Trust), Delaware Service
                                                  Company, Inc., Delaware Distributors, L.P. and Delaware Distributors, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Ward W. Tatge                                     Vice President/Senior Research Analyst of Delaware Management Company,
                                                  Delaware Investment Advisers, Delaware Lincoln Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware
                                                  Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Thomas J. Trotman                                 Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Lori P. Wachs                                     Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------
Laura Wagner                                      Vice President/Investment Accounting of Delaware Management Company (a series of Delaware Management Business Trust), Delaware Service Company, Inc. and
                                                  each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
                                                  Positions and Offices with Delaware Management Company and its affiliates and
Name and Principal Business Address*              other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
James J. Wright                                   Vice President/Senior Equity Analyst of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
------------------------------------------------- --------------------------------------------------------------------------------

*Business Address is 2005 Market Street, Philadelphia, PA 19103.

-------------------------------------------------------------------------------
(1) SENIOR QUANTITATIVE ANALYST, Jacobs Levy Equity Management, Roseland, NJ, 1996-2001
(2) VICE PRESIDENT/QUANTITATIVE RESEARCH GROUP, First Union Capital Markets Corporation, Charlotte, NC, 1998-2001
-------------------------------------------------------------------------------

Item 27. Principal Underwriters.
         ----------------------

         (a)(1) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments family.

         (b)(1) Information with respect to each officer or partner of principal underwriter:

--------------------------------------- -------------------------------------------- ------------------------------------------
Name and Principal Business Address*          Positions and Offices with Underwriter       Positions and Offices with Registrant
--------------------------------------- -------------------------------------------- ------------------------------------------
Delaware Distributors, Inc.             General Partner                              None
--------------------------------------- -------------------------------------------- ------------------------------------------
Delaware Investment Advisers            Limited Partner                              None
--------------------------------------- -------------------------------------------- ------------------------------------------
Delaware Capital Management, Inc.       Limited Partner                              None
--------------------------------------- -------------------------------------------- ------------------------------------------
Richard J. Flannery                     President/Chief Executive Officer            Executive Vice President/General
                                                                                     Counsel/Chief Administrative Officer
--------------------------------------- -------------------------------------------- ------------------------------------------
David K. Downes                         Executive Vice President/Chief Operating     President/Chief Executive Officer/Chief
                                        Officer/Chief Financial Officer              Financial Officer
--------------------------------------- -------------------------------------------- ------------------------------------------
Diane M. Anderson                       Senior Vice President/Retirement Operations  None
--------------------------------------- -------------------------------------------- ------------------------------------------
Douglas L. Anderson                     Senior Vice President/Operations             None
--------------------------------------- -------------------------------------------- ------------------------------------------
Michael P. Bishof                       Senior Vice President/Investment Accounting  Senior Vice President/Treasurer
--------------------------------------- -------------------------------------------- ------------------------------------------
Lisa O. Brinkley                        Senior Vice President/Compliance Director    Senior Vice President/Compliance Director
--------------------------------------- -------------------------------------------- ------------------------------------------
Joseph H. Hastings                      Senior Vice President/Treasurer/ Corporate   Senior Vice President/Corporate
                                        Controller                                   Controller
--------------------------------------- -------------------------------------------- ------------------------------------------
Joanne O. Hutcheson                     Senior Vice President/Human Resources        Senior Vice President/Human Resources
--------------------------------------- -------------------------------------------- ------------------------------------------
Karina J. Istvan                        Senior Vice President/Retail Product         None
                                        Management
--------------------------------------- -------------------------------------------- ------------------------------------------
Richelle S. Maestro                     Senior Vice President/General                Senior Vice President/Deputy General
                                        Counsel/Secretary                            Counsel/ Secretary
--------------------------------------- -------------------------------------------- ------------------------------------------
Stephen C. Nell                         Senior Vice President/National Retirement    None
                                        Sales
--------------------------------------- -------------------------------------------- ------------------------------------------
James L. Shields                        Senior Vice President/Chief Information      None
                                        Officer
--------------------------------------- -------------------------------------------- ------------------------------------------
Elisa C. Colkitt                        Vice President/Broker Dealer Operations &    None
                                        Service Support
--------------------------------------- -------------------------------------------- ------------------------------------------
David F. Connor                         Vice President/Deputy General                Vice President/Deputy General
                                        Counsel/Assistant Secretary                  Counsel/Assistant Secretary
--------------------------------------- -------------------------------------------- ------------------------------------------
Joel A. Ettinger                        Vice President/Taxation                      Vice President/Taxation
--------------------------------------- -------------------------------------------- ------------------------------------------
Susan T. Friestedt                      Vice President/Retirement Services           None
--------------------------------------- -------------------------------------------- ------------------------------------------
Jeffrey M. Kellogg                      Vice President/Product Manager,              None
                                        Fixed-Income & International
--------------------------------------- -------------------------------------------- ------------------------------------------

--------------------------------------- -------------------------------------------- ------------------------------------------
Name and Principal Business Address*          Positions and Offices with Underwriter       Positions and Offices with Registrant
--------------------------------------- -------------------------------------------- ------------------------------------------
Keven S. Lee                            Vice President/Assistant Controller          None
--------------------------------------- -------------------------------------------- ------------------------------------------
Philip Y. Lin                           Vice President/Associate General             Vice President/Associate General
                                        Counsel/Assistant Secretary                  Counsel/Assistant Secretary
--------------------------------------- -------------------------------------------- ------------------------------------------
Nancy Nawn                              Vice President/Senior Wrap Product Manager   None
--------------------------------------- -------------------------------------------- ------------------------------------------
David P. O'Connor                       Vice President/Associate General             Vice President/Associate General
                                        Counsel/Assistant Secretary                  Counsel/Assistant Secretary
--------------------------------------- -------------------------------------------- ------------------------------------------
Robinder Pal                            Vice President/Retail e-Business             None
--------------------------------------- -------------------------------------------- ------------------------------------------
Richard  Salus                          Vice President/Assistant Controller          None
--------------------------------------- -------------------------------------------- ------------------------------------------
Gordon E. Searles                       Vice President/Client Services               None
--------------------------------------- -------------------------------------------- ------------------------------------------
Michael T. Taggart                      Vice President/Facilities & Administrative   None
                                        Services
--------------------------------------- -------------------------------------------- ------------------------------------------
James R. Van Deventer                   Vice President/Defined Contribution Sales-   None
                                        South
--------------------------------------- -------------------------------------------- ------------------------------------------
Julia R. Vander Els                     Vice President/Retirement Plan               None
                                        Communications
--------------------------------------- -------------------------------------------- ------------------------------------------

* Business address of each is One Commerce Square, Philadelphia, PA 19103.

         (a)(2) Lincoln Financial Distributors, Inc. ("LFD") serves as Financial Intermediary Distributor for all the mutual funds in the Delaware Investments family.

         (b)(2)   Information with respect to each officer or partner of LFD:

------------------------------------- --------------------------------------------- -----------------------------------------
Name and Principal Business Address*  Positions and Offices with LFD                Positions and Offices with Registrant
------------------------------------- --------------------------------------------- -----------------------------------------
Westley V. Thompson                   President/Chief Executive Officer/Director    None
------------------------------------- --------------------------------------------- -----------------------------------------
David M. Kittredge                    Senior Vice President/Chief Operating         None
                                      Officer/Director
------------------------------------- --------------------------------------------- -----------------------------------------
Stephen W. Long                       Senior Vice President                         None
------------------------------------- --------------------------------------------- -----------------------------------------
Karen R. Matheson                     Senior Vice President/Chief Financial         None
                                      Officer/Chief Administrative Officer/Director
------------------------------------- --------------------------------------------- -----------------------------------------
Margaret Skinner                      Senior Vice President                         None
------------------------------------- --------------------------------------------- -----------------------------------------
Phillip Cramer                        Vice President                                None
------------------------------------- --------------------------------------------- -----------------------------------------
Frederick J. Crawford**               Vice President/Treasurer                      None
------------------------------------- --------------------------------------------- -----------------------------------------
Kim Miner                             Vice President
------------------------------------- --------------------------------------------- -----------------------------------------
Therese M. Obringer                   Vice President/Chief Compliance Officer       None
------------------------------------- --------------------------------------------- -----------------------------------------

------- -----------------------------------------------------------------------
*       2001 Market Street, Philadelphia, PA 19103.
**      1500 Market Street, Philadelphia, PA 19103.
------- -----------------------------------------------------------------------

                  (c)      Not Applicable.

Item 28. Location of Accounts and Records. All accounts and records are maintained in Philadelphia at 2005 Market Street, Philadelphia, PA 19103-7094.

Item 29. Management Services. None.

Item 30. Undertakings. Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 21st day of June, 2002.

DELAWARE GROUP EQUITY FUNDS III

By:          /s/ Charles E. Haldeman, Jr.
    -------------------------------------
                Charles E. Haldeman, Jr.
                        Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

                 Signature                                           Title                                       Date
                 ---------                                           -----                                       ----
/s/ David K. Downes                            President/Chief Executive Officer/Chief Financial           June 21, 2002
------------------------------------           Officer (Principal Executive Officer/Principal
David K. Downes                                Accounting Officer) and Trustee

/s/ Charles E. Haldeman, Jr.                   Chairman and Trustee                                        June 21, 2002
------------------------------------
Charles E. Haldeman, Jr.

/s/ Walter P. Babich                        *  Trustee                                                     June 21, 2002
---------------------------------------------
Walter P. Babich

/s/ John H. Durham                          *  Trustee                                                     June 21, 2002
---------------------------------------------
John H. Durham

/s/ John A. Fry                             *  Trustee                                                     June 21, 2002
---------------------------------------------
John A. Fry

/s/ Anthony D. Knerr                        *  Trustee                                                     June 21, 2002
---------------------------------------------
Anthony D. Knerr

/s/ Ann R. Leven                            *  Trustee                                                     June 21, 2002
---------------------------------------------
Ann R. Leven

/s/ Thomas F. Madison                       *  Trustee                                                     June 21, 2002
---------------------------------------------
Thomas F. Madison

/s/ Janet L. Yeomans                        *  Trustee                                                     June 21, 2002
---------------------------------------------
Janet L. Yeomans

                       * By: /s/ Charles E. Haldeman, Jr.
                             -----------------------------
                             Charles E. Haldeman, Jr.
                             as Attorney-in-Fact for
                          each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549










                                    Exhibits

                                       to

                                    Form N-1A










             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS

Exhibit No.     Exhibit
-----------     --------

EX-99.D3 Executed Amendment No. 2 (June 26, 2001) to the Investment Management Agreement

EX-99.E1i         Executed Distribution Agreement (April 19, 2001) between
                  Delaware Distributors, L.P. and the Registrant on behalf of each Fund

EX-99.E1ii        Executed Amendment No. 1 (June 26, 2001) to the Distribution
                  Agreement

EX-99.E1iv        Executed Appendix A (December 20, 2001) to the Financial
                  Intermediary Distribution Agreement

EX-99.E2          Dealer's Agreement (January 2001)

EX-99.E3          Vision Mutual Fund Gateway Agreement (November 2001)

EX-99.E4          Registered Investment Advisers Agreement (January 2001)

EX-99.E5          Bank/Trust Agreement (January 2001)

EX-99.G1i         Executed Amendment (July 1, 2001) to the Custodian Agreement
                  between JPMorgan Chase Bank and the Registrant

EX-99.G2i         Executed Amendment (October 3, 2001) to the Securities Lending
                  Agreement between JPMorgan Chase Banks and the Registrant

EX-99.G3 Form of Amended and Restated Mutual Fund Custody and Services Agreement (May 2002) between Mellon Bank, N.A. and the Registrant

EX-99.G4 Executed Securities Lending Authorization (March 12, 2002) between Mellon Bank, N.A. and the Registrant

EX-99.H1 Executed Shareholders Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund

EX-99.H1i         Executed Amendment No. 1 (June 26, 2001) to the Shareholder
                  Services Agreement

EX-99.H1ii        Executed Schedule B (May 16, 2002) to the Shareholder Services
                  Agreement

EX-99.H2i         Executed Amendment No. 24 (June 26, 2001) to the Delaware
                  Group of Funds Fund Accounting Agreement

EX-99.H2ii        Executed Schedule B (May 16, 2002) to the Delaware Group of
                  Funds Fund Accounting Agreement

EX-99.M1          Plan under Rule 12b-1 for each Fund's Class A

EX-99.M2          Plan under Rule 12b-1 for each Fund's Class B

EX-99.M3          Plan under Rule 12b-1 for each Fund's Class C